              As filed with the Securities and Exchange Commission.
                                                      '33 Act File No. 333-53023
================================================================================
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 8           [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940           [ ]

                          NATIONWIDE VARIABLE ACCOUNT-9
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus.

[ ]   immediately upon filing to paragraph (b) of Rule 485


[X]   on January 2, 2001 pursuant to paragraph (b) of Rule 485


[ ]   60 days after filing pursuant to paragraph (a) of Rule 485

[ ]   on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information....................................Calculations of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32. Undertakings.......................................................................................Item 32

                      SUPPLEMENT DATED JANUARY 2, 2001, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE "DEATH BENEFIT OPTION" PROVISION OF THE SECTION ENTITLED "ADDITIONAL CONTRACT OPTIONS" IS DELETED AND REPLACED WITH THE FOLLOWING:

DEATH BENEFIT OPTION


For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, applicants may elect the Greater of One-Year or Optional 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver instead of the One-Year Step Up Death Benefit that is standard to every contract.



Optional Greater of One Year or 5% Enhanced Death Benefit with Long Term
Care/Nursing Home Waiver.............................................................................0.15%
       Total Variable Account Charges
       (including death benefit option only).........................................................1.35%

For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract modifications listed above, applicants may elect the following death benefit as a replacement for the One-Year Step-Up Death Benefit that is standard to every contract.

    Optional 5% Enhanced Death Benefit...............................................................0.05%
       Total Variable Account Charges
       (including death benefit option only).........................................................1.25%



2. THE "SPOUSAL PROTECTION ANNUITY OPTION" PROVISION OF THE SECTION ENTITLED "ADDITIONAL CONTRACT OPTIONS" IS AMENDED AS FOLLOWS:

SPOUSAL PROTECTION ANNUITY OPTION

An applicant for an Individual Retirement Annuity or a non-qualified contract may elect the Spousal Protection Annuity Option at no additional cost (see "Spousal Protection Annuity Option").

  Spousal Protections Annuity Option ......................................0.00%
    Total Variable Account
    (including Spousal Protection Annuity Option only) ....................1.20%

LIKEWISE, THE "SPOUSAL PROTECTION ANNUITY OPTION" PROVISION OF THE "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS" IS AMENDED TO ALLOW AN APPLICANT TO ELECT THE SPOUSAL PROTECTION ANNUITY OPTION WITH EITHER THE STANDARD DEATH BENEFIT OR THE OPTIONAL DEATH BENEFIT.

3. THE THIRD PARAGRAPH OF THE "CHARGES AND EXPENSES" OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

An optional death benefit is available under the contract. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract option listed above, Nationwide will deduct an annualized rate of 0.05% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

4. THE "DEATH BENEFIT OPTION" PROVISION OF THE SECTION ENTITLED "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS" AND THE "5% ENHANCED DEATH BENEFIT" PROVISION OF THE SECTION ENTITLED "DEATH BENEFIT PAYMENT" ARE DELETED AND REPLACED WITH THE FOLLOWING:

The following death benefit option is available with the contracts. The death benefit option may not be available in every state.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFIT IS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE THE APPLICABLE CONTRACT MODIFICATION.
--------------------------------------------------------------------------------

If the contract owner elects the optional death benefit, Nationwide will deduct a charge equal to an annualized rate of 0.15% of the daily net assets of the variable account for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver.

Greater of One-Year or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date of the partial surrender.

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date of the partial surrender.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFIT IS AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATION LISTED ABOVE.
--------------------------------------------------------------------------------


If the contract owner elects the 5% Enhanced Death Benefit, Nationwide will deduct an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account.

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1)  the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

--------------------------------------------------------------------------------
IN ADDITION, ALL DEATH BENEFIT OPTIONS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.
--------------------------------------------------------------------------------

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (.e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

5. EFFECTIVE JANUARY 8, 2001, WADDELL & REED INVESTMENT MANAGEMENT COMPANY WILL BECOME ONE OF THE SUBADVISERS OF THE NATIONWIDE SEPARATE ACCOUNT TRUST
     - NATIONWIDE SMALL COMPANY FUND. THERE IS NO CHANGE IN THE FUND'S OBJECTIVE AS IS STATED IN THE PROSPECTUS DATED MAY 1, 2000.

                     SUPPLEMENT DATED SEPTEMBER 20, 2000, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

                        MODIFIED SINGLE PREMIUM DEFERRED

                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. AN APPLICATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") FOR AN ORDER PERMITTING THE SUBSTITUTION OF SHARES OF THE UNDERLYING MUTUAL FUNDS IN COLUMN A ("EXISTING FUNDS") OF THE FOLLOWING TABLE WITH SHARES OF THE UNDERLYING MUTUAL FUNDS IN COLUMN B ("REPLACEMENT FUNDS"). UNTIL AN ORDER IS GRANTED BY THE SEC, BOTH INVESTMENT OPTIONS WILL BE AVAILABLE TO ALL CONTRACT OWNERS AS UNDERLYING MUTUAL FUND OPTIONS. IF AN ORDER IS GRANTED, INFORMATION WILL BE SENT TO ALL CONTRACT OWNERS REGARDING THE "EXCHANGE DATE" ON WHICH THE EXISTING FUNDS WILL BE ELIMINATED AS INVESTMENT OPTIONS AND SUBSTITUTED WITH THE REPLACEMENT FUNDS.

                      Column A                                              Column B
                   Existing Funds                                       Replacement Funds
Nationwide Separate Account Trust ("NSAT") -           Strong Opportunity Fund II, Inc.
Nationwide Strategic Value Fund
Warburg Pincus Trust - Value Portfolio                 Fidelity VIP - Equity-Income Portfolio: Service
                                                       Class

2. THE "SURRENDER (REDEMPTION)" PROVISION ON PAGE 29 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

3. THE "ENHANCED RATE DOLLAR COST AVERAGING" PROVISION ON PAGE 33 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

4. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 57 OF YOUR PROSPECTUS IS AMENDED TO READ:

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
     Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

          GUARDIAN PORTFOLIO
          Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

          MID-CAP GROWTH PORTFOLIO
          Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

          PARTNERS PORTFOLIO
          Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

5. EFFECTIVE SEPTEMBER 25, 2000: MERGER OF VAN KAMPEN LIFE INVESTMENT TRUST - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO INTO THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO.

     Effective September 25, pursuant to shareholder vote, all shares of Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio were exchanged for shares of The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio. Any assets invested in Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio at the close of business on September 22, 2000 will be exchanged for shares of The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio. The value of the shares received in the exchange equals the value of the shares held in the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio as of the close of business on September 22, 2000. This exchange of shares will not otherwise affect any contract rights. Contract owners are free to reallocate assets located in The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio pursuant to the terms of the contract.

     Following the exchange, contract owners who had assets in the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio will have assets in The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio and the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio will be terminated in accordance with Delaware state law.

6. EFFECTIVE SEPTEMBER 25, 2000, ALL REFERENCES IN YOUR PROSPECTUS TO VAN KAMPEN LIFE INVESTMENT TRUST - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO ARE DELETED AND PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND:

         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                -   U.S. Real Estate Portfolio

7. EFFECTIVE SEPTEMBER 25, 2000, THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE ON PAGE 9 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

                  (as a percentage of underlying mutual fund average net assets, after expense reimbursement)

                                                                                                    Total Underlying
                                                          Management         Other        12b-1       Mutual Fund
                                                             Fees          Expenses        Fees         Expenses
               The Universal Institutional Funds, Inc.      0.75%            0.35%        0.00%           1.10%
              -- U. S. Real Estate Portfolio

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

                  (as a percentage of underlying mutual fund average net assets, before expense reimbursement)

                                                                                               Total Underlying
                                                       Management        Other          12b-1     Mutual Fund
                                                         Fees          Expenses         Fees       Expenses
               The Universal Institutional Funds, Inc.   0.80%           0.35%          0.00%       1.15%
               -- U. S. Real Estate Portfolio

8. EFFECTIVE SEPTEMBER 25, 2000, THE "EXAMPLE" CHART ON PAGE 12 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects variable account charges of 1.70%. Deductions for premium taxes are not reflected but may apply.

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                                contract at the end of the    contract at the end of the    at the end of the applicable
                                  applicable time period        applicable time period              time period
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
             The Universal      92     144    189     323      29    90     153     323      *     90     153      323
             Institutional
             Funds, Inc.--
             U. S. Real
             Estate Portfolio

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

9. EFFECTIVE SEPTEMBER 25, 2000, "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 57 OF YOUR PROSPECTUS IS AMENDED TO READ:

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

         U. S. REAL ESTATE PORTFOLIO

         Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate.

         Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

10. EFFECTIVE OCTOBER 2, 2000, PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUNDS:

         NATIONWIDE SEPARATE ACCOUNT TRUST
    -    Gartmore NSAT Emerging Markets Fund
    -    Gartmore NSAT Global Technology and Communications Fund
    -    Gartmore NSAT International Growth Fund
    -    Turner NSAT Growth Focus Fund

11. EFFECTIVE OCTOBER 2, 2000, THE FOLLOWING UNDERLYING MUTUAL FUNDS HAVE CHANGED NAMES. ALL REFERENCES IN YOUR PROSPECTUS TO THE OLD NAME WILL BE REPLACED WITH THE NEW NAME AS DESCRIBED BELOW:

     ALL REFERENCES TO...                                     ARE REPLACED WITH...
     Nationwide Separate Account Trust ("NSAT") -             NSAT - J.P. Morgan NSAT Balanced Fund
     Nationwide Balanced Fund
     NSAT - Nationwide Equity Income Fund                     NSAT - Federated NSAT Equity Income Fund
     NSAT - Nationwide High Income Bond Fund                  NSAT - Federated NSAT High Income Bond Fund
     NSAT - Nationwide Mid Cap Index Fund                     NSAT - Dreyfus NSAT Mid Cap Index Fund
     NSAT - Nationwide Multi Sector Bond Fund                 NSAT - MAS NSAT Multi Sector Bond Fund
     NSAT - Nationwide Strategic Growth Fund                  NSAT - Strong NSAT Mid Cap Growth Fund

12. EFFECTIVE OCTOBER 2, 2000, WADDELL & REED INVESTMENT MANAGEMENT COMPANY WILL REPLACE FRANKLIN ADVISERS, INC. AS ONE OF THE SUBADVISERS OF THE NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL CAP GROWTH FUND. THERE IS NO CHANGE IN THE FUND'S OBJECTIVE AS IS STATED IN THE PROSPECTUS DATED MAY 1, 2000.

13. EFFECTIVE OCTOBER 2, 2000, THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE ON PAGE 9 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

                  (as a percentage of underlying mutual fund average net assets, after expense reimbursement)

                                                                                                     Total Underlying
                                                          Management        Other         12b-1         Mutual Fund
                                                             Fees          Expenses       Fees            Expenses
           NSAT - Gartmore NSAT Emerging Markets Fund        0.87%          0.88%          0.00%           1.75%
           NSAT - Gartmore NSAT Global Technology and        0.62%          0.73%          0.00%           1.35%
           Communications Fund
           NSAT - Gartmore NSAT International Growth         0.72%          0.88%          0.00%           1.60%
           Fund
           NSAT - Nationwide Small Cap Value Fund            0.88%          0.37%          0.00%           1.25%
           NSAT - Turner NSAT Growth Focus Fund              0.59%          0.76%          0.00%           1.35%

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

                  (as a percentage of underlying mutual fund average net assets, before expense reimbursement)

                                                                                                      Total Underlying
                                                          Management        Other          12b-1        Mutual Fund
                                                             Fees          Expenses        Fees           Expenses
          NSAT - Gartmore NSAT Emerging Markets Fund         1.15%          0.88%          0.00%           2.03%
          NSAT - Gartmore NSAT Global Technology and         0.98%          0.73%          0.00%           1.71%
          Communications Fund
          NSAT - Gartmore NSAT International Growth          1.00%          0.88%          0.00%           1.88%
          Fund
          NSAT - Nationwide Small Cap Value Fund             0.90%          0.37%          0.00%           1.27%
          NSAT - Turner NSAT Growth Focus Fund               0.90%          0.76%          0.00%           1.66%

14. EFFECTIVE OCTOBER 2, 2000, THE "EXAMPLE" CHART ON PAGE 12 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects variable account charges of 1.70%. Deductions for premium taxes are not reflected but may apply.

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                                contract at the end of the    contract at the end of the    at the end of the applicable
                                  applicable time period        applicable time period              time period
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
             NSAT - Gartmore      99    164    222    386      36    110    186     386      *     110    186      386
             NSAT Emerging
             Markets Fund

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                                contract at the end of the    contract at the end of the    at the end of the applicable
                                   applicable time period        applicable time period              time period
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
             NSAT - Gartmore      95    152    202    347      32     98    166     347      *      98    166      347
             NSAT Global
             Technology and
             Communications Fund
             NSAT - Gartmore      98    160    215    371      35    106    179     371      *     106    179      371
             NSAT International
             Growth Fund
             NSAT - Nationwide    94    149    197    338      31    95     161     338      *      95    161      338
             Small Cap Value
             Fund
             NSAT - Turner NSAT   95    152    202    347      32    98     166     347      *      98    166      347
             Growth Focus Fund

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

15. EFFECTIVE OCTOBER 2, 2000, "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 57 OF YOUR PROSPECTUS IS AMENDED TO READ:


     NATIONWIDE SEPARATE ACCOUNT TRUST ("NSAT")

         GARTMORE NSAT EMERGING MARKETS FUND
         (subadviser: Gartmore Global Partners)
         Investment Objective: Long term capital growth by investing primarily in equity securities of companies located in emerging market countries.

         GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
         (subadviser: Gartmore Global Partners)
         Investment Objective: Long term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and technology and communication related industries.

         GARTMORE NSAT INTERNATIONAL GROWTH FUND
         (subadviser: Gartmore Global Partners)
         Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

         TURNER NSAT GROWTH FOCUS FUND
         (subadviser: Turner Investment Partners, Inc.)
         Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential.

                     SUPPLEMENT DATED SEPTEMBER 20, 2000, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. AN APPLICATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") FOR AN ORDER PERMITTING THE SUBSTITUTION OF SHARES OF THE VICTORY VARIABLE INSURANCE FUNDS - INVESTMENT QUALITY BOND FUND: CLASS A WITH SHARES OF THE FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II. EFFECTIVE OCTOBER 2, 2000 AND UNTIL AN ORDER IS GRANTED BY THE SEC, BOTH INVESTMENT OPTIONS WILL BE AVAILABLE TO ALL CONTRACT OWNERS AS UNDERLYING MUTUAL FUND OPTIONS. IF AN ORDER IS GRANTED, INFORMATION WILL BE SENT TO ALL CONTRACT OWNERS REGARDING THE "EXCHANGE DATE" ON WHICH THE VICTORY VARIABLE INSURANCE FUNDS - INVESTMENT QUALITY BOND FUND: CLASS A WILL BE ELIMINATED AS AN INVESTMENT OPTION AND SUBSTITUTED WITH THE FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II.

2. THE "SURRENDER (REDEMPTION)" PROVISION ON PAGE 24 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

3. THE "ENHANCED RATE DOLLAR COST AVERAGING" PROVISION ON PAGE 28 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

4. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 50 OF YOUR PROSPECTUS IS AMENDED TO READ:

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

     Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

         MID-CAP GROWTH PORTFOLIO
         Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

          PARTNERS PORTFOLIO
          Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

5. EFFECTIVE OCTOBER 2, 2000, THE FOLLOWING UNDERLYING MUTUAL FUNDS HAVE CHANGED NAMES. ALL REFERENCES IN YOUR PROSPECTUS TO THE OLD NAME WILL BE REPLACED WITH THE NEW NAME AS DESCRIBED BELOW:

     ALL REFERENCES TO...                                       ARE REPLACED WITH...
     Nationwide Separate Account Trust ("NSAT") -               NSAT - Federated NSAT Equity Income Fund
     Nationwide Equity Income Fund
     NSAT - Nationwide High Income Bond Fund                    NSAT - Federated NSAT High Income Bond Fund
     NSAT - Nationwide Multi Sector Bond Fund                   NSAT - MAS NSAT Multi Sector Bond Fund

6. EFFECTIVE OCTOBER 2, 2000, PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND:

     FEDERATED INSURANCE SERIES

     -  Federated Quality Bond Fund II

7. EFFECTIVE OCTOBER 2, 2000, THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE ON PAGES 8-9 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

                  (as a percentage of underlying mutual fund average net assets, after expense reimbursement)

                                                                                                     Total Underlying
                                                          Management        Other         12b-1        Mutual Fund
                                                             Fees          Expenses       Fees           Expenses
           Federated Insurance Series - Federated            0.00%          0.68%         0.00%            0.68%
           Quality Bond Fund II

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

                  (as a percentage of underlying mutual fund average net assets, before expense reimbursement)

                                                                                                     Total Underlying
                                                          Management        Other         12b-1        Mutual Fund
                                                             Fees          Expenses       Fees           Expenses
          Federated Insurance Series - Federated             0.60%          0.89%         0.25%            1.74%
          Quality Bond Fund II

8. EFFECTIVE OCTOBER 2, 2000, THE "EXAMPLE" CHART ON PAGES 9-10 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects an assumed variable account charge of 1.70%, which is the maximum variable account charge for the maximum number of rider options.

     For those contracts that do not elect the maximum number of rider options, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                                contract at the end of the    contract at the end of the    at the end of the applicable
                                   applicable time period        applicable time period              time period
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
             Federated          88     131    167     280      25    77     131     280      *     77     131      280
             Insurance
             Series -
             Federated
             Quality Bond
             Fund II

     *The contracts sold under this prospectus do not permit annuitization during the first two contract years.

9. EFFECTIVE OCTOBER 2, 2000, "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 50 OF YOUR PROSPECTUS IS AMENDED TO READ:

     FEDERATED INSURANCE SERIES
     Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

FEDERATED QUALITY BOND FUND II
         Investment Objective: Current income by investing in investment grade fixed income securities.

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

   Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9

                   The date of this prospectus is May 1, 2000.

--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
    -    American Century VP Income & Growth
    -    American Century VP International
    -    American Century VP Value
DREYFUS
    -    Dreyfus Investment Portfolios - European Equity Portfolio
    -    The Dreyfus Socially Responsible Growth Fund, Inc.
    -    Dreyfus Stock Index Fund, Inc.
    - Dreyfus Variable Investment Fund - Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)
FEDERATED INSURANCE SERIES
    -    Federated Quality Bond Fund II
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    -    VIP Equity-Income Portfolio: Service Class
    -    VIP Growth Portfolio: Service Class
    -    VIP High Income Portfolio: Service Class*
    -    VIP Overseas Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
    -    VIP II Contrafund(R)Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
    -    VIP III Growth Opportunities Portfolio: Service Class
JANUS ASPEN SERIES
    -    Capital Appreciation Portfolio: Service Shares
    -    Global Technology Portfolio: Service Shares
    -    International Growth Portfolio: Service Shares
MORGAN STANLEY
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
    -    Emerging Markets Debt Portfolio
    -    Mid Cap Growth Portfolio
   VAN KAMPEN LIFE INVESTMENT TRUST
    -    Morgan Stanley Real Estate Securities Portfolio
NATIONWIDE SEPARATE ACCOUNT TRUST
    -    Capital Appreciation Fund
    -    Government Bond Fund
    -    Money Market Fund
    -    Total Return Fund
    - Nationwide Balanced Fund (subadviser: J.P. Morgan Investment Management Inc.)
    -    Nationwide Equity Income Fund (subadviser: Federated Investment
         Counseling)

    - Nationwide Global 50 Fund (formerly, Nationwide Global Equity Fund) (subadviser: J.P. Morgan Investment Management Inc.)
    - Nationwide High Income Bond Fund* (subadviser: Federated Investment Counseling)
    - Nationwide Mid Cap Index Fund (formerly, Nationwide Select Advisers Mid Cap Fund) (subadviser: The Dreyfus Corporation)
    - Nationwide Multi Sector Bond Fund (subadviser: Miller, Anderson & Sherrerd, LLP)
    - Nationwide Small Cap Growth Fund (formerly, Nationwide Select Advisers Small Cap Growth Fund) (subadvisers: Franklin Advisers, Inc., Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC.)
    -    Nationwide Small Cap Value Fund (subadvisers: The Dreyfus Corporation)
    - Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management and Strong Capital Management, Inc.)
    - Nationwide Strategic Growth Fund (subadviser: Strong Capital Management, Inc.)
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
    -    AMT Guardian Portfolio
    -    AMT Mid-Cap Growth Portfolio
    -    AMT Partners Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
    - Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
    -    Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
         Fund)
    -    Oppenheimer Global Securities Fund/VA
    - Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
    -    Worldwide Emerging Markets Fund
    -    Worldwide Hard Assets Fund

VICTORY VARIABLE INSURANCE FUNDS
    -    Diversified Stock Fund: Class A
    -    Small Company Opportunity Fund: Class A

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

WARBURG PINCUS TRUST
    -    International Equity Portfolio
    - Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

NATIONWIDE SEPARATE ACCOUNT TRUST
    - Nationwide Strategic Value Fund (subadviser: Strong Capital Management, Inc./Schafer Capital Management, Inc.)
VICTORY VARIABLE INSURANCE FUNDS
    -    Investment Quality Bond Fund: Class A
WARBURG PINCUS TRUST
    -    Value Portfolio (formerly, Growth & Income Portfolio)

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 57.

For general information or to obtain FREE copies of the:
    -    Statement of Additional Information;

    - prospectus, annual report or semi-annual report for any underlying mutual fund;
    -    prospectus for the Guaranteed Term Options; or
    -    required Nationwide forms,

call:    1-800-848-6331

     TDD 1-800-238-3035

or write:
         NATIONWIDE LIFE INSURANCE COMPANY
         P.O. BOX 16609
         COLUMBUS, OHIO  43216-6609

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:
                              WWW.BESTOFAMERICA.COM

THIS ANNUITY IS NOT:

    -    A BANK DEPOSIT                -    FEDERALLY INSURED
    -    ENDORSED BY A BANK OR         -    AVAILABLE IN
         GOVERNMENT AGENCY                  EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units plus any amount held in the fixed account, and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF STANDARD CONTRACT EXPENSES..............

ADDITIONAL CONTRACT OPTIONS........................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.............

EXAMPLE............................................

SYNOPSIS OF THE CONTRACTS..........................

FINANCIAL STATEMENTS...............................

CONDENSED FINANCIAL INFORMATION....................

NATIONWIDE LIFE INSURANCE COMPANY..................

NATIONWIDE INVESTMENT SERVICES
     CORPORATION...................................

TYPES OF CONTRACTS.................................
     Non-Qualified Annuity Contracts
     Individual Retirement Annuities (IRAs)
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying
         Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS....................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS....................................
     Death Benefit Option
     Guaranteed Minimum Income Benefit
         Options
     Spousal Protection Annuity Option

CONTRACT OWNERSHIP.................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................
     Minimum Initial and Subsequent Purchase
         Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional
         Retirement Program or a Louisiana
         Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE.....................................
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.........................................

CONTRACT OWNER SERVICES............................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity
         Payments
     Guaranteed Minimum Income Benefit
         Options ("GMIB")
     Annuity Payment Options

DEATH BENEFITS.....................................
     Death of Contract Owner - Non-Qualified
        Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Non-Qualified
        Contracts
     Required Distributions for Tax Sheltered
        Annuities
     Required Distributions for Individual
        Retirement Annuities
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
        Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS.............................

LEGAL PROCEEDINGS..................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY....

TABLE OF CONTENTS OF STATEMENT OF
        ADDITIONAL INFORMATION.....................

APPENDIX A: OBJECTIVES FOR UNDERLYING
        MUTUAL FUNDS...............................

APPENDIX B: CONDENSED FINANCIAL INFORMATION........

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:
    -    the contract owner meets an available exception under the contract; or
    - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage
of purchase payments surrendered)................7%(1)

Range of CDSC over time:

 Number of Years from Date               CDSC
    of Purchase Payment               Percentage

             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%

(1)Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments made to the contract; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued as Tax Sheltered Annuities or other Qualified Plans due to Internal Revenue Code restrictions.

VARIABLE ACCOUNT CHARGES(2)

(as a percentage of the daily net assets of the variable account)

Mortality and Expense Risk Charges............1.20%
   Total Variable Account Charges.............1.20%(3)
LOAN PROCESSING FEE

(per loan transaction).........................$25(4)

(2)These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

(3)Charges shown include the One-Year Step Up Death Benefit which is standard to every contract (see "Death Benefit Payment").

(4)Nationwide assesses a $25 loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

ADDITIONAL CONTRACT OPTIONS

The following options are available to contract owners. Some options assess an additional charge. These options must be elected at the time of application and will replace the corresponding standard contract benefit.

If the contract owner chooses an optional benefit, a corresponding charge will be deducted. The charge for an optional benefit is IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the underlying mutual funds and are charged as a percentage of the average variable account value.

DEATH BENEFIT OPTION

An applicant may choose the Optional 5% Enhanced Death Benefit instead of the One-Year Step Up Death Benefit that is standard to every contract.

Optional 5% Enhanced Death

Benefit........................................0.05%
    Total Variable Account Charges
    (including 5% Enhanced Death
    Benefit only)..............................1.25%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

An applicant may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options").

   Guaranteed Minimum Income Benefit Option 1..0.45%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 1 only).............1.65%

   Guaranteed Minimum Income Benefit
   Option 2....................................0.30%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 2 only).............1.50%

SPOUSAL PROTECTION ANNUITY OPTION - AVAILABLE WITH THE STANDARD DEATH BENEFIT
ONLY

An applicant for an Individual Retirement Annuity or a non-qualified contract may elect the Spousal Protection Annuity Option at no additional cost (see "Spousal Protection Annuity Option").

Spousal Protection Annuity Option..............0.00%
Total Variable Account Charges (including Spousal Protection Annuity Option only)......................................1.20%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

                  (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

                                                                  Management       Other        12b-1          Total
                                                                     Fees        Expenses        Fees        Underlying
                                                                                                            Mutual Fund
                                                                                                              Expenses

American Century Variable Portfolios, Inc. - American Century        0.70%         0.00%        0.00%          0.70%
VP Income & Growth
American Century Variable Portfolios, Inc. - American Century        1.34%         0.00%        0.00%          1.34%
VP International
American Century Variable Portfolios, Inc. - American Century        1.00%         0.00%        0.00%          1.00%
VP Value
Dreyfus Investment Portfolios - European Equity Portfolio            1.00%         0.25%        0.00%          1.25%
The Dreyfus Socially Responsible Growth Fund, Inc.                   0.75%         0.04%        0.00%          0.79%
Dreyfus Stock Index Fund, Inc.                                       0.25%         0.01%        0.00%          0.26%
Dreyfus Variable Investment Fund - Appreciation Portfolio            0.43%         0.35%        0.00%          0.78%
(formerly, Dreyfus Variable Investment Fund - Capital
Appreciation Portfolio)
Federated Insurance Series - Federated Quality Bond Fund II          0.00%         0.68%        0.00%          0.68%
Fidelity VIP Equity-Income Portfolio:  Service Class                 0.48%         0.08%        0.10%          0.66%
Fidelity VIP Growth Portfolio:  Service Class                        0.58%         0.07%        0.10%          0.75%
Fidelity VIP High Income Portfolio:  Service Class                   0.58%         0.11%        0.10%          0.79%
Fidelity VIP Overseas Portfolio:  Service Class                      0.73%         0.15%        0.10%          0.98%
Fidelity VIP II Contrafund(R)Portfolio:  Service Class               0.58%         0.07%        0.10%          0.75%
Fidelity VIP III Growth Opportunities Portfolio:  Service Class      0.58%         0.10%        0.10%          0.78%
Janus Aspen Series - Capital Appreciation Portfolio: Service         0.65%         0.04%        0.25%          0.94%
Shares*
Janus Aspen Series - Global Technology Portfolio: Service            0.65%         0.13%        0.25%          1.03%
Shares*
Janus Aspen Series - International Growth Portfolio: Service         0.65%         0.11%        0.25%          1.01%
Shares*
NSAT Capital Appreciation Fund                                       0.60%         0.14%        0.00%          0.74%
NSAT Government Bond Fund                                            0.50%         0.15%        0.00%          0.65%
NSAT Money Market Fund                                               0.39%         0.15%        0.00%          0.54%
NSAT Total Return Fund                                               0.58%         0.14%        0.00%          0.72%
NSAT Nationwide Balanced Fund                                        0.75%         0.15%        0.00%          0.90%
NSAT Nationwide Equity Income Fund                                   0.80%         0.15%        0.00%          0.95%
NSAT Nationwide Global 50 Fund (formerly, NSAT Nationwide            1.00%         0.20%        0.00%          1.20%
Global Equity Fund)
NSAT Nationwide High Income Bond Fund                                0.80%         0.15%        0.00%          0.95%
NSAT Nationwide Mid Cap Index Fund (formerly, NSAT Nationwide        0.88%         0.15%        0.00%          1.03%
Select Advisers Mid Cap Fund)
NSAT Nationwide Multi Sector Bond Fund                               0.75%         0.15%        0.00%          0.90%
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT                1.10%         0.20%        0.00%          1.30%
Nationwide Select Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                                 0.90%         0.15%        0.00%          1.05%
NSAT Nationwide Small Company Fund                                   0.98%         0.17%        0.00%          1.15%
NSAT Nationwide Strategic Growth Fund                                0.90%         0.10%        0.00%          1.00%
NSAT Nationwide Strategic Value Fund                                 0.90%         0.10%        0.00%          1.00%
Neuberger Berman AMT Guardian Portfolio                              0.85%         0.15%        0.00%          1.00%
Neuberger Berman AMT Mid-Cap Growth Portfolio                        0.85%         0.15%        0.00%          1.00%
Neuberger Berman AMT Partners Portfolio                              0.80%         0.07%        0.00%          0.87%

                                                                   Management       Other        12b-1         Total
                                                                      Fees        Expenses       Fees        Underlying
                                                                                                            Mutual Fund
                                                                                                              Expenses

Oppenheimer Variable Account Funds - Oppenheimer Aggressive          0.66%          0.01%        0.00%         0.67%
Growth Fund/VA (formerly, Oppenheimer Variable Account Funds -
Oppenheimer Capital Appreciation Fund)
Oppenheimer Variable Account Funds - Oppenheimer Capital             0.68%          0.02%        0.00%         0.70%
Appreciation Fund/VA (formerly, Oppenheimer Variable Account
Funds - Oppenheimer Growth Fund)
Oppenheimer Variable Account Funds - Oppenheimer Global              0.67%          0.02%        0.00%         0.69%
Securities Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer Main Street         0.73%          0.05%        0.00%         0.78%
Growth & Income Fund/VA (formerly, Oppenheimer Variable Account
Funds - Oppenheimer Growth & Income Fund)
Strong Opportunity Fund II, Inc.                                     1.00%          0.14%        0.00%         1.14%
The Universal Institutional Funds, Inc. - Emerging Markets Debt      0.45%          0.98%        0.00%         1.43%
Portfolio (formerly, Morgan Stanley Dean Witter Universal
Funds, Inc. - Emerging Markets Debt Portfolio)
The Universal Institutional Funds, Inc. - Mid Cap Growth             0.00%          1.05%        0.00%         1.05%
Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       1.00%          0.34%        0.00%         1.34%
Fund
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund       1.00%          0.26%        0.00%         1.26%
Van Kampen Life Investment Trust - Morgan Stanley Real Estate        0.97%          0.13%        0.00%         1.10%
Securities Portfolio
Victory Variable Insurance Funds - Diversified Stock Fund:           0.00%          0.78%        0.00%         0.78%
Class A

Victory Variable Insurance Funds - Investment Quality Bond           0.00%          0.60%        0.00%         0.60%
Fund: Class A
Victory Variable Insurance Funds - Small Company Opportunity         0.00%          0.75%        0.00%         0.75%
Fund: Class A

Warburg Pincus Trust - Global Post-Venture Capital Portfolio         1.07%          0.33%        0.00%         1.40%
(formerly, Warburg Pincus Trust - Post-Venture Capital
Portfolio)
Warburg Pincus Trust - International Equity Portfolio                1.00%          0.32%        0.00%         1.32%
Warburg Pincus Trust - Value Portfolio (formerly, Warburg            0.56%          0.44%        0.00%         1.00%
Pincus Trust - Growth & Income Portfolio)

*Expenses are based on the estimated expenses that the new Service Shares class of each Portfolio expects to incur in its initial fiscal year.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                                  Management        Other        12b-1          Total
                                                                     Fees         Expenses        Fees        Underlying
                                                                                                             Mutual Fund
                                                                                                               Expenses

Federated Insurance Series - Federated Quality Bond Fund II          0.60%          0.89%        0.25%          1.74%
Fidelity VIP Equity-Income Portfolio: Service Class                  0.48%          0.09%        0.10%          0.67%
Fidelity VIP Growth Portfolio: Service Class                         0.58%          0.09%        0.10%          0.77%
Fidelity VIP Overseas Portfolio: Service Class                       0.73%          0.18%        0.10%          1.01%
Fidelity VIP II Contrafund(R)Portfolio: Service Class                0.58%          0.10%        0.10%          0.78%
Fidelity VIP III Growth Opportunities Portfolio: Service Class       0.58%          0.11%        0.10%          0.79%
NSAT Nationwide Balanced Fund                                        0.75%          0.25%        0.00%          1.00%
NSAT Nationwide Equity Income Fund                                   0.80%          0.29%        0.00%          1.09%
NSAT Nationwide Global 50 Fund (formerly, NSAT Nationwide            1.00%          0.54%        0.00%          1.54%
Global Equity Fund)
NSAT Nationwide High Income Bond Fund                                0.80%          0.50%        0.00%          1.30%
NSAT Nationwide Mid Cap Index Fund (formerly, NSAT Nationwide        0.88%          0.86%        0.00%          1.74%
Select Advisers Mid Cap Fund)
NSAT Nationwide Multi Sector Bond Fund                               0.75%          0.27%        0.00%          1.02%
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT                1.10%          1.30%        0.00%          2.40%
Nationwide Select Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                                 0.90%          0.37%        0.00%          1.27%
NSAT Nationwide Strategic Growth Fund                                0.90%          0.33%        0.00%          1.23%
NSAT Nationwide Strategic Value Fund                                 0.90%          0.32%        0.00%          1.22%
Neuberger Berman AMT Mid-Cap Growth Portfolio                        0.93%          0.15%        0.00%          1.08%
The Universal Institutional Funds, Inc. - Emerging Markets           0.80%          0.98%        0.00%          1.78%
Debt Portfolio (formerly, Morgan Stanley Dean Witter Universal
Funds, Inc. - Emerging Markets Debt Portfolio)
The Universal Institutional Funds, Inc. - Mid Cap Growth             0.75%          7.31%        0.00%          8.06%
Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       1.00%          0.54%        0.00%          1.54%
Fund
Van Kampen Life Investment Trust - Morgan Stanley Real Estate        1.00%          0.13%        0.00%          1.13%
Securities Portfolio
Victory Variable Insurance Funds - Diversified Stock Fund:           0.30%          6.68%        0.00%          6.98%
Class A
Victory Variable Insurance Funds - Investment Quality Bond           0.20%          8.70%        0.00%          8.90%
Fund: Class A
Victory Variable Insurance Funds - Small Company Opportunity         0.30%          9.33%        0.00%          9.63%
Fund: Class A
Warburg Pincus Trust - Global Post-Venture Capital Portfolio         1.25%          0.33%        0.00%          1.58%
(formerly, Warburg Pincus Trust - Post-Venture Capital
Portfolio)
Warburg Pincus Trust - Value Portfolio (formerly, Warburg            0.75%          0.59%        0.00%          1.34%
Pincus Trust - Growth & Income Portfolio)

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects an assumed variable account charge of 1.70%, which is the maximum variable account charge for the maximum number of rider options.

For those contracts that do not elect the maximum number of rider options, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                                contract at the end of the    contract at the end of the    at the end of the applicable
                                   applicable time period        applicable time period              time period
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
American Century Variable        88     131    168     282      25    77     132     282      *     77     132     282
Portfolios, Inc. - American
Century VP Income & Growth
American Century Variable        95     152    201     346      32    98     165     346      *     98     165     346
Portfolios, Inc. - American
Century VP International
American Century Variable        91     141    184     313      28    87     148     313      *     87     148     313
Portfolios, Inc. - American
Century VP Value
Dreyfus Investment Portfolios    94     149    197     338      31    95     161     338      *     95     161     338
- European Equity Portfolio
The Dreyfus Socially             89     134    173     291      26    80     137     291      *     80     137     291
Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund, Inc.   84     118    145     235      21    64     109     235      *     64     109     235
Dreyfus Variable Investment      89     134    173     290      26    80     137     290      *     80     137     290
Fund - Appreciation Portfolio
(formerly, Dreyfus Variable
Investment Fund - Capital
Appreciation Portfolio)
Federated Insurance Series -     88     131    167     280      25    77     131     280      *     77     131     280
Federated Quality Bond Fund II
Fidelity VIP Equity-Income       88     130    166     278      25    76     130     278      *     76     130     278
Portfolio:  Service Class
Fidelity VIP Growth              89     133    171     287      26    79     135     287      *     79     135     287
Portfolio:  Service Class
Fidelity VIP High Income         89     134    173     291      26    80     137     291      *     80     137     291
Portfolio:  Service Class
Fidelity VIP Overseas            91     140    183     311      28    86     147     311      *     86     147     311
Portfolio:  Service Class
Fidelity VIP II Contrafund(R)    89     133    171     287      26    79     135     287      *     79     135     287
Portfolio:  Service Class
Fidelity VIP III Growth          89     134    173     290      26    80     137     290      *     80     137     290
Opportunities Portfolio:
Service Class

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                                contract at the end of the    contract at the end of the    at the end of the applicable
                                   applicable time period        applicable time period              time period
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
Janus Aspen Series - Capital     91     139    181     307      28    85     145     307      *     85     145     307
Appreciation Portfolio:
Service Shares
Janus Aspen Series - Global      92     142    186     316      29    88     150     316      *     88     150     316
Technology Portfolio: Service
Shares
Janus Aspen Series -             91     141    185     314      28    87     149     314      *     87     149     314
International Growth
Portfolio: Service Shares
NSAT Capital Appreciation Fund   89     133    171     286      26    79     135     286      *     79     135     286
NSAT Government Bond Fund        88     130    166     277      25    76     130     277      *     76     130     277
NSAT Money Market Fund           87     126    160     265      24    72     124     265      *     72     124     265
NSAT Total Return Fund           88     132    169     284      25    78     133     284      *     78     133     284
NSAT Nationwide Balanced Fund    90     138    179     303      27    84     143     303      *     84     143     303
NSAT Nationwide Equity Income    91     139    181     308      28    85     145     308      *     85     145     308
Fund
NSAT Nationwide Global 50        93     147    194     333      30    93     158     333      *     93     158     333
Fund (formerly, NSAT
Nationwide Global Equity Fund)
NSAT Nationwide High Income      91     139    181     308      28    85     145     308      *     85     145     308
Bond Fund
NSAT Nationwide Mid Cap Index    92     142    186     316      29    88     150     316      *     88     150     316
Fund (formerly, NSAT
Nationwide Select Advisers
Mid Cap Fund)
NSAT Nationwide Multi Sector     90     138    179     303      27    84     143     303      *     84     143     303
Bond Fund
NSAT Nationwide Small Cap        95     150    199     343      32    96     163     343      *     96     163     343
Growth Fund (formerly, NSAT
Nationwide Select Advisers
Small Cap Growth Fund)
NSAT Nationwide Small Cap        92     142    187     318      29    88     151     318      *     88     151     318
Value Fund
NSAT Nationwide Small Company    93     146    192     328      30    92     156     328      *     92     156     328
Fund
NSAT Nationwide Strategic        91     141    184     313      28    87     148     313      *     87     148     313
Growth Fund
NSAT Nationwide Strategic        91     141    184     313      28    87     148     313      *     87     148     313
Value Fund
Neuberger Berman AMT Guardian    91     141    184     313      28    87     148     313      *     87     148     313
Portfolio
Neuberger Berman AMT Mid-Cap     91     141    184     313      28    87     148     313      *     87     148     313
Growth Portfolio
Neuberger Berman AMT Partners    90     137    177     300      27    83     141     300      *     83     141     300
Portfolio

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                                contract at the end of the    contract at the end of the    at the end of the applicable
                                   applicable time period        applicable time period              time period
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
Oppenheimer Variable Account     88     131    167     279      25    77     131     279      *     77     131     279
Funds - Oppenheimer
Aggressive Growth Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Capital
Appreciation Fund)
Oppenheimer Variable Account     88     131    168     282      25    77     132     282      *     77     132     282
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Growth Fund)
Oppenheimer Variable Account     88     131    168     281      25    77     132     281      *     77     132     281
Funds - Oppenheimer Global
Securities Fund/VA
Oppenheimer Variable Account     89     134    173     290      26    80     137     290      *     80     137     290
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Growth & Income
Fund)
Strong Opportunity Fund II,      93     145    191     327      30    91     155     327      *     91     155     327
Inc.
The Universal Institutional      96     154    206     355      33    100    170     355      *     100    170     355
Funds, Inc. - Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal Funds,
Inc. - Emerging Markets Debt
Portfolio)
The Universal Institutional      92     142    187     318      29    88     151     318      *     88     151     318
Funds, Inc. - Mid Cap Growth
Portfolio
Van Eck Worldwide Insurance      95     152    201     346      32    98     165     346      *     98     165     346
Trust - Worldwide Emerging
Markets Fund
Van Eck Worldwide Insurance      94     149    197     339      31    95     161     339      *     95     161     339
Trust - Worldwide Hard Assets
Fund
Van Kampen Life Investment       92     144    189     323      29    90     153     323      *     90     153     323
Trust - Morgan Stanley Real
Estate Securities Portfolio
Victory Variable Insurance       89     134    173     290      26    80     137     290      *     80     137     290
Funds - Diversified Stock
Fund: Class A
Victory Variable Insurance       87     128    163     272      24    74     127     272      *     74     127     272
Funds - Investment Quality
Bond Fund: Class A

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                                contract at the end of the    contract at the end of the    at the end of the applicable
                                   applicable time period        applicable time period              time period
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
Victory Variable Insurance       89     133    171     287      26    79     135     287      *     79     135     287
Funds - Small Company
Opportunity Fund: Class A

Warburg Pincus Trust - Global    96     153    205     352      33    99     169     352      *     99     169     352
Post-Venture Capital
Portfolio (formerly, Warburg
Pincus Trust - Post-Venture
Capital Portfolio)
Warburg Pincus Trust -           95     151    200     345      32    97     164     345      *     97     164     345
International Equity Portfolio
Warburg Pincus Trust - Value     91     141    184     313      28    87     148     313      *     87     148     313
Portfolio (formerly, Warburg
Pincus Trust - Growth &
Income Portfolio)

*Annuitization is not permitted during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:
    -    Non-Qualified;
    -    Investment-only;
    - Individual Retirement Annuities, with contributions rolled-over or transferred from certain tax-qualified plans;
    -    Roth IRAs;
    - Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities; and
    -    Charitable Remainder Trusts.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                       MINIMUM INITIAL       MINIMUM
      CONTRACT            PURCHASE         SUBSEQUENT
        TYPE               PAYMENT          PAYMENTS
Non-Qualified              $10,000           $1,000
Investment-only            $10,000           $1,000
IRA                        $10,000           $1,000
Roth IRA                   $10,000           $1,000
Tax Sheltered Annuity      $10,000           $1,000
Charitable Remainder       $10,000           $1,000
Trust

Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide will deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract. Nationwide will deduct an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account if the contract owner elects the 5% Enhanced Death Benefit (see "Death Benefit Payment").

Two Guaranteed Minimum Income Benefit options are available under the contract. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annual rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see

"Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED ANNUITY CONTRACTS

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Annuity contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that are issued by insurance companies and satisfy the following requirements:

-    the contract is not transferable by the owner;
-    the premiums are not fixed;
- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;
-    the entire interest of the owner in the contract is nonforfeitable; and
- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

-    the contract is not transferable by the owner;
- the premiums are not fixed; o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);
-    the entire interest of the owner in the contract is nonforfeitable; and
- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read in conjunction with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken for any reason before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

 Number of Years from Date               CDSC
    of Purchase Payment               Percentage
             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%

The CDSC is used to cover sales expenses, including commissions (maximum of 7.00% of purchase payments), production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Long Term Care Facility Provisions

No CDSC will be charged if:

-    The third contract anniversary has passed; and

- The contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, no CDSC will be charged if:

     - The contract owner has been diagnosed by a physician to have a terminal illness; and

     - Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

For those contracts that have a non-natural person as the contract owner acting as an agent for a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner does NOT own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)  the time the contract is surrendered;
(2)  annuitization; or
(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

DEATH BENEFIT OPTION

If the contract owner chooses the 5% Enhanced Death Benefit, Nationwide will deduct an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account. This charge reimburses Nationwide for increased expenses and mortality risks. The following death benefit may not be available in every state.

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1)  the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

SPOUSAL PROTECTION ANNUITY OPTION - AVAILABLE WITH THE STANDARD DEATH BENEFIT
ONLY

AN APPLICANT FOR AN INDIVIDUAL RETIREMENT ANNUITY OR A NON-QUALIFIED CONTRACT MAY ELECT THE SPOUSAL PROTECTION OPTION AT NO ADDITIONAL COST. IF THE SPOUSAL PROTECTION ANNUITY OPTION IS ELECTED THE CONTRACT MUST MEET THE FOLLOWING
REQUIREMENTS:

1. One or both of the spouses must be named as the contract owner. For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner.

2. Both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued.

3. No other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary.

4. If both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend. For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner. If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the standard death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the standard death benefit amount.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

        - on a Nationwide form;

        - signed by the contract owner; and

        - received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -    joint owners can only be named for Non-Qualified Contracts;

     - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 83 or younger if electing a Guaranteed Minimum Income Benefit), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                              MINIMUM          MINIMUM
        CONTRACT              INITIAL         SUBSEQUENT
          TYPE               PURCHASE          PAYMENTS
                              PAYMENT
Non-Qualified                $10,000            $1,000
Investment-only              $10,000            $1,000
IRA                          $10,000            $1,000
Roth IRA                     $10,000            $1,000
Tax Sheltered Annuity        $10,000            $1,000
Charitable Remainder         $10,000            $1,000
Trust

Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase. The application and all necessary information must be complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is RECEIVED. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

    -    New Year's Day                -    Independence Day
    -    Martin Luther King, Jr.       -    Labor Day Day
    -    Presidents' Day               -    Thanksgiving
    -    Good Friday                   -    Christmas
    -    Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1) the value of amounts allocated to the sub-accounts of the variable account;

2)       amounts allocated to the fixed account; and

3)       amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a)  is:

          (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

     (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 1.20% to 1.70% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

     1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn; and

     2)   adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

     2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

     3)   subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

     - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

     - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

     a)   the amount requested; or

     b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     -    the participant dies;

     -    the participant retires;

     -    the participant terminates employment due to total disability; or

     - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial

          Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED

NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)

ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT-Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Nationwide High Income Bond Fund, and NSAT Money Market Fund to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     1) 10% of all purchase payments made to the contract as of the withdrawal date;

     2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
         Under age 59 1/2                 5%
     Age 59 1/2through age 61             7%
     Age 62 through age 64                8%
     Age 65 through age 74               10%
        Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1) an annuity payment option; and
(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

1) deducting applicable
premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
   A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A GUARANTEED
                         MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

- the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

- an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

     (a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

     (b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

     (1)  the application of additional purchase payments;

     (2)  surrenders; or

     (3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. If the contract owner elects to annuitize the contract using this GMIB option prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

GMIB Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using a GMIB.

The illustrations assume the following:

- An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;
- There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);
- The contract is issued to a MALE at age 55, 65 or 70;
- A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                             7 Years in Accumulation
                      $140,710.04 for GMIB at Annuitization
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
              55                            62                         $4.72                         $664.15
              65                            72                         $5.96                         $838.63
              70                            77                         $5.79                         $955.42


                            10 Years in Accumulation
                      $162,889.46 for GMIB at Annuitization
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
              55                            65                         $5.03                         $819.33
              65                            75                         $6.44                       $1,049.01
              70                            80                         $7.32                       $1,192.35


                            15 Years in Accumulation
                      $200,000.00 for GMIB at Annuitization
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
              55                            70                         $5.66                       $1,132.00
              65                            80                         $7.32                       $1,464.00
              70                            85                         $8.18                       $1,636.00

*Guaranteed Monthly Benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

     (1)  after the contract has been in effect for seven years; AND

     (2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

     -    Life Annuity;

     -    Joint and Last Survivor Annuity; and

     -    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

     -    The GMIB must be elected at the time of application.

     - The annuitant must be age 82 or younger at the time the contract is issued.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

--------------------------------------------------------------------------------
       IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB OPTION

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

     - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     -    GMIB may not be approved in all state jurisdictions.
--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of two death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

     (1)  proper proof of the annuitant's death;

     (2)  an election specifying the distribution method; and

     (3)  any state required form(s).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

     (a)  eligible to continue the contract; and

     (b)  entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (2)  the contract value; or

     (3) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     a) the death of the annuitant will be treated as the death of a contract owner;

     b) any change of annuitant will be treated as the death of a contract owner; and

     c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the annuity payment option selected over a period not longer than:

     a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions will not be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

     (a)   the annuitant's life expectancy; or if applicable;

     (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

Distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          1) treat the contract as an Individual Retirement Annuity established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions will not be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          1) treat the contract as a Roth IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-    Individual Retirement Annuities;

-    Roth IRAs;

-    Tax Sheltered Annuities; and

-    "Non-Qualified Annuities."

Individual Retirement Annuities

Distributions from Individual Retirement Annuities are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability, as defined in the Internal Revenue Code;

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     -    the failure to diversify was accidental;

     -    the failure is corrected; and

     -    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost

          Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -    precious metals;
     -    real estate;
     -    stocks and bonds;
     -    closed-end funds;
     -    bank money market deposit accounts and passbook savings;
     -    CDs; and
     -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     -    S&P 500;
     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     -    Shearson/Lehman Long-Term Government/Corporate Bond Index;
     -    Donoghue Money Fund Average;
     -    U.S. Treasury Note Index;
     -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -    Lipper Analytical Services, Inc.;
     -    CDA/Wiesenberger;
     -    Morningstar;
     -    Donoghue's;
     -    magazines such as:
          -    Money;
          -    Forbes;
          -    Kiplinger's Personal Finance Magazine;
          -    Financial World;
          -    Consumer Reports;
          -    Business Week;
          -    Time;
          -    Newsweek;
          -    National Underwriter; and
          -    News and World Report;
     -    LIMRA;
     -    Value;
     -    Best's Agent Guide;
     -    Western Annuity Guide;
     -    Comparative Annuity Reports;
     -    Wall Street Journal;
     -    Barron's;
     -    Investor's Daily;
     -    Standard & Poor's Outlook; and
     -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum rider options are chosen (1.70%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with base contract variable account charges of 1.20% and does not reflect CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1999. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                       Sub-Account Option                      to 12/31/99    to 12/31/99    to 12/31/99     Account
    American Century Variable Portfolios, Inc. - American        9.72%            N/A             3.82%        11/03/97
    Century VP Income & Growth
    American Century Variable Portfolios, Inc. - American        54.97%           N/A            24.37%        11/03/97
    Century VP International
    American Century Variable Portfolios, Inc. - American        -8.65%           N/A           -11.52%        11/03/97
    Century VP Value
    Dreyfus Investment Portfolios - European Equity               N/A             N/A            22.43%        09/27/99
    Portfolio
    The Dreyfus Socially Responsible Growth Fund, Inc.           21.58%           N/A             6.69%        11/03/97
    Dreyfus Stock Index Fund, Inc.                               12.27%           N/A             3.83%        11/03/97
    Dreyfus Variable Investment Fund - Appreciation              3.27%            N/A             1.88%        11/03/97
    Portfolio (formerly, Dreyfus Variable Investment Fund -
    Capital Appreciation Portfolio)
    Federated Insurance Series - Federated Quality Bond           N/A             N/A            -8.57%        05/03/99
    Fund II
    Fidelity VIP Equity-Income Portfolio:  Service Class         -1.84%           N/A            -7.58%        11/03/97
    Fidelity VIP Growth Portfolio:  Service Class                28.67%           N/A            10.81%        11/03/97
    Fidelity VIP High Income Portfolio:  Service Class           -0.05%           N/A           -10.77%        11/03/97
    Fidelity VIP Overseas Portfolio:  Service Class              33.76%           N/A             9.41%        11/03/97
    Fidelity VIP II Contrafund(R) Portfolio:  Service Class      15.75%           N/A             3.83%        11/03/97
    Fidelity VIP III Growth Opportunities Portfolio:             -3.88%           N/A            -1.97%        11/03/97
    Service Class
    NSAT Capital Appreciation Fund                               -3.79%           N/A            -0.66%        11/03/97
    NSAT Government Bond Fund                                   -10.02%           N/A            -0.66%        11/03/97
    NSAT Money Market Fund                                       -3.21%           N/A            -0.12%        10/31/97
    NSAT Total Return Fund                                       -1.17%           N/A            -3.49%        11/03/97
    NSAT Nationwide Balanced Fund                                -7.08%           N/A            -4.92%        11/03/97
    NSAT Nationwide Equity Income Fund                           10.19%           N/A            -0.66%        11/03/97
    NSAT Nationwide Global 50 Fund (formerly, NSAT               14.55%           N/A             3.31%        11/03/97
    Nationwide Global Equity Fund)
    NSAT Nationwide High Income Bond Fund                        -4.86%           N/A            -3.72%        11/03/97
    NSAT Nationwide Mid Cap Index Fund (formerly, NSAT           12.57%           N/A            -1.94%        11/03/97
    Nationwide Select Advisers Mid Cap Fund)
    NSAT Nationwide Multi Sector Bond Fund                       -6.46%           N/A            -4.27%        11/03/97
    NSAT Nationwide Small Cap Growth Fund (formerly, NSAT         N/A             N/A            96.41%        05/03/99
    Nationwide Select Advisers Small Cap Growth Fund)
    NSAT Nationwide Small Cap Value Fund                         19.38%           N/A            -8.57%        11/03/97
    NSAT Nationwide Small Company Fund                           35.28%           N/A             3.12%        11/03/97
    NSAT Nationwide Strategic Growth Fund                        75.37%           N/A            12.87%        11/03/97

                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                        Sub-Account Option                     to 12/31/99    to 12/31/99    to 12/31/99     Account
      NSAT Nationwide Strategic Value Fund                      -10.68%           N/A           -18.03%        11/03/97
      Neuberger Berman AMT Guardian Portfolio                    6.70%            N/A             2.18%        11/03/97
      Neuberger Berman AMT Mid-Cap Growth Portfolio              44.98%           N/A            28.98%        11/03/97
      Neuberger Berman AMT Partners Portfolio                    -0.74%           N/A           -10.31%        11/03/97
      Oppenheimer Variable Account Funds - Oppenheimer           74.22%           N/A            10.99%        11/03/97
      Aggressive Growth Fund/VA (formerly, Oppenheimer
      Variable Account Funds - Oppenheimer Capital
      Appreciation Fund)
      Oppenheimer Variable Account Funds - Oppenheimer           32.96%           N/A             2.53%        11/03/97
      Capital Appreciation Fund/VA (formerly, Oppenheimer
      Variable Account Funds - Oppenheimer Growth Fund)
      Oppenheimer Variable Account Funds - Oppenheimer Main      13.35%           N/A            -1.90%        11/03/97
      Street Growth & Income Fund/VA (formerly, Oppenheimer
      Variable Account Funds - Oppenheimer Growth & Income
      Fund)
      The Universal Institutional Funds, Inc. - Emerging         20.90%           N/A           -16.10%        11/03/97
      Markets Debt Portfolio (formerly, Morgan Stanley Dean
      Witter Universal Funds, Inc. - Emerging Markets Debt
      Portfolio)
      Van Eck Worldwide Insurance Trust - Worldwide              90.64%           N/A           -15.36%        11/03/97
      Emerging Markets Fund
      Van Eck Worldwide Insurance Trust - Worldwide Hard         12.67%           N/A           -24.40%        11/03/97
      Assets Fund
      Van Kampen Life Investment Trust - Morgan Stanley         -10.96%           N/A           -14.42%        11/03/97
      Real Estate Securities Portfolio
      Victory Variable Insurance Funds - Diversified Stock        N/A             N/A            -5.60%        07/01/99
      Fund: Class A
      Victory Variable Insurance Funds - Investment Quality       N/A             N/A            -8.05%        07/01/99
      Bond Fund: Class A
      Victory Variable Insurance Funds - Small Company            N/A             N/A            -8.68%        07/01/99
      Opportunity Fund: Class A
      Warburg Pincus Trust - Global Post-Venture Capital         54.43%           N/A             9.30%        11/03/97
      Portfolio (formerly, Warburg Pincus Trust -
      Post-Venture Capital Portfolio)
      Warburg Pincus Trust - International Equity Portfolio      44.53%           N/A            11.90%        11/03/97
      Warburg Pincus Trust - Value Portfolio (formerly,          -1.85%           N/A            -6.49%        11/03/97
      Warburg Pincus Trust - Growth & Income Portfolio)

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

$25,000 INITIAL INVESTMENT, VARIABLE ACCOUNT CHARGES OF 1.20%, NO CDSC

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT OF 1.20%. FOR CONTRACT OWNERS WHO HAVE CHOSEN ONE OR MORE RIDER OPTIONS, THE FUND PERFORMANCE AS SHOWN BELOW WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE RIDER OPTIONS SELECTED.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)

                                                                                              10 Years
                                                                                            to 12/31/99
                                                                 1 Year        5 Years       or Life of     Date Fund
                        Sub-Account Option                     to 12/31/99   to 12/31/99        Fund        Effective
      American Century Variable Portfolios, Inc. - American      16.60%          N/A            23.21%         10/30/97
      Century VP Income & Growth
      American Century Variable Portfolios, Inc. - American      62.08%         22.81%          18.63%         05/02/94
      Century VP International
      American Century Variable Portfolios, Inc. - American      -2.04%          N/A             9.78%         05/01/96
      Century VP Value
      Dreyfus Investment Portfolios - European Equity             N/A            N/A            28.13%         04/22/99
      Portfolio
      The Dreyfus Socially Responsible Growth Fund, Inc.         28.52%         27.12%          22.61%         10/06/93
      Dreyfus Stock Index Fund, Inc.                             19.16%         26.54%          16.29%         09/29/89
      Dreyfus Variable Investment Fund - Appreciation            10.12%         24.03%          18.63%         04/05/93
      Portfolio (formerly, Dreyfus Variable Investment Fund
      - Capital Appreciation Portfolio)
      Federated Insurance Series - Federated Quality Bond         N/A            N/A            -2.82%         04/22/99
      Fund II
      Fidelity VIP Equity-Income Portfolio:  Service Class       4.98%          17.14%          13.10%         10/09/86
      Fidelity VIP Growth Portfolio:  Service Class              35.64%         28.13%          18.47%         10/09/86
      Fidelity VIP High Income Portfolio:  Service Class         6.78%          9.47%           11.05%         09/19/85
      Fidelity VIP Overseas Portfolio:  Service Class            40.76%         15.91%          10.07%         01/28/87
      Fidelity VIP II Contrafund(R) Portfolio:  Service Class    22.66%          N/A            26.18%         01/03/95
      Fidelity VIP III Growth Opportunities Portfolio:           2.93%           N/A            20.03%         01/03/95
      Service Class
      NSAT Capital Appreciation Fund                             3.03%          22.86%          15.87%         04/15/92
      NSAT Government Bond Fund                                  -3.52%         6.17%            6.38%         11/08/82
      NSAT Money Market Fund                                     3.59%          3.98%            3.76%         11/30/81
      NSAT Total Return Fund                                     5.66%          19.33%          13.41%         11/08/82
      NSAT Nationwide Balanced Fund                              -0.34%          N/A             3.51%         10/31/97
      NSAT Nationwide Equity Income Fund                         17.07%          N/A            14.97%         10/31/97
      NSAT Nationwide Global 50 Fund (formerly, NSAT             21.45%          N/A            18.48%         10/31/97
      Nationwide Global Equity Fund)
      NSAT Nationwide High Income Bond Fund                      1.95%           N/A             3.97%         10/31/97
      NSAT Nationwide Mid Cap Index Fund (formerly, NSAT         19.47%          N/A            12.91%         10/31/97
      Nationwide Select Advisers Mid Cap Fund)
      NSAT Nationwide Multi Sector Bond Fund                     0.34%           N/A             1.18%         10/31/97
      NSAT Nationwide Small Cap Growth Fund (formerly, NSAT       N/A            N/A           103.39%         05/03/99
      Nationwide Select Advisers Small Cap Growth Fund)
      NSAT Nationwide Small Cap Value Fund                       26.30%          N/A             8.27%         10/31/97
      NSAT Nationwide Small Company Fund                         42.29%          N/A            21.74%         10/23/95
      NSAT Nationwide Strategic Growth Fund                      82.54%          N/A            41.11%         10/31/97

                                                                                              10 Years
                                                                                            to 12/31/99
                                                                 1 Year        5 Years       or Life of     Date Fund
                        Sub-Account Option                     to 12/31/99   to 12/31/99        Fund        Effective
      NSAT Nationwide Strategic Value Fund                       -4.23%          N/A            -1.70%         10/31/97
      Neuberger Berman AMT Guardian Portfolio                    13.55%          N/A            22.56%         11/03/97
      Neuberger Berman AMT Mid-Cap Growth Portfolio              52.04%          N/A            51.42%         11/03/97
      Neuberger Berman AMT Partners Portfolio                    6.08%          19.58%          16.08%         03/22/94
      Oppenheimer Variable Account Funds - Oppenheimer           81.41%         28.16%          18.99%         08/15/86
      Aggressive Growth Fund/VA (formerly, Oppenheimer
      Variable Account Funds - Oppenheimer Capital
      Appreciation Fund)
      Oppenheimer Variable Account Funds - Oppenheimer           39.96%         29.10%          17.05%         04/03/85
      Capital Appreciation Growth Fund/VA (formerly,
      Oppenheimer Variable Account Funds - Oppenheimer
      Growth Fund)
      Oppenheimer Variable Account Funds - Oppenheimer Main      20.25%          N/A            24.30%         07/05/95
      Street Growth & Income Fund/VA (formerly, Oppenheimer
      Variable Account Funds - Oppenheimer Growth & Income
      Fund)
      The Universal Institutional Funds, Inc. - Emerging         27.82%          N/A            -3.83%         01/16/97
      Markets Debt Portfolio (formerly, Morgan Stanley Dean
      Witter Universal Funds, Inc. - Emerging Markets Debt
      Portfolio)
      Van Eck Worldwide Insurance Trust - Worldwide              97.89%          N/A             8.62%         12/21/95
      Emerging Markets Fund
      Van Eck Worldwide Insurance Trust - Worldwide Hard         19.55%         0.26%            1.82%         09/01/89
      Assets Fund
      Van Kampen Life Investment Trust - Morgan Stanley          -4.53%          N/A             9.37%         07/03/95
      Real Estate Securities Portfolio
      Victory Variable Insurance Funds - Diversified Stock        N/A            N/A             0.60%         07/01/99
      Fund-Class A
      Victory Variable Insurance Funds - Investment Quality       N/A            N/A            -0.69%         07/01/99
      Bond Fund-Class A
      Victory Variable Insurance Funds - Small Company            N/A            N/A            -1.03%         07/01/99
      Opportunity Fund-Class A
      Warburg Pincus Trust - Value Portfolio (formerly,          4.97%           N/A             9.03%         10/31/97
      Warburg Pincus Trust - Growth & Income Portfolio)
      Warburg Pincus Trust - International Equity Portfolio      51.59%          N/A            13.46%         06/30/95
      Warburg Pincus Trust - Global Post-Venture Capital         61.54%          N/A            20.88%         09/30/96
      Portfolio (formerly, Warburg Pincus Trust -
      Post-Venture Capital Portfolio)

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no sub-account performance is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no sub-account performance is available.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                      PAGE

General Information and History..........................................1
Services.................................................................1
Purchase of Securities Being Offered.....................................2
Underwriters.............................................................2
Calculations of Performance..............................................2
Annuity Payments.........................................................3
Financial Statements.....................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN
CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans.

Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO
     Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO (FORMERLY, CAPITAL APPRECIATION PORTFOLIO) Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO:  SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO:  SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     SUBADVISED NATIONWIDE FUNDS

       NATIONWIDE BALANCED FUND
       Subadviser:  J.P. Morgan Investment Management Inc.
       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

       NATIONWIDE EQUITY INCOME FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

       NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
       Subadviser:  J. P. Morgan Investment Management Inc.
       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       NATIONWIDE HIGH INCOME BOND FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

       NATIONWIDE MID CAP INDEX FUND (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)
       Subadviser:  The Dreyfus Corporation
       Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

       NATIONWIDE MULTI SECTOR BOND FUND
       Subadviser:  Miller, Anderson & Sherrerd, LLP
       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities.

       NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)
       Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.
       Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

       NATIONWIDE SMALL CAP VALUE FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investments are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE SMALL COMPANY FUND
       Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management and Strong Capital Management, Inc.
       Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE STRATEGIC GROWTH FUND
       Subadviser:  Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

       NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
       Subadviser: Strong Capital Management Inc./Schafer Capital Management
       Inc.
       Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of NB AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("NB Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is NB Management.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. NB Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that NB Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by NB Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND)
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management Inc. serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

VICTORY VARIABLE INSURANCE FUNDS
The Victory Variable Insurance Funds (the "Trust") is a Delaware business trust formed on February 11, 1998. The Trust is offered exclusively through contracts offered by the separate accounts of participating insurance companies. Key Asset Management Inc. serves as the investment adviser for each fund offered through the Trust.

     DIVERSIFIED STOCK FUND: CLASS A
     Investment Objective: Seeks to provide long-term growth of capital. The Fund pursues its objective by investing primarily in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies.

     INVESTMENT QUALITY BOND FUND: CLASS A (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
     Investment Objective: Seeks to provide a high level of income. The Fund pursues its objective by investing primarily in investment-grade bonds issued by corporations and the U.S. Government and its agencies or instrumentalities.

     SMALL COMPANY OPPORTUNITY FUND: CLASS A
     Investment Objective: Seeks to provide capital appreciation. The Fund pursues its objective by investing primarily in common stocks of smaller companies that show the potential for high earnings growth in relation to their price-earnings ratio.

WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

     VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
     Investment Objective: Seeks total return by investing primarily in equity securities of value companies that may or may not pay dividends.

     INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999 Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either:
     (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the Unites States.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)

 (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   American Century                12.431326            14.495483         16.60%             153,346         1999
   Variable Portfolios,            10.000000            12.431326         24.31%               1,288         1998
   Inc. - American Century
   VP Income & Growth - Q

   American Century                12.431326            14.495483         16.60%             218,180         1999
   Variable Portfolios,            10.000000            12.431326         24.31%               1,176         1998
   Inc. - American Century
   VP Income & Growth - NQ

   American Century                10.904652            17.674116         62.08%              88,463         1999
   Variable Portfolios,            10.000000            10.904652          9.05%                   0         1998
   Inc. - American Century
   VP International - Q

   American Century                10.904652            17.674116         62.08%             176,995         1999
   Variable Portfolios,            10.000000            10.904652          9.05%                 223         1998
   Inc. - American Century
   VP International - NQ

   American Century                11.497731            11.263216         -2.04%              57,164         1999
   Variable Portfolios,            10.000000            11.497731         14.98%                   0         1998
   Inc. - American Century
   VP Value - Q

   American Century                11.497731            11.263216         -2.04%             100,599         1999
   Variable Portfolios,            10.000000            11.497731         14.98%               1,306         1998
   Inc. - American Century
   VP Value - NQ

   Dreyfus Investment              10.000000            12.890242         28.90%               7,628         1999
   Portfolios - European
   Equity Portfolio - Q

   Dreyfus Investment              10.000000            12.890242         28.90%               6,633         1999
   Portfolios - European
   Equity Portfolio - NQ

   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   The Dreyfus Socially            12.758878            16.397708         28.52%              72,938         1999
   Responsible Growth              10.000000            12.758878         27.59%                 740         1998
   Fund, Inc. - Q

   The Dreyfus Socially            12.758878            16.397708         28.52%             197,418         1999
   Responsible Growth              10.000000            12.758878         27.59%               2,098         1998
   Fund, Inc. - NQ

   Dreyfus Stock Index             12.367188            14.736468         19.16%             317,764         1999
   Fund, Inc. - Q                  10.000000            12.367188         23.67%               2,486         1998

   Dreyfus Stock Index             12.367188            14.736468         19.16%             883,507         1999
   Fund, Inc. - NQ                 10.000000            12.367188         23.67%              26,086         1998

   Dreyfus Variable                12.207586            13.442893         10.12%             109,356         1999
   Investment Fund                 10.000000            12.207586         22.08%                   0         1998
   -Appreciation Portfolio
   - Q(1)

   Dreyfus Variable                12.207586            13.442893         10.12%             258,806         1999
   Investment Fund                 10.000000            12.207586         22.08%               2,910         1998
   -Appreciation Portfolio
   - NQ(1)

   Federated Insurance             10.000000             9.790385         -2.10%               7,252         1999
   Series - Federated
   Quality Bond Fund II - Q

   Federated Insurance             10.000000             9.790385         -2.10%               7,843         1999
   Series - Federated
   Quality Bond Fund II -
   NQ

   Fidelity VIP                    11.850451            12.440601          4.98%             156,626         1999
   Equity-Income                   10.000000            11.850451         18.50%               1,331         1998
   Portfolio: Service
   Class - Q

   Fidelity VIP                    11.850451            12.440601          4.98%             398,586         1999
   Equity-Income                   10.000000            11.850451         18.50%                 776         1998
   Portfolio: Service
   Class - NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Fidelity VIP Growth             13.015101            17.653733         35.64%             424,562         1999
   Portfolio: Service              10.000000            13.015101         30.15%                   0         1998
   Class - Q

   Fidelity VIP Growth             13.015101            17.653733         35.64%             744,435         1999
   Portfolio: Service              10.000000            13.015101         30.15%              10,429         1998
   Class - NQ

   Fidelity VIP High               10.384114            11.087928          6.78%              68,880         1999
   Income Portfolio:               10.000000            10.384114          3.84%                 878         1998
   Service Class - Q

   Fidelity VIP High               10.384114            11.087928          6.78%             195,058         1999
   Income Portfolio:               10.000000            10.384114          3.84%               1,251         1998
   Service Class - NQ

   Fidelity VIP Overseas           11.296846            15.900927         40.76%              48,657         1999
   Portfolio: Service              10.000000            11.296846         12.97%               1,382         1998
   Class - Q

   Fidelity VIP Overseas           11.296846            15.900927         40.76%             101,781         1999
   Portfolio: Service              10.000000            11.296846         12.97%                 811         1998
   Class - NQ

   Fidelity VIP II                 12.602507            15.457984         22.66%             330,761         1999
   Contrafund(R) Portfolio:        10.000000            12.602507         26.03%               1,331         1998
   Service Class - Q

   Fidelity VIP II                 12.602507            15.457984         22.66%             666,106         1999
   Contrafund(R) Portfolio:        10.000000            12.602507         26.03%              10,719         1998
   Service Class - NQ

   Fidelity VIP III Growth         12.421717            12.785954          2.93%             107,947         1999
   Opportunities                   10.000000            12.421717         24.22%                   0         1998
   Portfolio: Service
   Class - Q

   Fidelity VIP III Growth         12.421717            12.785954          2.93%             253,025         1999
   Opportunities                   10.000000            12.421717         24.22%               2,338         1998
   Portfolio: Service
   Class - NQ

   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Capital                    12.392954            12.767993          3.03%              98,307         1999
   Appreciation Fund - Q           10.000000            12.392954         23.93%                   0         1998

   NSAT Capital                    12.392954            12.767993          3.03%             339,211         1999
   Appreciation Fund - NQ          10.000000            12.392954         23.93%               2,724         1998


   NSAT Government Bond            10.174058             9.816007         -3.52%              63,555         1999
   Fund - Q                        10.000000            10.174058          1.74%                   0         1998

   NSAT Government Bond            10.174058             9.816007         -3.52%             229,852         1999
   Fund - NQ                       10.000000            10.174058          1.74%               1,172         1998

   NSAT Money Market Fund          10.126097            10.489614          3.59%             250,793         1999
   - Q*                            10.000000            10.126097          1.26%                   0         1998

   NSAT Money Market Fund          10.126097            10.489614          3.59%             741,672         1999
   - NQ*                           10.000000            10.126097          1.26%              48,756         1998

   NSAT Total Return Fund          11.968910            12.646339          5.66%              75,208         1999
   - Q                             10.000000            11.968910         19.69%                   0         1998

   NSAT Total Return Fund          11.968910            12.646339          5.66%             194,496         1999
   - NQ                            10.000000            11.968910         19.69%               2,349         1998

   NSAT Nationwide                 10.772545            10.735723         -0.34%              18,162         1999
   Balanced Fund - Q               10.000000            10.772545          7.73%                   0         1998

   NSAT Nationwide                 10.772545            10.735723         -0.34%              36,771         1999
   Balanced Fund - NQ              10.000000            10.772545          7.73%                 842         1998

   NSAT Nationwide Equity          11.927845            13.963829         17.07%              11,784         1999
   Income Fund - Q                 10.000000            11.927845         19.28%                   0         1998

   NSAT Nationwide Equity          11.927845            13.963829         17.07%              27,402         1999
   Income Fund - NQ                10.000000            11.927845         19.28%               1,552         1998

* The 7 day yield for the NSAT Money Market Fund as of December 31, 1999 was 4.18%.

   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Nationwide Global          11.747364            14.267173         21.45%              21,255         1999
   50 Fund - Q(1)                  10.000000            11.747364         17.47%                   0         1998

   NSAT Nationwide Global          11.747364            14.267173         21.45%              54,375         1999
   50 Fund - NQ(1)                 10.000000            11.747364         17.47%                   0         1998

   NSAT Nationwide High            10.558563            10.764664          1.95%              13,174         1999
   Income Bond Fund - Q            10.000000            10.558563          5.59%                   0         1998

   NSAT Nationwide High            10.558563            10.764664          1.95%              28,453         1999
   Income Bond Fund - NQ           10.000000            10.558563          5.59%               1,154         1998

   NSAT Nationwide Mid Cap         12.257790            14.644558         19.47%               3,953         1999
   Index Fund - Q(2)               10.000000            12.257790         22.58%                   0         1998

   NSAT Nationwide Mid Cap         12.257790            14.644558         19.47%              14,427         1999
   Index Fund - NQ(2)              10.000000            12.257790         22.58%                   0         1998

   NSAT Nationwide Multi           10.475252            10.510552          0.34%              22,793         1999
   Sector Bond Fund - Q            10.000000            10.475252          4.75%                   0         1998

   NSAT Nationwide Multi           10.475252            10.510552          0.34%              22,519         1999
   Sector Bond Fund - NQ           10.000000            10.475252          4.75%               1,706         1998

   NSAT Nationwide Small           10.000000            20.338511        103.39%              14,318         1999
   Cap Growth Fund - Q(3)

   NSAT Nationwide Small           10.000000            20.338511        103.39%              16,901         1999
   Cap Growth Fund - NQ(3)

(1) Formerly, NSAT Nationwide Global Equity Fund.
(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(3) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Nationwide Small           12.586199            15.896867         26.30%              16,931         1999
   Cap Value Fund - Q              10.000000            12.586199         25.86%                   0         1998

   NSAT Nationwide Small           12.586199            15.896867         26.30%              55,415         1999
   Cap Value Fund - NQ             10.000000            12.586199         25.86%               1,878         1998

   NSAT Nationwide Small           12.016781            17.099098         42.29%              26,101         1999
   Company Fund - Q                10.000000            12.016781         20.17%                   0         1998

   NSAT Nationwide Small           12.016781            17.099098         42.29%              54,286         1999
   Company Fund - NQ               10.000000            12.016781         20.17%                   0         1998


   NSAT Nationwide                 12.463581            22.750997         82.54%              43,707         1999
   Strategic Growth Fund - Q       10.000000            12.463581         24.64%                   0         1998


   NSAT Nationwide                 12.463581            22.750997         82.54%              95,640         1999
   Strategic Growth Fund - NQ      10.000000            12.463581         24.64%                   0         1998


   NSAT Nationwide                 12.477330            11.949113         -4.23%               3,411         1999
   Strategic Value Fund - Q        10.000000            12.477330         24.77%                 853         1998


   NSAT Nationwide                 12.477330            11.949113         -4.23%               9,951         1999
   Strategic Value Fund - NQ       10.000000            12.477330         24.77%                   0         1998


   Neuberger Berman AMT            12.307946            13.976229         13.55%              43,271         1999
   Guardian Portfolio - Q          10.000000            12.307946         23.08%                   0         1998


   Neuberger Berman AMT            12.307946            13.976229         13.55%              98,016         1999
   Guardian Portfolio - NQ         10.000000            12.307946         23.08%                   0         1998


   Neuberger Berman AMT            13.702754            20.834304         52.04%              53,952         1999
   Mid-Cap Growth                  10.000000            13.702754         37.03%                   0         1998
   Portfolio - Q

   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Neuberger Berman AMT            13.702754            20.834304         52.04%             129,643         1999
   Mid-Cap Growth                  10.000000            13.702754         37.03%               1,744         1998
   Portfolio - NQ

   Neuberger Berman AMT            11.821068            12.539993          6.08%              39,095         1999
   Partners Portfolio - Q          10.000000            11.821068         18.21%                 874         1998

   Neuberger Berman AMT            11.821068            12.539993          6.08%              88,792         1999
   Partners Portfolio - NQ         10.000000            11.821068         18.21%               1,913         1998

   Oppenheimer Variable            12.961315            23.512658         81.41%              38,475         1999
   Account Funds -                 10.000000            12.961315         29.61%                   0         1998
   Oppenheimer Aggressive
   Growth Fund/VA - Q(1)

   Oppenheimer Variable            12.961315            23.512658         81.41%             109,178         1999
   Account Funds -                 10.000000            12.961315         29.61%               1,383         1998
   Oppenheimer Aggressive
   Growth Fund/VA - NQ(1)

   Oppenheimer Variable            12.752843            17.848621         39.96%              91,823         1999
   Account Funds -                 10.000000            12.752843         27.53%                   0         1998
   Oppenheimer Capital
   Appreciation Fund/VA -
   Q(2)

   Oppenheimer Variable            12.752843            17.848621         39.96%             184,810         1999
   Account Funds -                 10.000000            12.752843         27.53%               2,543         1998
   Oppenheimer Capital
   Appreciation Fund/VA -
   NQ(2)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Oppenheimer Variable            12.149185            14.609212         20.25%             108,861         1999
   Account Funds -                 10.000000            12.149185         21.49%                 796         1998
   Oppenheimer Main Street
   Growth & Income Fund/VA
   - Q(1)

   Oppenheimer Variable            12.149185            14.609212         20.25%             261,855         1999
   Account Funds -                 10.000000            12.149185         21.49%               1,940         1998
   Oppenheimer Main Street
   Growth & Income Fund/VA
   - NQ(1)

   The Universal                   11.400149            14.572201         27.82%              11,108         1999
   Institutional Funds,            10.000000            11.400149         14.00%                   0         1998
   Inc. - Emerging Markets
   Debt Portfolio - Q(2)

   The Universal                   11.400149            14.572201         27.82%              21,560         1999
   Institutional Funds,            10.000000            11.400149         14.00%                 593         1998
   Inc. - Emerging Markets
   Debt Portfolio - NQ(2)

   Van Eck Worldwide               12.101814            23.947713         97.89%              10,295         1999
   Insurance Trust -               10.000000            12.101814         21.02%                   0         1998
   Worldwide Emerging
   Markets Fund - Q

   Van Eck Worldwide               12.101814            23.947713         97.89%              41,623         1999
   Insurance Trust -               10.000000            12.101814         21.02%               1,018         1998
   Worldwide Emerging
   Markets Fund - NQ

   Van Eck Worldwide               10.581149            12.649846         19.55%              12,722         1999
   Insurance Trust -               10.000000            10.581149          5.81%                   0         1998
   Worldwide Hard Assets
   Fund - Q

   Van Eck Worldwide               10.581149            12.649846         19.55%              15,637         1999
   Insurance Trust -               10.000000            10.581149          5.81%                   0         1998
   Worldwide Hard Assets
   Fund - NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(2) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD

   Van Kampen  Life                10.740684            10.253920         -4.53%              11,674         1999
   Investment Trust -              10.000000            10.740684          7.41%                   0         1998
   Morgan Stanley Real
   Estate Securities
   Portfolio - Q

   Van Kampen Life                 10.740684            10.253920         -4.53%              41,535         1999
   Investment Trust -              10.000000            10.740684          7.41%               2,201         1998
   Morgan Stanley Real
   Estate Securities
   Portfolio - NQ

   Warburg Pincus Trust -          12.739606            20.579437         61.54%               4,931         1999
   Global Post-Venture             10.000000            12.739606         27.40%                   0         1998
   Capital Portfolio - Q(1)

   Warburg Pincus Trust -          12.739606            20.579437         61.54%              27,964         1999
   Global Post-Venture             10.000000            12.739606         27.40%                   0         1998
   Capital Portfolio - NQ(1)

   Warburg Pincus Trust -          10.801619            16.374564         51.59%              18,175         1999
   International Equity            10.000000            10.801619          8.02%                   0         1998
   Portfolio - Q

   Warburg Pincus Trust -          10.801619            16.374564         51.59%              23,601         1999
   International Equity            10.000000            10.801619          8.02%                   0         1998
   Portfolio - NQ

   Warburg Pincus Trust -          11.688738            12.269490          4.97%              19,814         1999
   Value Portfolio - Q(2)          10.000000            11.688738         16.89%                  25         1998

   Warburg Pincus Trust -          11.688738            12.269490          4.97%              13,095         1999
   Value Portfolio - NQ(2)         10.000000            11.688738         16.89%                   0         1998


(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account effective May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service

Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

             NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)(KEY CHOICE) (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD

   American Century                12.431326            14.495483         16.60%               7,880         1999
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth - Q

   American Century                12.431326            14.495483         16.60%              16,322         1999
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth - NQ

   American Century                10.904652            17.674116         62.08%               2,182         1999
   Variable Portfolios,
   Inc. - American Century
   VP International - Q

   American Century                10.904652            17.674116         62.08%              11,522         1999
   Variable Portfolios,
   Inc. - American Century
   VP International - NQ

   American Century                11.497731            11.263216         -2.04%               2,975         1999
   Variable Portfolios,
   Inc. - American Century
   VP Value - Q

   American Century                11.497731            11.263216         -2.04%               4,394         1999
   Variable Portfolios,
   Inc. - American Century
   VP Value - NQ

   Dreyfus Variable                12.207586            13.442893         10.12%               4,088         1999
   Investment Fund
   -Appreciation Portfolio
   - Q(1)

   Dreyfus Variable                12.207586            13.442893         10.12%              13,257         1999
   Investment Fund
   -Appreciation Portfolio
   - NQ(1)

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD

   Fidelity VIP Growth             13.015101            17.653733         35.64%               9,712         1999
   Portfolio: Service
   Class - Q

   Fidelity VIP Growth             13.015101            17.653733         35.64%              21,093         1999
   Portfolio: Service
   Class - NQ

   Fidelity VIP II                 12.602507            15.457984         22.66%              18,806         1999
   Contrafund(R) Portfolio:
   Service Class - Q

   Fidelity VIP II                 12.602507            15.457984         22.66%              23,364         1999
   Contrafund(R) Portfolio:
   Service Class - NQ

   NSAT Money Market Fund          10.126097            10.489614          3.59%              11,414         1999
   - Q*

   NSAT Money Market Fund          10.126097            10.489614          3.59%               4,032         1999
   - NQ*

   NSAT Nationwide Equity          11.927845            13.963829         17.07%               6,957         1999
   Income Fund - Q

   NSAT Nationwide Equity          11.927845            13.963829         17.07%              13,200         1999
   Income Fund - NQ

   NSAT Nationwide High            10.558563            10.764664          1.95%               4,534         1999
   Income Bond Fund - Q

   NSAT Nationwide High            10.558563            10.764664          1.95%               8,123         1999
   Income Bond Fund - NQ

   NSAT Nationwide Multi           10.475252            10.510552          0.34%               4,401         1999
   Sector Bond Fund - Q



*The 7 day yield for the NSAT Money Market Fund as of December 31, 1999 was
4.18%.

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD

   NSAT Nationwide Multi           10.475252            10.510552          0.34%               5,783         1999
   Sector Bond Fund - NQ

   NSAT Nationwide Small           12.016781            17.099098         42.29%                 208         1999
   Company Fund - Q

   NSAT Nationwide Small           12.016781            17.099098         42.29%               3,202         1999
   Company Fund - NQ

   Neuberger Berman AMT            13.702754            20.834304         52.04%               1,400         1999
   Mid-Cap Growth
   Portfolio - Q

   Neuberger Berman AMT            13.702754            20.834304         52.04%              18,869         1999
   Mid-Cap Growth
   Portfolio - NQ

   Neuberger Berman AMT            11.821068            12.539993          6.08%               3,238         1999
   Partners Portfolio - Q

   Neuberger Berman AMT            11.821068            12.539993          6.08%               3,705         1999
   Partners Portfolio - NQ

   Oppenheimer Variable            12.961315            23.512658         81.41%               2,414         1999
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA - Q(1)

   Oppenheimer Variable            12.961315            23.512658         81.41%              12,069         1999
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA - NQ(1)


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD

   Victory Variable                10.000000            10.060160          0.60%              69,363         1999
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q

   Victory Variable                10.000000            10.060160          0.60%             219,452         1999
   Insurance Funds -
   Diversified Stock Fund:
   Class A - NQ

   Victory Variable                10.000000             9.930934         -0.69%              21,371         1999
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q

   Victory Variable                10.000000             9.930934         -0.69%              50,141         1999
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - NQ

   Victory Variable                10.000000             9.896766         -1.03%               2,419         1999
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q

   Victory Variable                10.000000             9.896766         -1.03%              33,474         1999
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - NQ

   Warburg Pincus Trust -          10.801619            16.374564         51.59%               1,716         1999
   International Equity
   Portfolio - Q

   Warburg Pincus Trust -          10.801619            16.374564         51.59%               6,645         1999
   International Equity
   Portfolio - NQ

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)

   (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   American Century                12.429254           14.485724        16.55%               28,163         1999
   Variable Portfolios,            10.000000           12.429254        24.29%                    0         1998
   Inc. - American Century
   VP Income & Growth - Q

   American Century                12.429254           14.485724        16.55%               70,791         1999
   Variable Portfolios,            10.000000           12.429254        24.29%                    0         1998
   Inc. - American Century
   VP Income & Growth - NQ

   American Century                10.902825           17.662250        62.00%               15,144         1999
   Variable Portfolios,            10.000000           10.902825         9.03%                    0         1998
   Inc. - American Century
   VP International - Q

   American Century                10.902825           17.662250        62.00%               39,926         1999
   Variable Portfolios,            10.000000           10.902825         9.03%                    0         1998
   Inc. - American Century
   VP International - NQ

   American Century                11.495807           11.255628        -2.09%               10,437         1999
   Variable Portfolios,            10.000000           11.495807        14.96%                    0         1998
   Inc - American Century
   VP Value - Q

   American Century                11.495807           11.255628        -2.09%               27,377         1999
   Variable Portfolios,            10.000000           11.495807        14.96%                  322         1998
   Inc - American Century
   VP Value - NQ

   Dreyfus Investment              10.000000           12.888550        28.89%                2,408         1999
   Portfolios - European
   Equity Portfolio - Q

   Dreyfus Investment              10.000000           12.888550        28.89%                   83         1999
   Portfolios - European
   Equity Portfolio - NQ

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   The Dreyfus Socially            12.756741           16.386683        28.46%               15,724         1999
   Responsible Growth              10.000000           12.756741        27.57%                    0         1998
   Fund, Inc. - Q

   The Dreyfus Socially            12.756741           16.386683        28.46%               23,875         1999
   Responsible Growth              10.000000           12.756741        27.57%                    0         1998
   Fund, Inc. - NQ

   Dreyfus Stock Index             12.365124           14.726559        19.10%               79,760         1999
   Fund, Inc. - Q                  10.000000           12.365124        23.65%                    0         Z1998

   Dreyfus Stock Index             12.365124           14.726559        19.10%              168,117         1999
   Fund, Inc. - NQ                 10.000000           12.365124        23.65%                1,686         1998

   Dreyfus Variable                12.205549           13.433832        10.06%               11,623         1999
   Investment Fund                 10.000000           12.205549        22.06%                    0         1998
   -Appreciation Portfolio
   - Q(1)

   Dreyfus Variable                12.205549           13.433832        10.06%               32,571         1999
   Investment Fund                 10.000000           12.205549        22.06%                    0         1998
   -Appreciation Portfolio
   - NQ(1)

   Federated Insurance             10.000000            9.787093        -2.13%                  407         1999
   Series - Federated
   Quality Bond Fund II - Q

   Federated Insurance             10.000000            9.787093        -2.13%                  440         1999
   Series - Federated
   Quality Bond Fund II -
   NQ

   Fidelity VIP                    11.848469           12.432231         4.93%               38,692         1999
   Equity-Income                   10.000000           11.848469        18.48%                    0         1998
   Portfolio: Service
   Class - Q

   Fidelity VIP                    11.848469           12.432231         4.93%              112,541         1999
   Equity-Income                   10.000000           11.848469        18.48%                1,549         1998
   Portfolio: Service
   Class - NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   Fidelity VIP Growth             13.012933           17.641868        35.57%               60,378         1999
   Portfolio: Service              10.000000           13.012933        30.13%                    0         1998
   Class - Q

   Fidelity VIP Growth             13.012933           17.641868        35.57%              120,323         1999
   Portfolio: Service              10.000000           13.012933        30.13%                1,201         1998
   Class - NQ

   Fidelity VIP High               10.382374           11.080460         6.72%               18,186         1999
   Income Portfolio:               10.000000           10.382374         3.82%                    0         1998
   Service Class - Q

   Fidelity VIP High               10.382374           11.080460         6.72%               37,233         1999
   Income Portfolio:               10.000000           10.382374         3.82%                    0         1998
   Service Class - NQ

   Fidelity VIP Overseas           11.294949           15.890221        40.68%                6,281         1999
   Portfolio: Service              10.000000           11.294949        12.95%                    0         1998
   Class - Q

   Fidelity VIP Overseas           11.294949           15.890221        40.68%               47,995         1999
   Portfolio: Service              10.000000           11.294949        12.95%                    0         1998
   Class - NQ

   Fidelity VIP II                 12.600399           15.447579        22.60%               41,329         1999
   Contrafund(R) Portfolio:        10.000000           12.600399        26.00%                    0         1998
   Service Class - Q

   Fidelity VIP II                 12.600399           15.447579        22.60%               86,270         1999
   Contrafund(R) Portfolio:        10.000000           12.600399        26.00%                    0         1998
   Service Class - NQ

   Fidelity VIP III Growth         12.419643           12.777351         2.88%               19,723         1999
   Opportunities                   10.000000           12.419643        24.20%                    0         1998
   Portfolio: Service
   Class - Q

   Fidelity VIP III Growth         12.419643           12.777351         2.88%               33,643         1999
   Opportunities                   10.000000           12.419643        24.20%                    0         1998
   Portfolio: Service
   Class - NQ

   NSAT Capital                    12.390885           12.759401         2.97%               39,309         1999
   Appreciation Fund - Q           10.000000           12.390885        23.91%                    0         1998

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   NSAT Capital                    12.390885           12.759401         2.97%               38,078         1999
   Appreciation Fund - NQ          10.000000           12.390885        23.91%                    0         1998


   NSAT Government Bond            10.172348            9.809384        -3.57%               24,669         1999
   Fund - Q                        10.000000           10.172348         1.72%                    0         1998

   NSAT Government Bond            10.172348            9.809384        -3.57%               45,642         1999
   Fund - NQ                       10.000000           10.172348         1.72%                  442         1998

   NSAT Money Market Fund          10.124383           10.482530         3.54%              108,020         1999
   - Q*                            10.000000           10.124838         1.24%                    0         1998

   NSAT Money Market Fund          10.124383           10.482530         3.54%               79,313         1999
   - NQ*                           10.000000           10.124838         1.24%                    0         1998

   NSAT Total Return Fund          11.966903           12.637807         5.61%               31,348         1999
   - Q                             10.000000           11.966903        19.67%                    0         1998

   NSAT Total Return Fund          11.966903           12.637807         5.61%               39,235         1999
   - NQ                            10.000000           11.966903        19.67%                  137         1998

   NSAT Nationwide                 10.770735           10.728485        -0.39%                  659         1999
   Balanced Fund - Q               10.000000           10.770735         7.71%                    0         1998

   NSAT Nationwide                 10.770735           10.728485        -0.39%               12,442         1999
   Balanced Fund - NQ              10.000000           10.770735         7.71%                    0         1998

   NSAT Nationwide Equity          11.925844           13.954430        17.01%                1,309         1999
   Income Fund - Q                 10.000000           11.925844        19.26%                    0         1998

   NSAT Nationwide Equity          11.925844           13.954430        17.01%                2,203         1999
   Income Fund - NQ                10.000000           11.925844        19.26%                    0         1998

   NSAT Nationwide Global          11.745400           14.257588        21.39%                1,197         1999
   50 Fund(1) - Q                  10.000000           11.745400        17.45%                    0         1998

   NSAT Nationwide Global          11.745400           14.257588        21.39%               16,046         1999
   50 Fund(1) - NQ                 10.000000           11.745400        17.45%                    0         1998

(1) Formerly, NSAT Nationwide Global Equity Fund.
* The 7 day yield for the NSAT Nationwide Money Market Fund as of December 31, 199 was 4.13%.

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   NSAT Nationwide High            10.556787           10.757403         1.90%                2,457         1999
   Income Bond Fund - Q            10.000000           10.556787         5.57%                    0         1998

   NSAT Nationwide High            10.556787           10.757403         1.90%                8,309         1999
   Income Bond Fund - NQ           10.000000           10.556787         5.57%                    0         1998

   NSAT Nationwide Mid Cap         12.255745           14.634711        19.41%                   80         1999
   Index Fund - Q(1)               10.000000           12.255745        22.56%                    0         1998

   NSAT Nationwide Mid Cap         12.255745           14.634711        19.41%                2,497         1999
   Index Fund - NQ(1)              10.000000           12.255745        22.56%                    0         1998

   NSAT Nationwide Multi           10.473496           10.503468         0.29%                  182         1999
   Sector Bond Fund - Q            10.000000           10.473496         4.73%                    0         1998

   NSAT Nationwide Multi           10.473496           10.503468         0.29%                3,824         1999
   Sector Bond Fund - NQ           10.000000           10.473496         4.73%                    0         1998

   NSAT Nationwide Small           10.000000           20.331712       103.32%                  681         1999
   Cap Growth Fund - Q(2)

   NSAT Nationwide Small           10.000000           20.331712       103.32%                3,667         1999
   Cap Growth Fund - NQ(2)

   NSAT Nationwide Small           12.584102           15.886176        26.24%                6,706         1999
   Cap Value Fund - Q              10.000000           12.584102        25.84%                    0         1998

   NSAT Nationwide Small           12.584102           15.886176        26.24%                7,074         1999
   Cap Value Fund - NQ             10.000000           12.584102        25.84%                  310         1998


(1) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(2) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   NSAT Nationwide Small           12.014774           17.087592        42.22%                5,137         1999
   Company Fund - Q                10.000000           12.014774        20.15%                    0         1998

   NSAT Nationwide Small           12.014774           17.087592        42.22%               15,996         1999
   Company Fund - NQ               10.000000           12.014774        20.15%                    0         1998

   NSAT Nationwide                 12.461498           22.735718        82.45%                8,954         1999
   Strategic Growth Fund -         10.000000           12.461498        24.61%                    0         1998
   Q

   NSAT Nationwide                 12.461498           22.735718        82.45%               26,153         1999
   Strategic Growth Fund -         10.000000           12.461498        24.61%                    0         1998
   NQ

   NSAT Nationwide                 12.475236           11.941061        -4.28%                    0         1999
   Strategic Value Fund - Q        10.000000           12.475236        24.75%                    0         1998

   NSAT Nationwide                 12.475236           11.941061        -4.28%                6,718         1999
   Strategic Value Fund -          10.000000           12.475236        24.75%                    0         1998
   NQ

   Neuberger Berman AMT            12.305897           13.966839        13.50%                4,771         1999
   Guardian Portfolio - Q          10.000000           12.305897        23.06%                    0         1998

   Neuberger Berman AMT            12.305897           13.966839        13.50%                9,284         1999
   Guardian Portfolio - NQ         10.000000           12.305897        23.06%                    0         1998

   Neuberger Berman AMT            13.700471           20.820318        51.97%                6,222         1999
   Mid-Cap Growth                  10.000000           13.700471        37.00%                    0         1998
   Portfolio - Q

   Neuberger Berman AMT            13.700471           20.820318        51.97%               21,721         1999
   Mid-Cap Growth                  10.000000           13.700471        37.00%                    0         1998
   Portfolio - NQ

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   Neuberger Berman AMT            11.819096           12.531553         6.03%                4,561         1999
   Partners Portfolio - Q          10.000000           11.819096        18.19%                    0         1998


   Neuberger Berman AMT            11.819096           12.531553         6.03%               29,890         1999
   Partners Portfolio - NQ         10.000000           11.819096        18.19%                  789         1998

   Oppenheimer Variable            12.959156           23.496887        81.31%               11,956         1999
   Account Funds -                 10.000000           12.959156        29.59%                    0         1998
   Oppenheimer Aggressive
   Growth Fund/VA - Q(1)

   Oppenheimer Variable            12.959156           23.496887        81.31%               34,519         1999
   Account Funds -                 10.000000           12.959156        29.59%                  678         1998
   Oppenheimer Aggressive
   Growth Fund/VA - NQ(1)

   Oppenheimer Variable            12.750719           17.836627        39.89%                8,852         1999
   Account Funds -                 10.000000           12.750719        27.51%                    0         1998
   Oppenheimer Capital
   Appreciation Fund/VA -
   Q(2)

   Oppenheimer Variable            12.750719           17.836627        39.89%               37,199         1999
   Account Funds -                 10.000000           12.750719        27.51%                    0         1998
   Oppenheimer Capital
   Appreciation Fund/VA -
   NQ(2)

   Oppenheimer Variable            12.147153           14.599387        20.19%               24,445         1999
   Account Funds -                 10.000000           12.147153        21.47%                    0         1998
   Oppenheimer Main Street
   Growth & Income Fund/VA
   - Q(3)

   Oppenheimer Variable            12.147153           14.599387        20.19%               74,139         1999
   Account Funds -                 10.000000           12.147153        21.47%                    0         1998
   Oppenheimer Main Street
   Growth & Income Fund/VA
   - NQ(3)


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   The Universal                   11.398245           14.562396        27.76%                   55         1999
   Institutional Funds,            10.000000           11.398245        13.98%                    0         1998
   Inc. - Emerging Markets
   Debt Portfolio - Q1

   The Universal                   11.398245           14.562396        27.76%                  315         1999
   Institutional Funds,            10.000000           11.398245        13.98%                    0         1998
   Inc. - Emerging Markets
   Debt Portfolio - NQ1

   Van Eck Worldwide               12.099788           23.931619        97.79%                2,614         1999
   Insurance Trust -               10.000000           12.099788        21.00%                    0         1998
   Worldwide Emerging
   Markets Fund - Q

   Van Eck Worldwide               12.099788           23.931619        97.79%                7,039         1999
   Insurance Trust -               10.000000           12.099788        21.00%                    0         1998
   Worldwide Emerging
   Markets Fund - NQ

   Van Eck Worldwide               10.579367           12.641312        19.49%                   57         1999
   Insurance Trust -               10.000000           10.579367         5.79%                    0         1998
   Worldwide Hard Assets
   Fund - Q

   Van Eck Worldwide               10.579367           12.641312        19.49%                  696         1999
   Insurance Trust -               10.000000           10.579367         5.79%                    0         1998
   Worldwide Hard Assets
   Fund - NQ

   Van Kampen Life                 10.738882           10.247016        -4.58%                  704         1999
   Investment Trust -              10.000000           10.738882         7.39%                    0         1998
   Morgan Stanley Real
   Estate Securities
   Portfolio - Q

   Van Kampen Life                 10.738882           10.247016        -4.58%                  557         1999
   Investment Trust -              10.000000           10.738882         7.39%                    0         1998
   Morgan Stanley Real
   Estate Securities
   Portfolio - NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   Warburg Pincus Trust -          12.737475           20.565582        61.46%                3,406         1999
   Global Post-Venture             10.000000           12.737475        27.37%                    0         1998
   Capital Portfolio - Q(1)

   Warburg Pincus Trust -          12.737475           20.565582        61.46%                  175         1999
   Global Post-Venture             10.000000           12.737475        27.37%                    0         1998
   Capital Portfolio - NQ(1)

   Warburg Pincus Trust -          10.799816           16.363554        51.52%               17,984         1999
   International Equity            10.000000           10.799816         8.00%                    0         1998
   Portfolio - Q

   Warburg Pincus Trust -          10.799816           16.363554        51.52%                7,363         1999
   International Equity            10.000000           10.799816         8.00%                    0         1998
   Portfolio - NQ

   Warburg Pincus Trust -          11.686779           12.261224         4.92%                2,849         1999
   Value Portfolio - Q(2)          10.000000           11.686779        16.87%                    0         1998

   Warburg Pincus Trust -          11.686779           12.261224         4.92%                1,916         1999
   Value Portfolio - NQ(2)         10.000000           11.686779        16.87%                    0         1998



(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

(2) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account effective May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

               OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)(KEY CHOICE) (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   American Century                12.429254           14.485724        16.55%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth - Q

   American Century                12.429254           14.485724        16.55%                2,511         1999
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth - NQ

   American Century                10.902825           17.662250        62.00%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP International - Q

   American Century                10.902825           17.662250        62.00%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP International - NQ

   American Century                11.495807           11.255628        -2.09%                    0         1999
   Variable Portfolios,
   Inc - American Century
   VP Value - Q

   American Century                11.495807           11.255628        -2.09%                1,466         1999
   Variable Portfolios,
   Inc - American Century
   VP Value - NQ

   Dreyfus Variable                12.205549           13.433832        10.06%                    0         1999
   Investment Fund
   -Appreciation Portfolio
   - Q(1)

   Dreyfus Variable                12.205549           13.433832        10.06%                  287         1999
   Investment Fund
   -Appreciation Portfolio
   - NQ(1)

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   Fidelity VIP Growth             13.012933           17.641868        35.57%                    0         1999
   Portfolio: Service
   Class - Q

   Fidelity VIP Growth             13.012933           17.641868        35.57%                  872         1999
   Portfolio: Service
   Class - NQ

   Fidelity VIP II                 12.600399           15.447579        22.60%                    0         1999
   Contrafund(R) Portfolio:
   Service Class - Q

   Fidelity VIP II                 12.600399           15.447579        22.60%                  217         1999
   Contrafund(R) Portfolio:
   Service Class - NQ

   NSAT Nationwide High            10.556787           10.757403         1.90%                    0         1999
   Income Bond Fund - Q

   NSAT Nationwide High            10.556787           10.757403         1.90%                1,538         1999
   Income Bond Fund - NQ

   NSAT Nationwide Multi           10.473496           10.503468         0.29%                    0         1999
   Sector Bond Fund - Q

   NSAT Nationwide Multi           10.473496           10.503468         0.29%                    0         1999
   Sector Bond Fund - NQ

   NSAT Money Market Fund          10.124383           10.482530         3.54%                    0         1999
   - Q*

   NSAT Money Market Fund          10.124383           10.482530         3.54%                    0         1999
   - NQ*

   NSAT Nationwide Equity          11.925844           13.954430        17.01%                    0         1999
   Income Fund - Q

* The 7 day yield for the NSAT Nationwide Money Market Fund as of December 31, 1999 was 4.13%

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   NSAT Nationwide Equity          11.925844           13.954430        17.01%                   52         1999
   Income Fund - NQ

   NSAT Nationwide Small           12.014774           17.087592        42.22%                    0         1999
   Company Fund - Q

   NSAT Nationwide Small           12.014774           17.087592        42.22%                    0         1999
   Company Fund - NQ

   Neuberger Berman AMT            13.700471           20.820318        51.97%                    0         1999
   Mid-Cap Growth
   Portfolio - Q

   Neuberger Berman AMT            13.700471           20.820318        51.97%                    0         1999
   Mid-Cap Growth
   Portfolio - NQ

   Neuberger Berman AMT            11.819096           12.531553         6.03%                    0         1999
   Partners Portfolio - Q

   Neuberger Berman AMT            11.819096           12.531553         6.03%                1,364         1999
   Partners Portfolio - NQ

   Oppenheimer Variable            12.959156           23.496887        81.31%                    0         1999
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA - Q(1)

   Oppenheimer Variable            12.959156           23.496887        81.31%                  782         1999
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA - NQ(1)


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   Victory Variable                10.000000           10.057633         0.58%                    0         1999
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q

   Victory Variable                10.000000           10.057633         0.58%                4,891         1999
   Insurance Funds -
   Diversified Stock Fund:
   Class A - NQ

   Victory Variable                10.000000            9.928452        -0.72%                    0         1999
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q

   Victory Variable                10.000000            9.928452        -0.72%                  883         1999
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - NQ

   Victory Variable                10.000000            9.894290        -1.06%                    0         1999
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q

   Victory Variable                10.000000            9.894290        -1.06%                  772         1999
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - NQ

   Warburg Pincus Trust -          10.799816           16.363554        51.52%                    0         1999
   International Equity
   Portfolio - Q

   Warburg Pincus Trust -          10.799816           16.363554        51.52%                    0         1999
   International Equity
   Portfolio - NQ

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)
 (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   American Century                12.502898           14.534695        16.25%                  839         1999
   Variable Portfolios,            10.000000           12.502898        25.03%                    0         1998
   Inc. - American Century
   VP Income & Growth - Q

   American Century                12.502898           14.534695        16.25%                3,976         1999
   Variable Portfolios,            10.000000           12.502898        25.03%                    0         1998
   Inc. - American Century
   VP Income & Growth - NQ

   American Century                12.049887           19.471172        61.59%                4,363         1999
   Variable Portfolios,            10.000000           12.049887        20.50%                    0         1998
   Inc. - American Century
   VP International - Q

   American Century                12.049887           19.471172        61.59%               20,263         1999
   Variable Portfolios,            10.000000           12.049887        20.50%                    0         1998
   Inc. - American Century
   VP International - NQ

   American Century                11.268440           11.005082        -2.34%                  180         1999
   Variable Portfolios,            10.000000           11.268440        12.68%                    0         1998
   Inc. - American Century
   VP Value - Q

   American Century                11.268440           11.005082        -2.34%                  749         1999
   Variable Portfolios,            10.000000           11.268440        12.68%                    0         1998
   Inc. - American Century
   VP Value - NQ

   Dreyfus Investment              10.000000           12.880083        28.80%                    0         1999
   Portfolios - European
   Equity Portfolio - Q

   Dreyfus Investment              10.000000           12.880083        28.80%                    0         1999
   Portfolios - European
   Equity Portfolio - NQ

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   The Dreyfus Socially            12.772030           16.364824        29.13%                2,611         1999
   Responsible Growth              10.000000           12.772030        27.72%                    0         1998
   Fund, Inc. - Q

   The Dreyfus Socially            12.772030           16.364824        29.13%                5,743         1999
   Responsible Growth              10.000000           12.772030        27.72%                    0         1998
   Fund, Inc. - NQ

   Dreyfus Stock Index             12.451705           14.792159        18.80%                4,808         1999
   Fund, Inc. - Q                  10.000000           12.451705        24.52%                    0         1998

   Dreyfus Stock Index             12.451705           14.792159        18.80%              126,089         1999
   Fund, Inc. - NQ                 10.000000           12.451705        24.52%                    0         1998

   Dreyfus Variable                12.377494           13.588614         9.78%                  433         1999
   Investment Fund                 10.000000           12.377494        23.77%                    0         1998
   -Appreciation Portfolio
   - Q(1)

   Dreyfus Variable                12.377494           13.588614         9.78%                7,169         1999
   Investment Fund                 10.000000           12.377494        23.77%                    0         1998
   -Appreciation Portfolio
   - NQ(1)

   Federated Insurance             10.000000            9.770666        -2.29%                    0         1999
   Series - Federated
   Quality Bond Fund II - Q

   Federated Insurance             10.000000            9.770666        -2.29%                    0         1999
   Series - Federated
   Quality Bond Fund II -
   NQ

   Fidelity VIP                    11.797885           12.347825         4.66%                5,165         1999
   Equity-Income                   10.000000           11.797885        17.98%                    0         1998
   Portfolio: Service
   Class - Q

   Fidelity VIP                    11.797885           12.347825         4.66%               11,769         1999
   Equity-Income                   10.000000           11.797885        17.98%                    0         1998
   Portfolio: Service
   Class - NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   Fidelity VIP Growth             12.901477           17.446540        35.23%                6,024         1999
   Portfolio: Service              10.000000           12.901477        29.01%                    0         1998
   Class - Q

   Fidelity VIP Growth             12.901477           17.446540        35.23%               37,910         1999
   Portfolio: Service              10.000000           12.901477        29.01%                    0         1998
   Class - NQ

   Fidelity VIP High               10.519957           11.198884         6.45%                4,504         1999
   Income Portfolio:               10.000000           10.519957         5.20%                    0         1998
   Service Class - Q

   Fidelity VIP High               10.519957           11.198884         6.45%                  353         1999
   Income Portfolio:               10.000000           10.519957         5.20%                    0         1998
   Service Class - NQ

   Fidelity VIP Overseas           12.175055           17.085125        40.33%                4,121         1999
   Portfolio: Service              10.000000           12.175055        21.75%                    0         1998
   Class - Q

   Fidelity VIP Overseas           12.175055           17.085125        40.33%                4,531         1999
   Portfolio: Service              10.000000           12.175055        21.75%                    0         1998
   Class - NQ

   Fidelity VIP II                 12.784276           15.633362        22.29%                6,557         1999
   Contrafund(R) Portfolio:        10.000000           12.784276        27.84%                    0         1998
   Service Class -Q

   Fidelity VIP II                 12.784276           15.633362        22.29%               41,072         1999
   Contrafund(R) Portfolio:        10.000000           12.784276        27.84%                    0         1998
   Service Class -NQ

   Fidelity VIP III Growth         12.297109           12.619265         2.62%                1,253         1999
   Opportunities                   10.000000           12.297109        22.97%                    0         1998
   Portfolio: Service
   Class - Q

   Fidelity VIP III Growth         12.297109           12.619265         2.62%                9,790         1999
   Opportunities                   10.000000           12.297109        22.97%                    0         1998
   Portfolio: Service
   Class - NQ

   NSAT Capital                    12.427070           17.764281         2.71%                  668         1999
   Appreciation Fund - Q           10.000000           12.427070        24.27%                    0         1998

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   NSAT Capital                    12.427070           17.764281         2.71%               16,685         1999
   Appreciation Fund - NQ          10.000000           12.427070        24.27%                    0         1998


   NSAT Government Bond             9.843122            9.467860        -3.81%                    0         1999
   Fund - Q                        10.000000            9.843122        -1.57%                    0         1998

   NSAT Government Bond             9.843122            9.467860        -3.81%                2,080         1999
   Fund - NQ                       10.000000            9.843122        -1.57%                    0         1998

   NSAT Money Market Fund          10.085474           10.415808         3.28%                8,140         1999
   - Q*                            10.000000           10.085474         0.85%                    0         1998

   NSAT Money Market Fund          10.085474           10.415808         3.28%               35,979         1999
   - NQ*                           10.000000           10.085474         0.85%                    0         1998

   NSAT Total Return Fund          11.981226           12.620906         5.34%                    0         1999
   - Q                             10.000000           11.981226        19.81%                    0         1998

   NSAT Total Return Fund          11.981226           12.620906         5.34%                1,493         1999
   - NQ                            10.000000           11.981226        19.81%                    0         1998

   NSAT Nationwide                 10.666693           10.597955        -0.64%                1,074         1999
   Balanced Fund - Q               10.000000           10.666693         6.67%                    0         1998

   NSAT Nationwide                 10.666693           10.597955        -0.64%                4,597         1999
   Balanced Fund - NQ              10.000000           10.666693         6.67%                    0         1998

   NSAT Nationwide Equity          11.834345           13.812331        16.71%                    0         1999
   Income Fund - Q                 10.000000           11.834345        18.34%                    0         1998

   NSAT Nationwide Equity          11.834345           13.812331        16.71%                    0         1999
   Income Fund - NQ                10.000000           11.834345        18.34%                    0         1998

   NSAT Nationwide Global          12.199950           14.771891        21.08%                    0         1999
   50 Fund - Q(1)                  10.000000           12.199950        22.00%                    0         1998

   NSAT Nationwide Global          12.199950           14.771891        21.08%                2,843         1999
   50 Fund - NQ(1)                 10.000000           12.199950        22.00%                    0         1998

(1) Formerly, NSAT Nationwide Global Equity Fund.
* The 7 day yield for the NSAT Money Market Fund as of December 31, 1999 was
3.87%

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   NSAT Nationwide High            10.329379           10.499020         1.64%                    0         1999
   Income Bond Fund - Q            10.000000           10.329379         3.29%                    0         1998

   NSAT Nationwide High            10.329379           10.499020         1.64%                  845         1999
   Income Bond Fund - NQ           10.000000           10.329379         3.29%                    0         1998

   NSAT Nationwide Mid Cap         12.241505           14.580726        19.11%                   95         1999
   Index Fund - Q(1)               10.000000           12.241505        22.42%                    0         1998

   NSAT Nationwide Mid Cap         12.241505           14.580726        19.11%                  828         1999
   Index Fund - NQ(1)              10.000000           12.241505        22.42%                    0         1998

   NSAT Nationwide Multi           10.235484           10.238786         0.03%                    0         1999
   Sector Bond Fund - Q            10.000000           10.235484         2.35%                    0         1998

   NSAT Nationwide Multi           10.235484           10.238786         0.03%                  510         1999
   Sector Bond Fund - NQ           10.000000           10.235484         2.35%                    0         1998

   NSAT Nationwide Small           10.000000           20.297724       102.98%                    0         1999
   Cap Growth Fund - Q(2)

   NSAT Nationwide Small           10.000000           20.297724       102.98%               15,068         1999
   Cap Growth Fund - NQ(2)

   NSAT Nationwide Small           12.951308           16.308373        25.92%                   86         1999
   Cap Value Fund - Q              10.000000           12.951308        29.51%                    0         1998

   NSAT Nationwide Small           12.951308           16.308373        25.92%               11,596         1999
   Cap Value Fund - NQ             10.000000           12.951308        29.51%                    0         1998


(1) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(2) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Nationwide Small           12.110854           17.180698        41.86%                  468         1999
   Company Fund - Q                10.000000           12.110854        21.11%                    0         1998


   NSAT Nationwide Small           12.110854           17.180698        41.86%                  904         1999
   Company Fund - NQ               10.000000           12.110854        21.11%                    0         1998


   NSAT Nationwide                 12.655972           23.032196        81.99%                  518         1999
   Strategic Growth Fund - Q       10.000000           12.655972        26.56%                    0         1998


   NSAT Nationwide                 12.655972           23.032196        81.99%               14,458         1999
   Strategic Growth Fund - NQ      10.000000           12.655972        26.56%                    0         1998


   NSAT Nationwide                 13.015559           12.426696        -4.52%                    0         1999
   Strategic Value Fund - Q        10.000000           13.015559        30.16%                    0         1998


   NSAT Nationwide                 13.015559           12.426696        -4.52%                    0         1999
   Strategic Value Fund - NQ       10.000000           13.015559        30.16%                    0         1998


   Neuberger Berman AMT            12.874049           14.574691        13.21%                    0         1999
   Guardian Portfolio - Q          10.000000           12.874049        28.74%                    0         1998


   Neuberger Berman AMT            12.874049           14.574691        13.21%                4,594         1999
   Guardian Portfolio - NQ         10.000000           12.874049        28.74%                    0         1998


   Neuberger Berman AMT            14.063808           21.318413        51.58%                  277         1999
   Mid-Cap Growth                  10.000000           14.063808        40.64%                    0         1998
   Portfolio - Q

   Neuberger Berman AMT            14.063808           21.318413        51.58%                2,169         1999
   Mid-Cap Growth                  10.000000           14.063808        40.64%                    0         1998
   Portfolio - NQ

   Neuberger Berman AMT            11.846069           12.528364         5.76%                   14         1999
   Partners Portfolio - Q          10.000000           11.846069        18.46%                    0         1998


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Neuberger Berman AMT            11.846069           12.528364         5.76%                3,651         1999
   Partners Portfolio - NQ         10.000000           11.846069        18.46%                    0         1998


   Oppenheimer Variable            13.178533           23.834283        80.86%                  824         1999
   Account Funds -                 10.000000           13.178533        31.79%                    0         1998
   Oppenheimer Aggressive
   Growth Fund/VA - Q(1)

   Oppenheimer Variable            13.178533           23.834283        80.86%               21,397         1999
   Account Funds -                 10.000000           13.178533        31.79%                    0         1998
   Oppenheimer Aggressive
   Growth Fund/VA - NQ(1)

   Oppenheimer Variable            13.231670           18.462618        39.53%                  927         1999
   Account Funds -                 10.000000           13.178533        31.79%                    0         1998
   Oppenheimer Capital
   Appreciation Fund/VA -
   Q(2)

   Oppenheimer Variable            13.231670           18.462618        39.53%                9,849         1999
   Account Funds -                 10.000000           13.231670        32.23%                    0         1998
   Oppenheimer Capital
   Appreciation Fund/VA -
   NQ(2)

   Oppenheimer Variable            12.328212           14.779520        19.88%                4,133         1999
   Account Funds -                 10.000000           12.328212        23.28%                    0         1998
   Oppenheimer Main Street
   Growth & Income Fund/VA
   - Q(3)

   Oppenheimer Variable            12.328212           14.779520        19.88%                8,982         1999
   Account Funds -                 10.000000           12.328212        23.28%                    0         1998
   Oppenheimer Main Street
   Growth & Income Fund/VA
   - NQ(3)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   The Universal                   11.383996           14.507420        27.44%                    0         1999
   Institutional Funds,            10.000000           11.383996        13.84%                    0         1998
   Inc. - Emerging Markets
   Debt Portfolio - Q(1)

   The Universal                   11.383996           14.507420        27.44%                    0         1999
   Institutional Funds,            10.000000           11.383996        13.84%                    0         1998
   Inc. - Emerging Markets
   Debt Portfolio - NQ(1)

   Van Eck Worldwide               12.621572           24.900624        97.29%                    0         1999
   Insurance Trust -               10.000000           12.621572        26.22%                    0         1998
   Worldwide Emerging
   Markets Fund - Q

   Van Eck Worldwide               12.621572           24.900624        97.29%                  338         1999
   Insurance Trust -               10.000000           12.621572        26.22%                    0         1998
   Worldwide Emerging
   Markets Fund - NQ

   Van Eck Worldwide                9.908503           11.809742        19.19%                    0         1999
   Insurance Trust -               10.000000            9.908503        -0.91%                    0         1998
   Worldwide Hard Assets
   Fund - Q

   Van Eck Worldwide                9.908503           11.809742        19.19%                    0         1999
   Insurance Trust -               10.000000            9.908503        -0.91%                    0         1998
   Worldwide Hard Assets
   Fund - NQ

   Van Kampen Life                 10.400818            9.899304        -4.82%                    0         1999
   Investment Trust -              10.000000           10.400818         4.01%                    0         1998
   Morgan Stanley Real
   Estate Securities
   Portfolio - Q

   Van Kampen Life                 10.400818            9.899304        -4.82%                   85         1999
   Investment Trust -              10.000000           10.400818         4.01%                    0         1998
   Morgan Stanley Real
   Estate Securities
   Portfolio - NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Warburg Pincus Trust -          12.826101           20.656350        61.05%                    0         1999
   Global Post-Venture             10.000000           12.826101        28.26%                    0         1998
   Capital Portfolio - Q(1)

   Warburg Pincus Trust -          12.826101           20.656350        61.05%                    0         1999
   Global Post-Venture             10.000000           12.826101        28.26%                    0         1998
   Capital Portfolio - NQ(1)

   Warburg Pincus Trust -          11.540306           17.441358        51.13%                    0         1999
   International Equity            10.000000           11.540306        15.40%                    0         1998
   Portfolio - Q

   Warburg Pincus Trust -          11.540306           17.441358        51.13%                1,102         1999
   International Equity            10.000000           11.540306        15.40%                    0         1998
   Portfolio - NQ

   Warburg Pincus Trust -          11.884096           12.436688         4.65%                    0         1999
   Value Portfolio - Q(2)          10.000000           11.884096        18.84%                    0         1998

   Warburg Pincus Trust -          11.884096           12.436688         4.65%                    0         1999
   Value Portfolio - NQ(2)         10.000000           11.884096        18.84%                    0         1998


(1)  Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

(2)  Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account effective May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, the Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

               OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)(KEY CHOICE)
                (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY
                      NET ASSETS OF THE VARIABLE ACCOUNT)


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   American Century                12.502898           14.534695        16.25%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth - Q

   American Century                12.502898           14.534695        16.25%                  270         1999
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth - NQ

   American Century                12.049887           19.471172        61.59%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP International - Q

   American Century                12.049887           19.471172        61.59%                   93         1999
   Variable Portfolios,
   Inc. - American Century
   VP International - NQ

   American Century                11.268440           11.005082        -2.34%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP Value - Q

   American Century                11.268440           11.005082        -2.34%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP Value - NQ

   Dreyfus Variable                12.377494           13.588614         9.78%                    0         1999
   Investment Fund
   -Appreciation Portfolio
   - Q(1)

   Dreyfus Variable                12.377494           13.588614         9.78%                    0         1999
   Investment Fund
   -Appreciation Portfolio
   - NQ(1)

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Fidelity VIP Growth             12.901477           17.446540        35.23%                    0         1999
   Portfolio: Service
   Class - Q

   Fidelity VIP Growth             12.901477           17.446540        35.23%                    0         1999
   Portfolio: Service
   Class - NQ

   Fidelity VIP II                 12.784276           15.633362        22.29%                    0         1999
   Contrafund(R) Portfolio:
   Service Class - Q

   Fidelity VIP II                 12.784276           15.633362        22.29%                   65         1999
   Contrafund(R) Portfolio:
   Service Class - NQ

   NSAT Money Market Fund          10.085474           10.415808         3.28%                    0         1999
   - Q*

   NSAT Money Market Fund          10.085474           10.415808         3.28%                    0         1999
   - NQ*

   NSAT Nationwide Equity          11.834345           13.812331        16.71%                    0         1999
   Income Fund - Q

   NSAT Nationwide Equity          11.834345           13.812331        16.71%                    0         1999
   Income Fund - NQ

   NSAT Nationwide High            10.329379           10.499020         1.64%                    0         1999
   Income Bond Fund - Q

   NSAT Nationwide High            10.329379           10.499020         1.64%                  845         1999
   Income Bond Fund - NQ

   NSAT Nationwide Multi           10.235484           10.238786         0.03%                    0         1999
   Sector Bond Fund - Q

* The 7 day yield for the NSAT Money Market Fund as of December 31, 1999 was
  3.87%


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Nationwide Multi           10.235484           10.238786         0.03%                  510         1999
   Sector Bond Fund - NQ

   NSAT Nationwide Small           12.110854           17.180698        41.86%                    0         1999
   Company Fund - Q

   NSAT Nationwide Small           12.110854           17.180698        41.86%                    0         1999
   Company Fund - NQ

   Neuberger Berman AMT            14.063808           21.318413        51.58%                    0         1999
   Mid-Cap Growth
   Portfolio - Q

   Neuberger Berman AMT            14.063808           21.318413        51.58%                   84         1999
   Mid-Cap Growth
   Portfolio - NQ

   Neuberger Berman AMT            11.846069           12.528364         5.76%                    0         1999
   Partners Portfolio - Q

   Neuberger Berman AMT            11.846069           12.528364         5.76%                    0         1999
   Partners Portfolio - NQ

   Oppenheimer Variable            13.178533           23.834283        80.86%                    0         1999
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA - Q(1)

   Oppenheimer Variable            13.178533           23.834283        80.86%                    0         1999
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA - NQ(1)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Victory Variable                10.000000           10.045034         0.45%                1,414         1999
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q

   Victory Variable                10.000000           10.045034         0.45%                3,685         1999
   Insurance Funds -
   Diversified Stock Fund:
   Class A - NQ

   Victory Variable                10.000000            9.916014        -0.84%                  390         1999
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q

   Victory Variable                10.000000            9.916014        -0.84%                    0         1999
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - NQ

   Victory Variable                10.000000            9.881888        -1.18%                  208         1999
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q

   Victory Variable                10.000000            9.881888        -1.18%                  638         1999
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - NQ

   Warburg Pincus Trust -          11.540306           17.441358        51.13%                    0         1999
   International Equity            10.000000           11.540306        15.40%                    0         1998
   Portfolio - Q

   Warburg Pincus Trust -          11.540306           17.441358        51.13%                    0         1999
   International Equity            10.000000           11.540306        15.40%                    0         1998
   Portfolio - NQ

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)
                 (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY
                      NET ASSETS OF THE VARIABLE ACCOUNT)



   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   American Century                12.501318           14.525483        16.19%                    0         1999
   Variable Portfolios,            10.000000           12.501318        25.01%                    0         1998
   Inc. - American Century
   VP Income & Growth - Q

   American Century                12.501318           14.525483        16.19%                    0         1999
   Variable Portfolios,            10.000000           12.501318        25.01%                    0         1998
   Inc. - American Century
   VP Income & Growth - NQ

   American Century                12.048368           19.458849        61.51%                    0         1999
   Variable Portfolios,            10.000000           12.048368        20.48%                    0         1998
   Inc. - American Century
   VP International - Q

   American Century                12.048368           19.458849        61.51%                  175         1999
   Variable Portfolios,            10.000000           12.048368        20.48%                    0         1998
   Inc. - American Century
   VP International - NQ

   American Century                11.267010           10.998104        -2.39%                    0         1999
   Variable Portfolios,            10.000000           11.267010        12.67%                    0         1998
   Inc. - American Century
   VP Value - Q

   American Century                11.267010           10.998104        -2.39%                    0         1999
   Variable Portfolios,            10.000000           11.267010        12.67%                    0         1998
   Inc. - American Century
   VP Value - NQ

   Dreyfus Investment              10.000000           12.878387        28.78%                    0         1999
   Portfolios - European
   Equity Portfolio - Q

   Dreyfus Investment              10.000000           12.878387        28.78%                    0         1999
   Portfolios - European
   Equity Portfolio - NQ


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   The Dreyfus Socially            12.770419           16.354471        28.07%                    0         1999
   Responsible Growth              10.000000           12.770419        27.70%                    0         1998
   Fund, Inc. - Q

   The Dreyfus Socially            12.770419           16.354471        28.07%                    0         1999
   Responsible Growth              10.000000           12.770419        27.70%                    0         1998
   Fund, Inc. - NQ

   Dreyfus Stock Index             12.450128           14.782794        18.74%                    0         1999
   Fund, Inc. - Q                  10.000000           12.450128        24.50%                    0         1998

   Dreyfus Stock Index             12.450128           14.782794        18.74%                  762         1999
   Fund, Inc. - NQ                 10.000000           12.450128        24.50%                    0         1998

   Dreyfus Variable                12.375935           13.580004         9.73%                    0         1999
   Investment Fund                 10.000000           12.375935        23.76%                    0         1998
   -Appreciation Portfolio
   - Q(1)

   Dreyfus Variable                12.375935           13.580004         9.73%                  337         1999
   Investment Fund                 10.000000           12.375935        23.76%                    0         1998
   -Appreciation Portfolio
   - NQ(1)

   Federated Insurance             10.000000            9.767363        -2.33%                    0         1999
   Series - Federated
   Quality Bond Fund II - Q

   Federated Insurance             10.000000            9.767363        -2.33%                    0         1999
   Series - Federated
   Quality Bond Fund II -
   NQ

   Fidelity VIP                    11.796399           12.339995         4.61%                    0         1999
   Equity-Income                   10.000000           11.796399        17.96%                    0         1998
   Portfolio: Service
   Class - Q

   Fidelity VIP                    11.796399           12.339995         4.61%                3,242         1999
   Equity-Income                   10.000000           11.796399        17.96%                    0         1998
   Portfolio: Service
   Class - NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Fidelity VIP Growth             12.899854           17.435504        35.16%                    0         1999
   Portfolio: Service              10.000000           12.899854        29.00%                    0         1998
   Class - Q

   Fidelity VIP Growth             12.899854           17.435504        35.16%                  276         1999
   Portfolio: Service              10.000000           12.899854        29.00%                    0         1998
   Class - NQ

   Fidelity VIP High               10.518622           11.191773         6.40%                    0         1999
   Income Portfolio:               10.000000           10.518622         5.19%                    0         1998
   Service Class - Q

   Fidelity VIP High               10.518622           11.191773         6.40%                  718         1999
   Income Portfolio:               10.000000           10.518622         5.19%                    0         1998
   Service Class - NQ

   Fidelity VIP Overseas           12.173522           17.074312        40.26%                    0         1999
   Portfolio: Service              10.000000           12.173522        21.74%                    0         1998
   Class - Q

   Fidelity VIP Overseas           12.173522           17.074312        40.26%                  190         1999
   Portfolio: Service              10.000000           12.173522        21.74%                    0         1998
   Class - NQ

   Fidelity VIP II                 12.782661           15.623458        22.22%                3,468         1999
   Contrafund(R) Portfolio:        10.000000           12.782661        27.83%                    0         1998
   Service Class -Q

   Fidelity VIP II                 12.782661           15.623458        22.22%                  873         1999
   Contrafund(R) Portfolio:        10.000000           12.782661        27.83%                    0         1998
   Service Class -NQ

   Fidelity VIP III Growth         12.295562           12.611273         2.57%                3,871         1999
   Opportunities                   10.000000           12.295562        22.96%                    0         1998
   Portfolio: Service
   Class - Q

   Fidelity VIP III Growth         12.295562           12.611273         2.57%                    0         1999
   Opportunities                   10.000000           12.295562        22.96%                    0         1998
   Portfolio: Service
   Class - NQ

   NSAT Capital                    12.425504           12.756184         2.66%                3,775         1999
   Appreciation Fund - Q           10.000000           12.425504        24.26%                    0         1998


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Capital                    12.425504           12.756184         2.66%                1,555         1999
   Appreciation Fund - NQ          10.000000           12.425504        24.26%                    0         1998

   NSAT Government Bond             9.841878            9.461864        -3.86%                    0         1999
   Fund - Q                        10.000000            9.841878        -1.58%                    0         1998

   NSAT Government Bond             9.841878            9.461864        -3.86%                    0         1999
   Fund - NQ                       10.000000            9.841878        -1.58%                    0         1998

   NSAT Money Market Fund          10.084183           10.409189         3.22%                    0         1999
   - Q*                            10.000000           10.084183         0.84%                    0         1998

   NSAT Money Market Fund          10.084183           10.409189         3.22%                    0         1999
   - NQ*                           10.000000           10.084183         0.84%                    0         1998

   NSAT Total Return Fund          11.979709           12.612898         5.29%                3,921         1999
   - Q                             10.000000           11.979709        19.80%                    0         1998

   NSAT Total Return Fund          11.979709           12.612898         5.29%                    0         1999
   - NQ                            10.000000           11.979709        19.80%                    0         1998

   NSAT Nationwide                 10.665345           10.591234        -0.69%                    0         1999
   Balanced Fund - Q               10.000000           10.665345         6.65%                    0         1998

   NSAT Nationwide                 10.665345           10.591234        -0.69%                    0         1999
   Balanced Fund - NQ              10.000000           10.665345         6.65%                    0         1998

   NSAT Nationwide Equity          11.832846           13.803577        16.65%                    0         1999
   Income Fund - Q                 10.000000           11.832846        18.33%                    0         1998

   NSAT Nationwide Equity          11.832846           13.803577        16.65%                    0         1999
   Income Fund - NQ                10.000000           11.832846        18.33%                    0         1998

   NSAT Nationwide Global          12.198407           14.762540        21.02%                2,000         1999
   50 Fund - Q(1)                  10.000000           12.198407        21.98%                    0         1998

   NSAT Nationwide Global          12.198407           14.762540        21.02%                    0         1999
   50 Fund - NQ(1)                 10.000000           12.198407        21.98%                    0         1998

(1)  Formerly, NSAT Nationwide Global Equity Fund.
* The 7 day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.82%.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Nationwide High            10.328064           10.492359         1.59%                    0         1999
   Income Bond Fund - Q            10.000000           10.328064         3.28%                    0         1998

   NSAT Nationwide High            10.328064           10.492359         1.59%                    0         1999
   Income Bond Fund - NQ           10.000000           10.328064         3.28%                    0         1998

   NSAT Nationwide Mid Cap         12.239965           14.571500        19.05%                    0         1999
   Index Fund - Q(1)               10.000000           12.239965        22.40%                    0         1998

   NSAT Nationwide Mid Cap         12.239965           14.571500        19.05%                    0         1999
   Index Fund - NQ(1)              10.000000           12.239965        22.40%                    0         1998

   NSAT Nationwide Multi           10.234182           10.232296        -0.02%                    0         1999
   Sector Bond Fund - Q            10.000000           10.234182         2.34%                    0         1998

   NSAT Nationwide Multi           10.234182           10.232296        -0.02%                    0         1999
   Sector Bond Fund - NQ           10.000000           10.234182         2.34%                    0         1998

   NSAT Nationwide Small           10.000000           20.290923       102.91%                    0         1999
   Cap Growth Fund - Q(2)

   NSAT Nationwide Small           10.000000           20.290923       102.91%                    0         1999
   Cap Growth Fund - NQ(2)

   NSAT Nationwide Small           12.949678           16.298055        25.86%                    0         1999
   Cap Value Fund - Q              10.000000           12.949678        29.50%                    0         1998

   NSAT Nationwide Small           12.949678           16.298055        25.86%                    0         1999
   Cap Value Fund - NQ             10.000000           12.949678        29.50%                    0         1998

   NSAT Nationwide Small           12.109325           17.169820        41.79%                    0         1999
   Company Fund - Q                10.000000           12.109325        21.09%                    0         1998

(1)  Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(2)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Nationwide Small           12.109325           17.169820        41.79%                    0         1999
   Company Fund - NQ               10.000000           12.109325        21.09%                    0         1998

   NSAT Nationwide                 12.654379           23.017640        81.89%                    0         1999
   Strategic Growth Fund - Q       10.000000           12.654379        26.54%                    0         1998

   NSAT Nationwide                 12.654379           23.017640        81.89%                    0         1999
   Strategic Growth Fund - NQ      10.000000           12.654379        26.54%                    0         1998

   NSAT Nationwide                 13.013916           12.418826        -4.57%                    0         1999
   Strategic Value Fund - Q        10.000000           13.013916        30.14%                    0         1998

   NSAT Nationwide                 13.013916           12.418826        -4.57%                    0         1999
   Strategic Value Fund - NQ       10.000000           13.013916        30.14%                    0         1998

   Neuberger Berman AMT            12.872425           14.565469        13.15%                    0         1999
   Guardian Portfolio - Q          10.000000           12.872425        28.72%                    0         1998

   Neuberger Berman AMT            12.872425           14.565469        13.15%                1,377         1999
   Guardian Portfolio - NQ         10.000000           12.872425        28.72%                    0         1998

   Neuberger Berman AMT            14.062035           21.304943        51.51%                    0         1999
   Mid-Cap Growth                  10.000000           14.062035        40.62%                    0         1998
   Portfolio - Q

   Neuberger Berman AMT            14.062035           21.304943        51.51%                  235         1999
   Mid-Cap Growth                  10.000000           14.062035        40.62%                    0         1998
   Portfolio - NQ

   Neuberger Berman AMT            11.844579           12.520433         5.71%                    0         1999
   Partners Portfolio - Q          10.000000           11.844579        18.45%                    0         1998


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Neuberger Berman AMT            11.844579           12.520433         5.71%                    0         1999
   Partners Portfolio - NQ         10.000000           11.844579        18.45%                    0         1998

   Oppenheimer Variable            13.176875           23.819210        80.77%                    0         1999
   Account Funds -                 10.000000           13.176875        31.77%                    0         1998
   Oppenheimer Aggressive
   Growth Fund/VA - Q(1)

   Oppenheimer Variable            13.176875           23.819210        80.77%                  144         1999
   Account Funds -                 10.000000           13.176875        31.77%                    0         1998
   Oppenheimer Aggressive
   Growth Fund/VA - NQ(1)

   Oppenheimer Variable            13.230001           18.450922        39.46%                    0         1999
   Account Funds -                 10.000000           13.230001        32.30%                    0         1998
   Oppenheimer Capital
   Appreciation Fund/VA - Q(2)

   Oppenheimer Variable            13.230001           18.450922        39.46%                    0         1999
   Account Funds -                 10.000000           13.230001        32.30%                    0         1998
   Oppenheimer Capital
   Appreciation Fund/VA - NQ(2)

   Oppenheimer Variable            12.326652           14.770155        19.82%                3,469         1999
   Account Funds -                 10.000000           12.326652        23.27%                    0         1998
   Oppenheimer Main Street
   Growth & Income Fund/VA
   - Q(3)

   Oppenheimer Variable            12.326652           14.770155        19.82%                    0         1999
   Account Funds -                 10.000000           12.326652        23.27%                    0         1998
   Oppenheimer Main Street
   Growth & Income Fund/VA
   - NQ(3)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   The Universal                   11.382564           14.498248        27.37%                    0         1999
   Institutional Funds,            10.000000           11.382564        13.83%                    0         1998
   Inc. - Emerging Markets
   Debt Portfolio - Q(1)

   The Universal                   11.382564           14.498248        27.37%                    0         1999
   Institutional Funds,            10.000000           11.382564        13.83%                    0         1998
   Inc. - Emerging Markets
   Debt Portfolio - NQ(1)

   Van Eck Worldwide               12.619986           24.884920        97.19%                    0         1999
   Insurance Trust -               10.000000           12.619986        26.20%                    0         1998
   Worldwide Emerging
   Markets Fund - Q

   Van Eck Worldwide               12.619986           24.884920        97.19%                    0         1999
   Insurance Trust -               10.000000           12.619986        26.20%                    0         1998
   Worldwide Emerging
   Markets Fund - NQ

   Van Eck Worldwide                9.907247           11.802251        19.13%                    0         1999
   Insurance Trust -               10.000000            9.907247        -0.93%                    0         1998
   Worldwide Hard Assets
   Fund - Q

   Van Eck Worldwide                9.907247           11.802251        19.13%                    0         1999
   Insurance Trust -               10.000000            9.907247        -0.93%                    0         1998
   Worldwide Hard Assets
   Fund - NQ

   Van Kampen Life                 10.399504            9.893020        -4.87%                    0         1999
   Investment Trust -              10.000000           10.399504         4.00%                    0         1998
   Morgan Stanley Real
   Estate Securities
   Portfolio - Q

   Van Kampen Life                 10.399504            9.893020        -4.87%                    0         1999
   Investment Trust -              10.000000           10.399504         4.00%                    0         1998
   Morgan Stanley Real
   Estate Securities
   Portfolio - NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Warburg Pincus Trust -          12.824482           20.643272        60.97%                    0         1999
   Global Post-Venture             10.000000           12.824482        28.24%                    0         1998
   Capital Portfolio - Q(1)

   Warburg Pincus Trust -          12.824482           20.643272        60.97%                    0         1999
   Global Post-Venture             10.000000           12.824482        28.24%                    0         1998
   Capital Portfolio - NQ(1)

   Warburg Pincus Trust -          11.538849           17.430313        51.06%                    0         1999
   International Equity            10.000000           12.824482        28.24%                    0         1998
   Portfolio - Q

   Warburg Pincus Trust -          11.538849           17.430313        51.06%                    0         1999
   International Equity            10.000000           11.538849        15.39%                    0         1998
   Portfolio - NQ

   Warburg Pincus Trust -          11.882597           12.428801         4.60%                    0         1999
   Value Portfolio - Q(2)          10.000000           11.882597        18.83%                    0         1998

   Warburg Pincus Trust -          11.882597           12.428801         4.60%                  366         1999
   Value Portfolio - NQ(2)         10.000000           11.882597        18.83%                    0         1998

(1)  Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account effective May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)
                 (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY
                      NET ASSETS OF THE VARIABLE ACCOUNT)



   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   American Century                12.498159           14.507084        16.07%                    0         1999
   Variable Portfolios,            10.000000           12.498159        24.98%                    0         1998
   Inc. - American Century
   VP Income & Growth - Q

   American Century                12.498159           14.507084        16.07%                3,086         1999
   Variable Portfolios,            10.000000           12.498159        24.98%                    0         1998
   Inc. - American Century
   VP Income & Growth - NQ

   American Century                12.045328           19.434239        61.34%                    0         1999
   Variable Portfolios,            10.000000           12.045328        20.45%                    0         1998
   Inc. - American Century
   VP International - Q


   American Century                12.045328           19.434239        61.34%                  445         1999
   Variable Portfolios,            10.000000           12.045328        20.45%                    0         1998
   Inc. - American Century
   VP International - NQ

   American Century                11.264161           10.984159        -2.49%                  145         1999
   Variable Portfolios,            10.000000           11.264161        12.64%                    0         1998
   Inc. - American Century
   VP Value - Q

   American Century                11.264161           10.984159        -2.49%                    0         1999
   Variable Portfolios,            10.000000           11.264161        12.64%                    0         1998
   Inc. - American Century
   VP Value - NQ

   Dreyfus Investment              10.000000           12.874994        28.75%                    0         1999
   Portfolios - European
   Equity Portfolio - Q

   Dreyfus Investment              10.000000           12.874994        28.75%                    0         1999
   Portfolios - European
   Equity Portfolio - NQ


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   The Dreyfus Socially            12.767196           16.333747        27.94%                6,411         1999
   Responsible Growth              10.000000           12.767196        27.67%                    0         1998
   Fund, Inc. - Q

   The Dreyfus Socially            12.767196           16.333747        27.94%                  437         1999
   Responsible Growth              10.000000           12.767196        27.67%                    0         1998
   Fund, Inc. - NQ

   Dreyfus Stock Index             12.446981           14.764046        18.62%                  473         1999
   Fund, Inc. - Q                  10.000000           12.446981        24.47%                    0         1998

   Dreyfus Stock Index             12.446981           14.764046        18.62%                3,075         1999
   Fund, Inc. - NQ                 10.000000           12.446981        24.47%                    0         1998

   Dreyfus Variable                12.372807           13.562791         9.62%                    0         1999
   Investment Fund                 10.000000           12.372807        23.73%                    0         1998
   -Appreciation Portfolio
   - Q(1)

   Dreyfus Variable                12.372807           13.562791         9.62%                  158         1999
   Investment Fund                 10.000000           12.372807        23.73%                    0         1998
   -Appreciation Portfolio
   - NQ(1)

   Federated Insurance             10.000000            9.760781        -2.39%                    0         1999
   Series - Federated
   Quality Bond Fund II - Q

   Federated Insurance             10.000000            9.760781        -2.39%                  594         1999
   Series - Federated
   Quality Bond Fund II -
   NQ

   Fidelity VIP                    11.793413           12.324339         4.50%                3,415         1999
   Equity-Income                   10.000000           11.793413        17.93%                    0         1998
   Portfolio: Service
   Class - Q

   Fidelity VIP                    11.793413           12.324339         4.50%                2,428         1999
   Equity-Income                   10.000000           11.793413        17.93%                    0         1998
   Portfolio: Service
   Class - NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Fidelity VIP Growth             12.896602           17.413426        35.02%               15,705         1999
   Portfolio: Service              10.000000           12.896602        28.97%                    0         1998
   Class - Q

   Fidelity VIP Growth             12.896602           17.413426        35.02%               27,331         1999
   Portfolio: Service              10.000000           12.896602        28.97%                    0         1998
   Class - NQ

   Fidelity VIP High               10.515966           11.177582         6.29%                    0         1999
   Income Portfolio:               10.0000000          10.515966         5.16%                    0         1998
   Service Class - Q

   Fidelity VIP High               10.515966           11.177582         6.29%                  356         1999
   Income Portfolio:               10.0000000          10.515966         5.16%                    0         1998
   Service Class - NQ

   Fidelity VIP Overseas           12.170445           17.052691        40.12%                    0         1999
   Portfolio: Service              10.000000           12.170445        21.70%                    0         1998
   Class - Q

   Fidelity VIP Overseas           12.170445           17.052691        40.12%                  260         1999
   Portfolio: Service              10.000000           12.170445        21.70%                    0         1998
   Class - NQ

   Fidelity VIP II                 12.779434           15.603664        22.10%                  456         1999
   Contrafund(R) Portfolio:        10.000000           12.779434        27.79%                    0         1998
   Service Class - Q

   Fidelity VIP II                 12.779434           15.603664        22.10%                9,997         1999
   Contrafund(R) Portfolio:        10.000000           12.779434        27.79%                    0         1998
   Service Class - NQ

   Fidelity VIP III Growth         12.292450           12.595275         2.46%                    0         1999
   Opportunities                   10.000000           12.292450        22.92%                    0         1998
   Portfolio: Service
   Class - Q

   Fidelity VIP III Growth         12.292450           12.595275         2.46%                    0         1999
   Opportunities                   10.000000           12.292450        22.92%                    0         1998
   Portfolio: Service
   Class - NQ

   NSAT Capital                    12.422359           12.740010         2.56%                8,062         1999
   Appreciation Fund - Q           10.000000           12.422359        24.22%                    0         1998


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Capital                    12.422359           12.740010         2.56%               10,918         1999
   Appreciation Fund - NQ          10.000000           12.422359        24.22%                    0         1998

   NSAT Government Bond             9.839387            9.449856        -3.96%                1,188         1999
   Fund - Q                        10.000000            9.839387        -1.61%                    0         1998

   NSAT Government Bond             9.839387            9.449856        -3.96%                    0         1999
   Fund - NQ                       10.000000            9.839387        -1.61%                    0         1998

   NSAT Money Market Fund          10.081601           10.395950         3.12%                    0         1999
   - Q*                            10.000000           10.081601         0.82%                    0         1998

   NSAT Money Market Fund          10.081601           10.395950         3.12%                7,486         1999
   - NQ*                           10.000000           10.081601         0.82%                    0         1998

   NSAT Total Return Fund          11.976682           12.596911         5.18%                    0         1999
   - Q                             10.000000           11.976682        19.77%                    0         1998

   NSAT Total Return Fund          11.976682           12.596911         5.18%                    0         1999
   - NQ                            10.000000           11.976682        19.77%                    0         1998

   NSAT Nationwide                 10.662651           10.577794        -0.80%                1,116         1999
   Balanced Fund - Q               10.000000           10.662651         6.63%                    0         1998

   NSAT Nationwide                 10.662651           10.577794        -0.80%                    0         1999
   Balanced Fund - NQ              10.000000           10.662651         6.63%                    0         1998

   NSAT Nationwide Equity          11.829858           13.786084        16.54%                    0         1999
   Income Fund - Q                 10.000000           11.829858        18.30%                    0         1998

   NSAT Nationwide Equity          11.829858           13.786084        16.54%                    0         1999
   Income Fund - NQ                10.000000           11.829858        18.30%                    0         1998

   NSAT Nationwide Global          12.195325           14.743816        20.90%                    0         1999
   50 Fund - Q(1)                  10.000000           12.195325        21.95%                    0         1998

   NSAT Nationwide Global          12.195325           14.743816        20.90%                    0         1999
   50 Fund - NQ(1)                 10.000000           12.195325        21.95%                    0         1998

(1)  Formerly, NSAT Nationwide Global Equity Fund.
* The 7 day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.72%.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Nationwide High            10.325454           10.479056         1.49%                    0         1999
   Income Bond Fund - Q            10.000000           10.325454         3.25%                    0         1998

   NSAT Nationwide High            10.325454           10.479056         1.49%                    0         1999
   Income Bond Fund - NQ           10.000000           10.325454         3.25%                    0         1998

   NSAT Nationwide Mid Cap         12.236869           14.553031        18.93%                  120         1999
   Index Fund - Q(1)               10.000000           12.236869        22.37%                    0         1998

   NSAT Nationwide Mid Cap         12.236869           14.553031        18.93%                    0         1999
   Index Fund - NQ(1)              10.000000           12.236869        22.37%                    0         1998

   NSAT Nationwide Multi           10.231592           10.219313        -0.12%                    0         1999
   Sector Bond Fund - Q            10.000000           10.231592         2.32%                    0         1998

   NSAT Nationwide Multi           10.231592           10.219313        -0.12%                    0         1999
   Sector Bond Fund - NQ           10.000000           10.231592         2.32%                    0         1998

   NSAT Nationwide Small           10.000000           20.277316       102.77%                    0         1999
   Cap Growth Fund - Q(2)

   NSAT Nationwide Small           10.000000           20.277316       102.77%                    0         1999
   Cap Growth Fund - NQ(2)

   NSAT Nationwide Small           12.946409           16.277398        25.73%                    0         1999
   Cap Value Fund - Q              10.000000           12.946409        29.46%                    0         1998

   NSAT Nationwide Small           12.946409           16.277398        25.73%                    0         1999
   Cap Value Fund - NQ             10.000000           12.946409        29.46%                    0         1998

   NSAT Nationwide Small           12.106268           17.148084        41.65%                    0         1999
   Company Fund - Q                10.000000           12.106268        21.06%                    0         1998

(1)  Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(2)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Nationwide Small           12.106268           17.148084        41.65%                    0         1999
   Company Fund - NQ               10.000000           12.106268        21.06%                    0         1998

   NSAT Nationwide                 12.651185           22.988509        81.71%                    0         1999
   Strategic Growth Fund - Q       10.000000           12.651185        26.51%                    0         1998

   NSAT Nationwide                 12.651185           22.988509        81.71%                    0         1999
   Strategic Growth Fund - NQ      10.000000           12.651185        26.51%                    0         1998

   NSAT Nationwide                 13.010627           12.403079        -4.67%                    0         1999
   Strategic Value Fund - Q        10.000000           13.010627        30.11%                    0         1998

   NSAT Nationwide                 13.010627           12.403079        -4.67%                    0         1999
   Strategic Value Fund - NQ       10.000000           13.010627        30.11%                    0         1998

   Neuberger Berman AMT            12.869170           14.547000        13.04%                    0         1999
   Guardian Portfolio - Q          10.000000           12.869170        28.69%                    0         1998

   Neuberger Berman AMT            12.869170           14.547000        13.04%                  156         1999
   Guardian Portfolio - NQ         10.000000           12.869170        28.69%                    0         1998

   Neuberger Berman AMT            14.058496           21.277954        51.35%                    0         1999
   Mid-Cap Growth                  10.000000           14.058496        40.58%                    0         1998
   Portfolio - Q

   Neuberger Berman AMT            14.058496           21.277954        51.35%                    0         1999
   Mid-Cap Growth                  10.000000           14.058496        40.58%                    0         1998
   Portfolio - NQ

   Neuberger Berman AMT            11.841583           12.504542         5.60%                    0         1999
   Partners Portfolio - Q          10.000000           11.841583        18.42%                    0         1998


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Neuberger Berman AMT            11.841583           12.504542         5.60%                  571         1999
   Partners Portfolio - NQ         10.000000           11.841583        18.42%                    0         1998

   Oppenheimer Variable            13.173548           23.789077        80.58%                2,285         1999
   Account Funds -                 10.000000           13.173548        31.74%                    0         1998
   Oppenheimer Aggressive
   Growth Fund/VA - Q(1)

   Oppenheimer Variable            13.173548           23.789077        80.58%                  205         1999
   Account Funds -                 10.000000           13.173548        31.74%                    0         1998
   Oppenheimer Aggressive
   Growth Fund/VA - NQ(1)

   Oppenheimer Variable            13.226671           18.427568        39.32%                    0         1999
   Account Funds -                 10.000000           13.226671        32.27%                    0         1998
   Oppenheimer Capital
   Appreciation Fund/VA - Q(2)

   Oppenheimer Variable            13.226671           18.427568        39.32%                  922         1999
   Account Funds -                 10.000000           13.226671        32.27%                    0         1998
   Oppenheimer Capital
   Appreciation Fund/VA - NQ(2)

   Oppenheimer Variable            12.323541           14.751442        19.70%               17,693         1999
   Account Funds -                 10.000000           12.323541        23.24%                    0         1998
   Oppenheimer Main Street
   Growth & Income Fund/VA
   - Q(3)

   Oppenheimer Variable            12.323541           14.751442        19.70%                  816         1999
   Account Funds -                 10.000000           12.323541        23.24%                    0         1998
   Oppenheimer Main Street
   Growth & Income Fund/VA
   - NQ(3)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   The Universal                   11.379681           14.479873        24.24%                  388         1999
   Institutional Funds,            10.000000           11.379681        13.80%                    0         1998
   Inc. - Emerging Markets
   Debt Portfolio - Q(1)

   The Universal                   11.379681           14.479873        24.24%                    0         1999
   Institutional Funds,            10.000000           11.379681        13.80%                    0         1998
   Inc. - Emerging Markets
   Debt Portfolio - NQ(1)

   Van Eck Worldwide               12.616797           24.853443        96.99%                    0         1999
   Insurance Trust -               10.000000           12.616797        26.17%                    0         1998
   Worldwide Emerging
   Markets Fund - Q

   Van Eck Worldwide               12.616797           24.853443        96.99%                    0         1999
   Insurance Trust -               10.000000           12.616797        26.17%                    0         1998
   Worldwide Emerging
   Markets Fund - NQ

   Van Eck Worldwide                9.904737           11.787279        19.01%                    0         1999
   Insurance Trust -               10.000000            9.904737        -0.95%                    0         1998
   Worldwide Hard Assets
   Fund - Q

   Van Eck Worldwide                9.904737           11.787279        19.01%                    0         1999
   Insurance Trust -               10.000000            9.904737        -0.95%                    0         1998
   Worldwide Hard Assets
   Fund - NQ

   Van Kampen Life                 10.396873            9.880471        -4.97%                    0         1999
   Investment Trust -              10.000000           10.396873         3.97%                    0         1998
   Morgan Stanley Real
   Estate Securities
   Portfolio - Q

   Van Kampen Life                 10.396873            9.880471        -4.97%                    0         1999
   Investment Trust -              10.000000           10.396873         3.97%                    0         1998
   Morgan Stanley Real
   Estate Securities
   Portfolio - NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Warburg Pincus Trust -          12.821248           20.617144        60.80%                    0         1999
   Global Post-Venture             10.000000           12.821248        28.21%                    0         1998
   Capital Portfolio - NQ(1)

   Warburg Pincus Trust -          12.821248           20.617144        60.80%                    0         1999
   Global Post-Venture             10.000000           12.821248        28.21%                    0         1998
   Capital Portfolio - NQ(1)

   Warburg Pincus Trust -          11.535935           17.408242        50.90%                    0         1999
   International Equity            10.000000           11.535935        15.36%                    0         1998
   Portfolio - Q

   Warburg Pincus Trust -          11.535935           17.408242        50.90%                    0         1999
   International Equity            10.000000           11.535935        15.36%                    0         1998
   Portfolio - NQ

   Warburg Pincus Trust -          11.879593           12.413046         4.49%                    0         1999
   Value Portfolio - Q(2)          10.000000           11.879593        18.80%                    0         1998

   Warburg Pincus Trust -          11.879593           12.413046         4.49%                    0         1999
   Value Portfolio - NQ(2)         10.000000           11.879593        18.80%                    0         1998

(1)  Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account effective May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

               OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)(KEY CHOICE)
              (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET
                        ASSETS OF THE VARIABLE ACCOUNT)



   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   American Century                12.498159           14.507084        16.07%                    0         1999
   Variable Portfolios,                                                                                     1998
   Inc. - American Century
   VP Income & Growth - Q

   American Century                12.498159           14.507084        16.07%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth - NQ

   American Century                12.045328           19.434239        61.34%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP International - Q

   American Century                12.045328           19.434239        61.34%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP International - NQ

   American Century                11.264161           10.984159        -2.49%                   40         1999
   Variable Portfolios,
   Inc. - American Century
   VP Value - Q

   American Century                11.264161           10.984159        -2.49%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP Value - NQ

   Dreyfus Variable                12.372807           13.562791         9.62%                    0         1999
   Investment Fund
   -Appreciation Portfolio
   - Q(1)

   Dreyfus Variable                12.372807           13.562791         9.62%                    0         1999
   Investment Fund
   -Appreciation Portfolio
   - NQ(1)

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Fidelity VIP Growth             12.896602           17.413426        35.02%                    0         1999
   Portfolio: Service
   Class - Q

   Fidelity VIP Growth             12.896602           17.413426        35.02%                    0         1999
   Portfolio: Service
   Class - NQ

   NSAT Money Market Fund          10.081601           10.395950         3.12%                    0         1999
   - Q*

   NSAT Money Market Fund          10.081601           10.395950         3.12%                1,267         1999
   - NQ*

   NSAT Nationwide Equity          11.829858           13.786084        16.54%                   32         1999
   Income Fund - Q

   NSAT Nationwide Equity          11.829858           13.786084        16.54%                  658         1999
   Income Fund - NQ

   NSAT Nationwide High            10.325454           10.479056         1.49%                    0         1999
   Income Bond Fund - Q

   NSAT Nationwide High            10.325454           10.479056         1.49%                  777         1999
   Income Bond Fund - NQ

   NSAT Nationwide Multi           10.231592           10.219313        -0.12%                    0         1999
   Sector Bond Fund - Q

   NSAT Nationwide Multi           10.231592           10.219313        -0.12%                  744         1999
   Sector Bond Fund - NQ

   NSAT Nationwide Small           12.106268           17.148084        41.65%                    0         1999
   Company Fund - Q

* The 7 day yield for the NSAT Money Market Fund as December 31, 1999 was
  3.72%.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Nationwide Small           12.106268           17.148084        41.65%                    0         1999
   Company Fund - NQ

   Neuberger Berman AMT            14.058496           21.277954        51.35%                   23         1999
   Mid-Cap Growth
   Portfolio - Q

   Neuberger Berman AMT            14.058496           21.277954        51.35%                    0         1999
   Mid-Cap Growth
   Portfolio - NQ

   Neuberger Berman AMT            11.841583           12.504542         5.60%                    0         1999
   Partners Portfolio - Q

   Neuberger Berman AMT            11.841583           12.504542         5.60%                    0         1999
   Partners Portfolio - NQ

   Oppenheimer Variable            13.173548           23.789077        80.58%                   21         1999
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA - Q(1)

   Oppenheimer Variable            13.173548           23.789077        80.58%                    0         1999
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA - NQ(1)

   Victory Variable                10.000000           10.037475         0.37%                    0         1999
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q

   Victory Variable                10.000000           10.037475         0.37%                1,948         1999
   Insurance Funds -
   Diversified Stock Fund:
   Class A - NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Victory Variable                10.000000            9.908553        -0.91%                    0         1999
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q

   Victory Variable                10.000000            9.908553        -0.91%                  750         1999
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - NQ

   Victory Variable                10.000000            9.874460        -1.26%                    0         1999
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q

   Victory Variable                10.000000            9.874460        -1.26%                  432         1999
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - NQ

   Warburg Pincus Trust -          12.821248           20.617144        60.80%                    0         1999
   Global Post-Venture
   Capital Portfolio - Q(1)

   Warburg Pincus Trust -          12.821248           20.617144        60.80%                    0         1999
   Global Post-Venture
   Capital Portfolio - NQ(1)

   Warburg Pincus Trust -          11.535935           17.408242        50.90%                    0         1999
   International Equity
   Portfolio - Q

   Warburg Pincus Trust -          11.535935           17.408242        50.90%                  531         1999
   International Equity
   Portfolio - NQ

(1)  Formerly, Warburg Pincus Trust -Post-Venture Capital Portfolio.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)
                 (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY
                       NET ASSETS OF THE VARIABLE ACCOUNT)


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   American Century                10.000000           10.894734         8.95%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth - Q

   American Century                10.000000           10.894734         8.95%                   68         1999
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth - NQ

   American Century                10.000000           15.314929        53.15%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP International - Q

   American Century                10.000000           15.314929        53.15%                   48         1999
   Variable Portfolios,
   Inc. - American Century
   VP International - NQ

   American Century                10.000000            8.780117       -12.20%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP Value - Q

   American Century                10.000000            8.780117       -12.20%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP Value - NQ

   Dreyfus Investment              10.000000           12.873298        28.73%                    0         1999
   Portfolios - European
   Equity Portfolio - Q

   Dreyfus Investment              10.000000           12.873298        28.73%                    0         1999
   Portfolios - European
   Equity Portfolio - NQ


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   The Dreyfus Socially            10.000000           11.868131        18.68%                    0         1999
   Responsible Growth
   Fund, Inc. - Q

   The Dreyfus Socially            10.000000           11.868131        18.68%                    0         1999
   Responsible Growth
   Fund, Inc. - NQ

   Dreyfus Stock Index             10.000000           10.794215         7.94%                2,481         1999
   Fund, Inc. - Q

   Dreyfus Stock Index             10.000000           10.794215         7.94%                  364         1999
   Fund, Inc. - NQ

   Dreyfus Variable                10.000000           10.184154         1.84%                    0         1999
   Investment Fund
   -Appreciation Portfolio
   - Q(1)

   Dreyfus Variable                10.000000           10.184154         1.84%                    0         1999
   Investment Fund -
   Appreciation Portfolio
   - NQ(1)

   Federated Insurance             10.000000            9.757496        -2.43%                    0         1999
   Series - Federated
   Quality Bond Fund II - Q

   Federated Insurance             10.000000            9.757496        -2.43%                    0         1999
   Series - Federated
   Quality Bond Fund II -
   NQ

   Fidelity VIP                    10.000000            9.309967        -6.90%                    0         1999
   Equity-Income
   Portfolio: Service
   Class - Q

   Fidelity VIP                    10.000000            9.309967        -6.90%                  413         1999
   Equity-Income
   Portfolio: Service
   Class - NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Fidelity VIP Growth             10.000000           12.322268        23.22%                4,617         1999
   Portfolio: Service
   Class - Q

   Fidelity VIP Growth             10.000000           12.322268        23.22%                  324         1999
   Portfolio: Service
   Class - NQ

   Fidelity VIP High               10.000000            9.672582        -3.27%                    0         1999
   Income Portfolio:
   Service Class - Q

   Fidelity VIP High               10.000000            9.672582        -3.27%                    0         1999
   Income Portfolio:
   Service Class - NQ

   Fidelity VIP Overseas           10.000000           13.058898        30.59%                    0         1999
   Portfolio: Service
   Class - Q

   Fidelity VIP Overseas           10.000000           13.058898        30.59%                  254         1999
   Portfolio: Service
   Class - NQ

   Fidelity VIP II                 10.000000           11.278366        12.78%                2,481         1999
   Contrafund(R) Portfolio:
   Service Class -Q

   Fidelity VIP II                 10.000000           11.278366        12.78%                  354         1999
   Contrafund(R) Portfolio:
   Service Class -NQ

   Fidelity VIP III Growth         10.000000            9.869824        -1.30%                    0         1999
   Opportunities
   Portfolio: Service
   Class - Q

   Fidelity VIP III Growth         10.000000            9.869824        -1.30%                   68         1999
   Opportunities
   Portfolio: Service
   Class - NQ

   NSAT Capital                    10.000000            9.707627        -2.92%                    0         1999
   Appreciation Fund - Q


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Capital                    10.000000            9.707627        -2.92%                   68         1999
   Appreciation Fund - NQ

   NSAT Government Bond            10.000000            9.735132        -2.65%                    0         1999
   Fund - Q

   NSAT Government Bond            10.000000            9.735132        -2.65%                    0         1999
   Fund - NQ

   NSAT Money Market Fund          10.000000           10.209430         2.09%                    0         1999
   - Q*

   NSAT Money Market Fund          10.000000           10.209430         2.09%                    0         1999
   - NQ*

   NSAT Total Return Fund          10.000000            9.851989        -1.48%                    0         1999
   - Q

   NSAT Total Return Fund          10.000000            9.851989        -1.48%                    0         1999
   - NQ

   NSAT Nationwide                 10.000000            9.481422        -5.19%                    0         1999
   Balanced Fund - Q

   NSAT Nationwide                 10.000000            9.481422        -5.19%                    0         1999
   Balanced Fund - NQ

   NSAT Nationwide Equity          10.000000           10.778958         7.79%                    0         1999
   Income Fund - Q

   NSAT Nationwide Equity          10.000000           10.778958         7.79%                    0         1999
   Income Fund - NQ

   NSAT Nationwide Global          10.000000           11.182210        11.82%                    0         1999
   50 Fund - Q(1)

   NSAT Nationwide Global          10.000000           11.182210        11.82%                    0         1999
   50 Fund - NQ(1)

(1)  Formerly, NSAT Nationwide Global Equity Fund.
* The 7 day yield for the NSAT Money Market Fund as of December 31, 1999 was
  3.67%


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Nationwide High            10.000000            9.676620        -3.23%                    0         1999
   Income Bond Fund - Q

   NSAT Nationwide High            10.000000            9.676620        -3.23%                    0         1999
   Income Bond Fund - NQ

   NSAT Nationwide Mid Cap         10.000000           11.447800        14.48%                    0         1999
   Index Fund - Q(1)

   NSAT Nationwide Mid Cap         10.000000           11.447800        14.48%                    0         1999
   Index Fund - NQ(1)

   NSAT Nationwide Multi           10.000000            9.897603        -1.02%                    0         1999
   Sector Bond Fund - Q

   NSAT Nationwide Multi           10.000000            9.897603        -1.02%                    0         1999
   Sector Bond Fund - NQ

   NSAT Nationwide Small           10.000000           20.270503       102.71%                    0         1999
   Cap Growth Fund - Q(2)

   NSAT Nationwide Small           10.000000           20.270503       102.71%                    0         1999
   Cap Growth Fund - NQ(2)

   NSAT Nationwide Small           10.000000           11.697140        16.97%                    0         1999
   Cap Value Fund - Q

   NSAT Nationwide Small           10.000000           11.697140        16.97%                    0         1999
   Cap Value Fund - NQ

   NSAT Nationwide Small           10.000000           14.124755        41.25%                    0         1999
   Company Fund - Q

(1)  Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(2)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   NSAT Nationwide Small           10.000000           14.124755        41.25%                  237         1999
   Company Fund - NQ

   NSAT Nationwide                 10.000000           14.658438        46.58%                    0         1999
   Strategic Growth Fund - Q

   NSAT Nationwide                 10.000000           14.658438        46.58%                    0         1999
   Strategic Growth Fund - NQ

   NSAT Nationwide                 10.000000            8.548175       -14.52%                    0         1999
   Strategic Value Fund - Q

   NSAT Nationwide                 10.000000            8.548175       -14.52%                    0         1999
   Strategic Value Fund - NQ

   Neuberger Berman AMT            10.000000            9.968645        -0.31%                    0         1999
   Guardian Portfolio - Q

   Neuberger Berman AMT            10.000000            9.968645        -0.31%                    0         1999
   Guardian Portfolio - NQ

   Neuberger Berman AMT            10.000000           15.264119        52.64%                    0         1999
   Mid-Cap Growth
   Portfolio - Q

   Neuberger Berman AMT            10.000000           15.264119        52.64%                    0         1999
   Mid-Cap Growth
   Portfolio - NQ

   Neuberger Berman AMT            10.000000            9.504551        -4.95%                    0         1999
   Partners Portfolio - Q


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Neuberger Berman AMT            10.000000            9.504551        -4.95%                    0         1999
   Partners Portfolio - NQ

   Oppenheimer Variable            10.000000           16.070617        60.71%                    0         1999
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA - Q(1)

   Oppenheimer Variable            10.000000           16.070617        60.71%                    0         1999
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA - NQ(1)

   Oppenheimer Variable            10.000000           12.759449        27.59%                    0         1999
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA - Q(2)

   Oppenheimer Variable            10.000000           12.759449        27.59%                    0         1999
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA - NQ(2)

   Oppenheimer Variable            10.000000           10.784586         7.85%                2,487         1999
   Account Funds -
   Oppenheimer Main Street
   Growth & Income Fund/VA
   - Q(3)

   Oppenheimer Variable            10.000000           10.784586         7.85%                    0         1999
   Account Funds -
   Oppenheimer Main Street
   Growth & Income Fund/VA
   - NQ(3)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   The Universal                   10.000000           11.210825        12.11%                    0         1999
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio - Q(1)

   The Universal                   10.000000           11.210825        12.11%                    0         1999
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio - NQ(1)

   Van Eck Worldwide               10.000000           15.596564        55.97%                    0         1999
   Insurance Trust -
   Worldwide Emerging
   Markets Fund - Q

   Van Eck Worldwide               10.000000           15.596564        55.97%                    0         1999
   Insurance Trust -
   Worldwide Emerging
   Markets Fund - NQ

   Van Eck Worldwide               10.000000            9.987144        -0.13%                    0         1999
   Insurance Trust -
   Worldwide Hard Assets
   Fund - Q

   Van Eck Worldwide               10.000000            9.987144        -0.13%                    0         1999
   Insurance Trust -
   Worldwide Hard Assets
   Fund - NQ

   Van Kampen Life                 10.000000            9.012565        -9.87%                    0         1999
   Investment Trust -
   Morgan Stanley Real
   Estate Securities
   Portfolio - Q

   Van Kampen Life                 10.000000            9.012565        -9.87%                    0         1999
   Investment Trust -
   Morgan Stanley Real
   Estate Securities
   Portfolio - NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


   UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION     PERCENT CHANGE     NUMBER OF         YEAR
                                 VALUE AT             UNIT VALUE AT    IN ACCUMULATION    ACCUMULATION
                                 BEGINNING OF         END OF PERIOD    UNIT VALUE         UNITS AT END
                                 PERIOD                                                   OF PERIOD
   Warburg Pincus Trust -          10.000000           15.621586        56.22%                    0         1999
   Global Post-Venture
   Capital Portfolio - Q(1)

   Warburg Pincus Trust -          10.000000           15.621586        56.22%                    0         1999
   Global Post-Venture
   Capital Portfolio - NQ(1)

   Warburg Pincus Trust -          10.000000           14.650223        46.50%                    0         1999
   International Equity
   Portfolio - Q

   Warburg Pincus Trust -          10.000000           14.650223        46.50%                    0         1999
   International Equity
   Portfolio - NQ

   Warburg Pincus Trust -          10.000000            9.340613        -6.59%                    0         1999
   Value Portfolio - Q(2)

   Warburg Pincus Trust -          10.000000            9.340613        -6.59%                    0         1999
   Value Portfolio - NQ(2)

(1)  Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account effective May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2000

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT- 9

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2000. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                         PAGE

     General Information and History........................................1
     Services...............................................................1
     Purchase of Securities Being Offered...................................2
     Underwriters...........................................................2
     Calculations of Performance............................................2
     Annuity Payments.......................................................3
     Financial Statements...................................................4

GENERAL INFORMATION AND HISTORY

Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. During the fiscal years ended December 31, 1999, 1998 and 1997, no underwriting commissions were paid by Nationwide to NISC.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT Money Market Fund's seven-day current unit value yield for the maximum number of options available as of December 31, 1999 (1.70%) was 3.67%. The NSAT Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT Money Market Fund. The NSAT Money Market Fund's seven-day effective yield for the maximum number of options available as of December 31, 1999 (1.70%) was 3.74% .

The NSAT Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of variable account charges of 1.55% which includes the optional 5% Enhanced Death Benefit and the Guaranteed Minimum Income Benefit Option 2. No deduction is made for premium taxes which may be assessed by certain states.

Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
      Contract Owners of Nationwide Variable Account-9:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000


--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1999


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         20,470,398 shares (cost $141,129,469) ...........................................................   $  163,763,182
      American Century VP - American Century VP International (ACVPInt)
         15,635,412 shares (cost $148,085,984) ...........................................................      195,442,653
      American Century VP - American Century VP Value (ACVPValue)
         6,446,407 shares (cost $41,615,144) .............................................................       38,356,121
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         4,265,200 shares (cost $141,396,097) ............................................................      166,641,352
      Dreyfus Stock Index Fund (DryStkIx)
         24,176,958 shares (cost $793,412,609) ...........................................................      929,604,033
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         4,147,534 shares (cost $150,423,775) ............................................................      165,362,188
      Dreyfus VIF - European Equities Fund (DryEuroEq)
         133,706 shares (cost $1,933,535) ................................................................        2,133,956
      Federated Insurance Series: Federated Quality Bond Fund II (FedQualBd)
         759,896 shares (cost $7,462,701) ................................................................        7,446,981
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         14,110,995 shares (cost $352,931,972) ...........................................................      362,088,135
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         11,101,677 shares (cost $493,273,277) ...........................................................      608,371,923
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         17,406,110 shares (cost $194,757,686) ...........................................................      196,340,922
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         3,376,287 shares (cost $81,315,398) .............................................................       92,442,726
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)
         14,598,621 shares (cost $348,059,935) ...........................................................      424,819,872
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         8,997,661 shares (cost $195,437,600) ............................................................      208,025,933
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         971,414 shares (cost $6,883,230) ................................................................        6,712,471
      Nationwide SAT - Balanced Fund (NSATBal)
         7,167,334 shares (cost $75,886,829) .............................................................       73,895,215
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         13,299,689 shares (cost $344,987,726) ...........................................................      341,934,999
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         1,987,264 shares (cost $22,714,475) .............................................................       26,887,677
      Nationwide SAT - Global Equity Fund (NSATGlobEq)
         2,671,214 shares (cost $31,808,533) .............................................................       37,103,163
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         22,403,002 shares (cost $256,706,042) ...........................................................      241,728,393
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         5,245,585 shares (cost $52,509,200) .............................................................       49,937,971
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         409,469,490 shares (cost $490,469,490) ..........................................................      409,469,490
      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         6,330,981 shares (cost $61,931,231) .............................................................       59,321,292




      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         1,196,560 shares (cost $13,198,495) .............................................................       14,741,624
      Nationwide SAT - Select Advisors Small Cap Growth Fund (NSATSmCapG)
         723,847 shares (cost $10,978,328) ...............................................................       14,252,550
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         7,095,348 shares (cost $71,255,676) .............................................................       68,966,784
      Nationwide SAT - Small Company Fund (NSATSmCo)
         4,613,567 shares (cost $85,795,793) .............................................................      102,052,097
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         4,272,208 shares (cost $67,679,805) .............................................................       87,323,924
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         1,517,643 shares (cost $14,938,847) .............................................................       14,281,023
      Nationwide SAT - Total Return Fund (NSATTotRe)
         27,127,557 shares (cost $503,344,518) ...........................................................      510,269,350
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         4,088,163 shares (cost $58,592,261) .............................................................       64,797,389
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         4,283,319 shares (cost $69,927,580) .............................................................      104,084,651
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         6,496,851 shares (cost $124,991,275) ............................................................      127,598,157
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
         1,789,956 shares (cost $109,187,224) ............................................................      147,331,319
      Oppenheimer VAF - Capital Appreciation Fund (OppCapAp)
         3,467,910 shares (cost $131,621,275) ............................................................      172,840,639
      Oppenheimer VAF - Main Street Growth & Income Fund (OppGrInc)
         5,749,471 shares (cost $125,186,474) ............................................................      141,609,480
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         2,431,635 shares (cost $28,640,364) .............................................................       34,675,121
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         618,705 shares (cost $6,514,021) ................................................................        6,781,006
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         1,709,941 shares (cost $23,106,619) .............................................................       21,151,964
      Victory VIF - Diversified Stock Fund - Class A (VVIFDStk)
         397,644 shares (cost $3,840,250) ................................................................        4,004,273
      Victory VIF - Investment Quality Bond Fund - Class A (VVIFIQBd)
         176,741 shares (cost $1,764,492) ................................................................        1,732,060
      Victory VIF - Small Company Opportunity Fund - Class A (VVIFSmCoOpp)
         138,498 shares (cost $1,359,342) ................................................................        1,371,129
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         1,549,407 shares (cost $18,232,245) .............................................................       18,422,453
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,535,079 shares (cost $38,270,810) .............................................................       42,335,823
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         1,121,991 shares (cost $16,592,355) .............................................................       21,609,550
                                                                                                            ---------------
            Total investments ............................................................................    6,530,063,014
   Accounts receivable ..................................................................................           103,046
                                                                                                            ---------------
            Total assets ................................................................................     6,530,166,060
Accounts payable ........................................................................................            -
                                                                                                            ---------------
Contract owners' equity (note 4) ........................................................................   $ 6,530,166,060
                                                                                                            ===============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                         Total                         ACVPincGr                ACVPint
                                            ------------------------------  ------------------------------   --------------
                                                 1999            1998            1999            1998            1999
                                            --------------  --------------  --------------  --------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $   67,063,331      20,037,926          13,740         220,567               -
  Mortality and expense risk charges
    (note 2).............................      (42,760,043)    (12,179,624)     (1,027,835)       (182,750)       (948,065)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment activity..............       24,303,288       7,858,302      (1,014,095)         37,817        (948,065)
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..    2,014,782,794     147,138,081       5,909,912         299,469     178,233,023
  Cost of mutual fund shares sold........   (1,929,367,144)   (151,277,931)     (4,451,364)       (260,801)   (156,687,528)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       85,415,650      (4,139,850)      1,458,548          38,668      21,545,495
  Change in unrealized gain (loss)
    on investments.......................      529,140,404     121,513,304      18,056,144       4,570,573      46,969,672
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      614,556,054     117,373,454      19,514,692       4,609,241      68,515,167
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............      115,192,705      27,066,537               -           9,256               -
                                            --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      754,052,047     152,298,293      18,500,597       4,656,314      67,567,102
                                            --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................    3,413,685,206   2,421,579,829      95,493,563      34,231,141      64,810,675
  Transfers between funds................                -               -       7,831,668       7,880,597      13,920,028
  Redemptions............................     (221,905,485)    (66,628,531)     (4,154,414)     (1,021,174)     (3,040,821)
  Annuity benefits ......................           (1,253)              -               -               -               -
  Contingent deferred sales charges
    (note 2).............................       (4,399,205)       (676,512)        (78,156)         (7,094)        (57,293)
  Adjustments to maintain reserves.......          (62,185)         38,184          (3,119)        (27,089)          3,134
                                            --------------  --------------  --------------  --------------   -------------
      Net equity transactions............    3,187,317,078   2,354,312,970      99,089,542      41,056,381      75,635,723
                                            --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    3,941,369,125   2,506,611,263     117,590,139      45,712,695     143,202,825
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................    2,588,796,935      82,185,672      46,170,274         457,579      52,242,163
                                            --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $6,530,166,060   2,588,796,935     163,760,413      46,170,274     195,444,988
                                            ==============  ==============  ==============  ==============   =============


                                              ACVPint                ACVPValue
                                           --------------  -------------------------------
                                               1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          26,394         227,207          28,096
  Mortality and expense risk charges
    (note 2).............................        (224,953)       (304,797)       (121,549)
                                           --------------  --------------  --------------
    Net investment activity..............        (198,559)        (77,590)        (93,453)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       2,580,905       8,457,761       1,595,103
  Cost of mutual fund shares sold........      (2,610,970)     (9,146,919)     (1,678,560)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..         (30,065)       (689,158)        (83,457)
  Change in unrealized gain (loss)
    on investments.......................         379,163      (3,132,639)       (147,770)
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......         349,098      (3,821,797)       (231,227)
                                           --------------  --------------  --------------
  Reinvested capital gains...............         270,951       2,152,580         335,441
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................         421,490      (1,746,807)         10,761
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      39,680,086      20,132,932      19,091,612
  Transfers between funds................      12,597,519        (324,126)      1,715,026
  Redemptions............................      (1,031,134)     (1,325,735)       (518,275)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (7,206)        (31,100)         (7,315)
  Adjustments to maintain reserves.......          31,510            (221)           (218)
                                           --------------  --------------  --------------
      Net equity transactions............      51,270,775      18,451,750      20,280,830
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      51,692,265      16,704,943      20,291,591
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         549,898      21,650,989       1,359,398
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....      52,242,163      38,355,932      21,650,989
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                       DrySRGro                        DryStkix                DryCapAp
                                           ------------------------------  ------------------------------   -------------
                                                 1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $       20,454          60,373       7,074,947       2,203,648         913,606
  Mortality and expense risk charges
    (note 2).............................        (874,709)       (164,380)     (5,915,703)     (1,335,082)     (1,156,439)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (854,255)       (104,007)      1,159,244         868,566        (242,833)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       2,652,981         777,497       8,929,302       3,532,880       8,292,952
  Cost of mutual fund shares sold........      (1,915,818)       (725,553)     (6,410,442)     (3,554,666)     (6,884,964)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..         737,163          51,944       2,518,860         (21,786)      1,407,988
  Change in unrealized gain (loss)
    on investments.......................      21,902,824       3,346,139     103,762,225      32,439,748       9,643,177
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      22,639,987       3,398,083     106,281,085      32,417,962      11,051,165
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............       5,506,089       1,392,227       6,286,659         435,046         612,835
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      27,291,821       4,686,303     113,726,988      33,721,574      11,421,167
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      88,613,989      29,765,433     474,442,086     242,868,858     101,641,759
  Transfers between funds................      15,489,812       4,305,104      54,840,182      34,854,129        (277,522)
  Redemptions............................      (3,496,257)       (803,449)    (24,356,262)     (6,057,535)     (4,721,764)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (62,705)         (4,582)       (501,167)        (83,383)       (112,549)
  Adjustments to maintain reserves.......            (233)             66             827          30,385          (1,052)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............     100,544,606      33,262,572     504,425,666     271,612,454      96,528,872
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     127,836,427      37,948,875     618,152,654     305,334,028     107,950,039
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      38,805,599         856,724     311,454,663       6,120,635      57,411,990
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  166,642,026      38,805,599     929,607,317     311,454,663     165,362,029
                                           ==============  ==============  ==============  ==============   =============

                                              DryCapAp                DryEuroEq
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         296,317           4,319               -
  Mortality and expense risk charges
    (note 2).............................        (191,312)         (2,462)              -
                                           --------------  --------------  --------------
    Net investment activity..............         105,005           1,857               -
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..         692,754         654,656               -
  Cost of mutual fund shares sold........        (632,372)       (537,831)              -
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..          60,382         116,825               -
  Change in unrealized gain (loss)
    on investments.......................       5,296,793         200,421               -
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......       5,357,175         317,246               -
                                           --------------  --------------  --------------
  Reinvested capital gains...............           1,464          20,286               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       5,463,644         339,389               -
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      37,281,447         526,129               -
  Transfers between funds................      14,756,161       1,278,795               -
  Redemptions............................        (999,653)        (10,356)              -
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (11,014)              -               -
  Adjustments to maintain reserves.......         (10,617)            (29)              -
                                           --------------  --------------  --------------
      Net equity transactions............      51,016,324       1,794,539               -
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      56,479,968       2,133,928               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         932,022               -               -
                                           --------------  --------------  --------------
Contract owners' equity end of period....      57,411,990       2,133,928               -
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                    FedQualBd                       FidVIPEIS                FidVIPGrS
                                          ------------------------------  ------------------------------   --------------
                                                1999            1998           1999              1998          1999
                                          --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................. $            -               -       3,121,196         217,564         246,130
  Mortality and expense risk charges
    (note 2).............................        (19,926)              -      (2,844,312)       (991,992)     (3,103,275)
                                          --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (19,926)              -         276,884        (774,428)     (2,857,145)
                                          --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..      1,076,139               -       6,544,933         628,613      26,416,695
  Cost of mutual fund shares sold........     (1,075,578)              -      (6,132,572)       (599,673)    (21,341,945)
                                          --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..            561               -         412,361          28,940       5,074,750
  Change in unrealized gain (loss)
    on investments.......................        (15,720)              -       1,517,647       7,558,663      98,493,324
                                          --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......        (15,159)              -       1,930,008       7,587,603     103,568,074
                                          --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............              -               -       6,899,485         774,271      15,475,451
                                          --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................        (35,085)              -       9,106,377       7,587,446     116,186,380
                                          --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      5,376,015               -     178,867,332     175,676,909     306,170,035
  Transfers between funds................      2,358,597               -      (7,116,225)     13,491,409      96,715,312
  Redemptions............................       (251,679)              -     (15,062,722)     (5,441,684)    (19,374,716)
  Annuity benefits ......................              -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (1,674)              -        (279,245)        (54,879)       (654,127)
  Adjustments to maintain reserves.......            757               -          (3,780)         (2,947)        (12,461)
                                          --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      7,482,016               -     156,405,360     183,668,808     382,844,043
                                          --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      7,446,931               -     165,511,737     191,256,254     499,030,423
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................              -               -     196,573,059       5,316,805     109,329,873
                                          --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $    7,446,931               -     362,084,796     196,573,059     608,360,296
                                          ==============  ==============  ==============  ==============   =============

                                            FidVIPGrS                FidVIPHIS
                                          --------------  ------------------------------
                                               1998             1999            1998
                                          --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         27,645       9,984,261         609,157
  Mortality and expense risk charges
    (note 2).............................       (414,288)     (1,459,555)       (546,399)
                                          --------------  --------------  --------------
    Net investment activity..............       (386,643)      8,524,706          62,758
                                          --------------  --------------  --------------

  Proceeds from mutual fund shares sold..      1,691,790      56,084,424       5,911,230
  Cost of mutual fund shares sold........     (1,783,855)    (63,235,509)     (7,053,926)
                                          --------------  --------------  --------------
    Realized gain (loss) on investments..        (92,065)     (7,151,085)     (1,142,696)
  Change in unrealized gain (loss)
    on investments.......................     16,582,085       7,299,162      (5,732,014)
                                          --------------  --------------  --------------
    Net gain (loss) on investments.......     16,490,020         148,077      (6,874,710)
                                          --------------  --------------  --------------
  Reinvested capital gains...............        723,135         373,243         387,069
                                          --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................     16,826,512       9,046,026      (6,424,883)
                                          --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     71,107,684      81,385,530     106,687,268
  Transfers between funds................     21,283,689      10,885,567       3,713,555
  Redemptions............................     (1,868,105)     (8,253,422)     (3,477,421)
  Annuity benefits ......................              -               -               -
  Contingent deferred sales charges
    (note 2).............................        (25,533)       (109,715)        (19,045)
  Adjustments to maintain reserves.......            198            (414)           (220)
                                          --------------  --------------  --------------
      Net equity transactions............     90,497,933      83,907,546     106,904,137
                                          --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    107,324,445      92,953,572     100,479,254
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      2,005,428     103,387,120       2,907,866
                                          --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....    109,329,873     196,340,692     103,387,120
                                          ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                       FidVIPOvS                      FidVIPConS             FidVIPGrOpS
                                           ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998             1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $      428,804          39,473         703,614          56,795       1,071,044
  Mortality and expense risk charges
    (note 2).............................        (466,539)       (125,886)     (2,565,841)       (530,641)     (1,576,394)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............         (37,735)        (86,413)     (1,862,227)       (473,846)       (505,350)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..     169,388,211       4,459,537       1,391,017         389,637      22,825,558
  Cost of mutual fund shares sold........    (158,069,751)     (4,576,878)     (1,110,585)       (408,471)    (20,001,471)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..      11,318,460        (117,341)        280,432         (18,834)      2,824,087
  Change in unrealized gain (loss)
    on investments.......................      10,631,802         489,713      58,793,652      17,909,633         700,174
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      21,950,262         372,372      59,074,084      17,890,799       3,524,261
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         691,619         116,340       5,159,836         417,852       2,093,404
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      22,604,146         402,299      62,371,693      17,834,805       5,112,315
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      31,661,483      21,535,431     210,779,869      95,817,883     111,530,050
  Transfers between funds................      13,663,206       3,800,935      32,806,150      13,757,369      (2,530,648)
  Redemptions............................      (1,724,410)       (383,762)     (9,615,920)     (2,362,374)     (6,562,117)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (34,214)         (3,534)       (187,997)        (32,976)       (125,543)
  Adjustments to maintain reserves.......          (5,141)            163          (1,122)        (59,196)          2,854
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      43,560,924      24,949,233     233,780,980     107,120,706     102,314,596
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      66,165,070      25,351,532     296,152,673     124,955,511     107,426,911
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      26,272,538         921,006     128,667,017       3,711,506     100,601,545
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $   92,437,608      26,272,538     424,819,690     128,667,017     208,028,456
                                           ==============  ==============  ==============  ==============   =============


                                             FidVIPGrOpS              MSEmMkt
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $      67,013         790,752         387,439
  Mortality and expense risk charges
    (note 2).............................        (458,675)        (47,240)        (21,405)
                                           --------------  --------------  --------------
    Net investment activity..............        (391,662)        743,512         366,034
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..         312,351       6,942,907       1,077,168
  Cost of mutual fund shares sold........        (318,329)     (7,221,261)     (1,547,782)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..          (5,978)       (278,354)       (470,614)
  Change in unrealized gain (loss)
    on investments.......................      11,843,161         798,575        (967,487)
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......      11,837,183         520,221      (1,438,101)
                                           --------------  --------------  --------------
  Reinvested capital gains...............         232,948               -               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      11,678,469       1,263,733      (1,072,067)
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      79,527,836       2,576,386       3,872,593
  Transfers between funds................       8,581,600        (170,498)        313,112
  Redemptions............................      (1,722,323)       (205,541)        (58,191)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (20,999)         (2,930)           (253)
  Adjustments to maintain reserves.......         (21,308)              4             (62)
                                           --------------  --------------  --------------
      Net equity transactions............      86,344,806       2,197,421       4,127,199
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      98,023,275       3,461,154       3,055,132
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       2,578,270       3,251,340         196,208
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  100,601,545       6,712,494       3,251,340
                                           ==============  ==============  ==============

                                                                     (continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                     NSATBal                        NSATCapAp                NSATEqInc
                                          ------------------------------  ------------------------------   -------------
                                              1999            1998             1999            1998            1999
                                          --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................. $    2,113,096         683,468       1,872,928         750,851          70,825
  Mortality and expense risk charges
    (note 2).............................       (578,114)       (176,388)     (2,766,087)       (789,249)       (190,451)
                                          --------------  --------------  --------------  --------------   -------------
    Net investment activity..............      1,534,982         507,080        (893,159)        (38,398)       (119,626)
                                          --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..        953,859         181,876      20,410,418       2,717,344         662,257
  Cost of mutual fund shares sold........       (907,065)       (178,647)    (17,291,814)     (2,728,836)       (533,418)
                                          --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..         46,794           3,229       3,118,604         (11,492)        128,839
  Change in unrealized gain (loss)
    on investments.......................     (2,325,487)        328,826     (18,009,623)     14,966,388       3,294,853
                                          --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......     (2,278,693)        332,055     (14,891,019)     14,954,896       3,423,692
                                          --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         10,762         115,971      22,036,681       5,341,096          10,580
                                          --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       (732,949)        955,106       6,252,503      20,257,594       3,314,646
                                          --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     40,680,546      33,253,731     186,868,647     150,374,491      10,827,322
  Transfers between funds................     (2,694,018)      4,913,679     (33,840,307)     25,963,419       1,031,331
  Redemptions............................     (2,544,229)       (833,930)    (12,585,838)     (3,752,392)     (1,057,143)
  Annuity benefits ......................              -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................        (32,122)         (8,225)       (275,367)        (30,248)        (20,478)
  Adjustments to maintain reserves.......         44,627             177         (12,885)         53,212             (31)
                                          --------------  --------------  --------------  --------------   -------------
      Net equity transactions............     35,454,804      37,325,432     140,154,250     172,608,482      10,781,001
                                          --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     34,721,855      38,280,538     146,406,753     192,866,076      14,095,647
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................     39,173,071         892,533     195,527,481       2,661,405      12,791,973
                                          --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $   73,894,926      39,173,071     341,934,234     195,527,481      26,887,620
                                          ==============  ==============  ==============  ==============   =============

                                            NSATEqInc                NSATGlobEq
                                          --------------  ------------------------------
                                               1998            1999            1998
                                          --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         75,504          84,740         141,975
  Mortality and expense risk charges
    (note 2).............................        (66,726)       (244,287)        (76,522)
                                          --------------  --------------  --------------
    Net investment activity..............          8,778        (159,547)         65,453
                                          --------------  --------------  --------------

  Proceeds from mutual fund shares sold..        376,534         526,452         685,356
  Cost of mutual fund shares sold........       (366,898)       (401,585)       (668,251)
                                          --------------  --------------  --------------
    Realized gain (loss) on investments..          9,636         124,867          17,105
  Change in unrealized gain (loss)
    on investments.......................        869,248       4,354,472         936,891
                                          --------------  --------------  --------------
    Net gain (loss) on investments.......        878,884       4,479,339         953,996
                                          --------------  --------------  --------------
  Reinvested capital gains...............        137,183       1,182,461          98,132
                                          --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      1,024,845       5,502,253       1,117,581
                                          --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     10,836,292      15,224,818      12,466,313
  Transfers between funds................        736,897       2,201,223       1,290,714
  Redemptions............................       (392,814)       (854,333)       (359,325)
  Annuity benefits ......................              -               -               -
  Contingent deferred sales charges
    (note 2).............................         (5,629)         (8,941)         (2,129)
  Adjustments to maintain reserves.......           (359)          8,686              35
                                          --------------  --------------  --------------
      Net equity transactions............     11,174,387      16,571,453      13,395,608
                                          --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     12,199,232      22,073,706      14,513,189
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        592,741      15,026,672         513,483
                                          --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....     12,791,973      37,100,378      15,026,672
                                          ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                       NSATGvtBd                      NSATHIncBd             NSATMyMkt
                                          ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998           1999
                                          --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................. $   11,115,708       4,068,221       3,747,180       1,175,418      13,994,349
  Mortality and expense risk charges
    (note 2).............................     (1,915,411)       (617,861)       (429,794)       (140,356)     (3,003,994)
                                          --------------  --------------  --------------  --------------   -------------
    Net investment activity..............      9,200,297       3,450,360       3,317,386       1,035,062      10,990,355
                                          --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..     19,852,089       6,875,359      17,841,203       1,434,798     914,095,013
  Cost of mutual fund shares sold........    (20,364,218)     (6,712,656)    (18,615,221)     (1,454,954)   (914,095,013)
                                          --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       (512,129)        162,703        (774,018)        (20,156)              -
  Change in unrealized gain (loss)
    on investments.......................    (15,046,720)         96,330      (1,931,626)       (637,940)              -
                                          --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......    (15,558,849)        259,033      (2,705,644)       (658,096)              -
                                          --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............        458,147         644,842          20,477               -               -
                                          --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................     (5,900,405)      4,354,235         632,219         376,966      10,990,355
                                          --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................    155,714,369     135,535,861      26,877,564      26,481,762     513,201,591
  Transfers between funds................    (31,118,681)     (2,966,402)     (4,776,516)      2,932,999    (270,070,521)
  Redemptions............................    (12,549,617)     (4,331,237)     (2,757,819)       (701,614)    (35,394,012)
  Annuity benefits ......................              -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................       (152,236)        (23,933)        (38,131)         (4,542)       (569,286)
  Adjustments to maintain reserves.......         (5,324)          1,128           1,005             (12)         66,186
                                          --------------  --------------  --------------  --------------   -------------
      Net equity transactions............    111,888,511     128,215,417      19,306,103      28,708,593     207,233,958
                                          --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    105,988,106     132,569,652      19,938,322      29,085,559     218,224,313
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................    135,739,661       3,170,009      29,999,540         913,981     191,311,362
                                          --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $  241,727,767     135,739,661      49,937,862      29,999,540     409,535,675
                                          ==============  ==============  ==============  ==============   =============


                                             NSATMyMkt              NSATMSecBd
                                          --------------  ------------------------------
                                               1998            1999            1998
                                          --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................      5,541,671       3,046,558       1,155,410
  Mortality and expense risk charges
    (note 2).............................     (1,078,918)       (461,845)       (177,722)
                                          --------------  --------------  --------------
    Net investment activity..............      4,462,753       2,584,713         977,688
                                          --------------  --------------  --------------

  Proceeds from mutual fund shares sold..     74,592,150       3,225,045         474,327
  Cost of mutual fund shares sold........    (74,592,150)     (3,438,764)       (482,830)
                                          --------------  --------------  --------------
    Realized gain (loss) on investments..              -        (213,719)         (8,503)
  Change in unrealized gain (loss)
    on investments.......................              -      (1,852,549)       (757,239)
                                          --------------  --------------  --------------
    Net gain (loss) on investments.......              -      (2,066,268)       (765,742)
                                          --------------  --------------  --------------
  Reinvested capital gains...............              -               -          31,361
                                          --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      4,462,753         518,445         243,307
                                          --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................    406,622,866      27,508,026      29,533,663
  Transfers between funds................   (219,515,750)     (1,144,670)      4,903,909
  Redemptions............................    (13,347,779)     (2,473,128)       (761,323)
  Annuity benefits ......................              -               -               -
  Contingent deferred sales charges
    (note 2).............................       (133,217)        (41,232)         (7,092)
  Adjustments to maintain reserves.......         36,549            (217)             78
                                          --------------  --------------  --------------
      Net equity transactions............    173,662,669      23,848,779      33,669,235
                                          --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    178,125,422      24,367,224      33,912,542
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................     13,185,940      34,953,838       1,041,296
                                          --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....    191,311,362      59,321,062      34,953,838
                                          ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                     NSATMidCap                      NSATSmCapG              NSATSmCapV
                                           ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $       26,390          40,624               -               -               -
  Mortality and expense risk charges
    (note 2).............................        (100,293)        (39,241)        (17,275)              -        (447,536)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............         (73,903)          1,383         (17,275)              -        (447,536)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       1,719,925       1,063,903       5,179,636               -      26,947,959
  Cost of mutual fund shares sold........      (1,627,057)     (1,093,420)     (4,606,174)              -     (24,503,029)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..          92,868         (29,517)        573,462               -       2,444,930
  Change in unrealized gain (loss)
    on investments.......................       1,139,778         397,911       3,274,222               -      (2,252,934)
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......       1,232,646         368,394       3,847,684               -         191,996
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         906,636               -         510,845               -      11,306,131
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       2,065,379         369,777       4,341,254               -      11,050,591
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       5,311,828       6,187,234       3,532,204               -      25,899,735
  Transfers between funds................         629,075         558,871       6,524,803               -       3,995,622
  Redemptions............................        (506,127)        (98,756)        (67,415)              -      (1,693,497)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (6,847)         (2,133)           (334)              -         (30,984)
  Adjustments to maintain reserves.......           4,046               6         (77,860)              -          16,893
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............       5,431,975       6,645,222       9,911,398               -      28,187,769
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       7,497,354       7,014,999      14,252,652               -      39,238,360
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       7,244,061         229,062               -               -      29,728,543
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $   14,741,415       7,244,061      14,252,652               -      68,966,903
                                           ==============  ==============  ==============  ==============   =============

                                             NSATSmCapV               NSATSmCo
                                           --------------  ------------------------------
                                                1998            1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................               -               -               -
  Mortality and expense risk charges
    (note 2).............................   $    (139,281)       (590,685)       (214,785)
                                           --------------  --------------  --------------
    Net investment activity..............        (139,281)       (590,685)       (214,785)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       2,135,282      98,840,506       1,735,242
  Cost of mutual fund shares sold........      (2,330,458)    (90,285,318)     (1,907,541)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..        (195,176)      8,555,188        (172,299)
  Change in unrealized gain (loss)
    on investments.......................         (40,635)     15,852,354         424,838
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......        (235,811)     24,407,542         252,539
                                           --------------  --------------  --------------
  Reinvested capital gains...............               -       4,052,068               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................        (375,092)     27,868,925          37,754
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      24,448,985      28,999,047      35,742,935
  Transfers between funds................       5,269,520       4,674,356       6,599,455
  Redemptions............................        (761,878)     (2,442,726)       (919,776)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (10,195)        (58,681)         (7,264)
  Adjustments to maintain reserves.......              49             967               6
                                           --------------  --------------  --------------
      Net equity transactions............      28,946,481      31,172,963      41,415,356
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      28,571,389      59,041,888      41,453,110
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       1,157,154      43,011,425       1,558,315
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $  29,728,543     102,053,313      43,011,425
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                      NSATStrGro                      NSATStrVal              NSATTotRe
                                           ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $            -               -         114,007          63,791       2,607,845
  Mortality and expense risk charges
    (note 2).............................        (279,828)        (43,967)       (135,462)        (72,683)     (3,940,689)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (279,828)        (43,967)        (21,455)         (8,892)     (1,332,844)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       7,402,907         487,613       5,077,140       1,450,301       5,635,213
  Cost of mutual fund shares sold........      (5,535,789)       (466,818)     (5,576,119)     (1,513,062)     (4,896,728)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       1,867,118          20,795        (498,979)        (62,761)        738,485
  Change in unrealized gain (loss)
    on investments.......................      18,826,217         809,463        (536,035)       (125,831)      2,068,214
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      20,693,335         830,258      (1,035,014)       (188,592)      2,806,699
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............       4,290,875               -         422,281               -      18,733,710
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      24,704,382         786,291        (634,188)       (197,484)     20,207,565
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      22,842,076       7,304,155       5,369,174      12,996,713     236,961,792
  Transfers between funds................      32,390,564         441,689      (3,499,556)        616,493     (11,925,544)
  Redemptions............................      (1,318,965)       (118,200)       (549,563)       (291,210)    (20,433,946)
  Annuity benefits ......................               -               -               -               -          (1,253)
  Contingent deferred sales charges
    (note 2).............................         (31,712)         (2,477)        (11,600)         (1,123)       (403,251)
  Adjustments to maintain reserves.......             881             (24)           (138)           (115)            (74)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      53,882,844       7,625,143       1,308,317      13,320,758     204,197,724
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      78,587,226       8,411,434         674,129      13,123,274     224,405,289
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       8,737,476         326,042      13,606,737         483,463     285,881,294
                                           --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period....  $   87,324,702       8,737,476      14,280,866      13,606,737     510,286,583
                                           ==============  ==============  ==============  ==============   =============

                                              NSATTotRe               NBAMTGuard
                                           --------------  ------------------------------
                                                1998             1999           1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................       1,708,752         136,645           1,976
  Mortality and expense risk charges
    (note 2).............................      (1,383,759)       (509,102)       (150,013)
                                           --------------  --------------  --------------
    Net investment activity..............         324,993        (372,457)       (148,037)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..         467,344      11,010,636       3,798,426
  Cost of mutual fund shares sold........        (439,529)    (10,638,188)     (3,492,087)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..          27,815         372,448         306,339
  Change in unrealized gain (loss)
    on investments.......................       4,936,630       5,598,352         594,984
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......       4,964,445       5,970,800         901,323
                                           --------------  --------------  --------------
  Reinvested capital gains...............      11,040,291               -               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      16,329,729       5,598,343         753,286
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     262,212,521      30,029,433      24,467,744
  Transfers between funds................       8,063,395      (1,195,248)      7,388,132
  Redemptions............................      (6,698,439)     (1,949,424)       (704,350)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (83,262)        (43,794)         (8,663)
  Adjustments to maintain reserves.......            (796)           (171)            (16)
                                           --------------  --------------  --------------
      Net equity transactions............     263,493,419      26,840,796      31,142,847
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     279,823,148      32,439,139      31,896,133
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       6,058,146      32,358,200         462,067
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....     285,881,294      64,797,339      32,358,200
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                     NBAMTMCGr                       NBAMTPart                 OppAggGro
                                           ------------------------------  ------------------------------   -------------
                                               1999            1998            1999            1998             1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $            -           2,804       1,329,409         110,164               -
  Mortality and expense risk charges
    (note 2).............................        (486,685)       (128,063)     (1,181,540)       (710,975)       (562,098)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (486,685)       (125,259)        147,869        (600,811)       (562,098)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       9,847,995       2,635,124      14,525,051      11,129,126      66,676,730
  Cost of mutual fund shares sold........      (8,329,873)     (2,223,804)    (15,847,800)    (12,460,209)    (54,000,617)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       1,518,122         411,320      (1,322,749)     (1,331,083)     12,676,113
  Change in unrealized gain (loss)
    on investments.......................      29,692,933       4,390,487       5,530,836      (3,000,603)     36,427,451
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      31,211,055       4,801,807       4,208,087      (4,331,686)     49,103,564
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         854,495          19,626       2,312,016       3,470,168               -
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      31,578,865       4,696,174       6,667,972      (1,462,329)     48,541,466
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      39,386,252      18,933,486      35,775,813     107,647,557      40,719,412
  Transfers between funds................       6,571,008       3,753,367     (18,685,095)     (8,050,973)     32,955,048
  Redemptions............................      (1,774,431)       (610,060)     (4,980,093)     (2,536,518)     (2,221,684)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (37,463)         (5,247)       (115,843)        (22,496)        (49,415)
  Adjustments to maintain reserves.......             623          10,095            (187)         (1,292)          1,821
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      44,145,989      22,081,641      11,994,595      97,036,278      71,405,182
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      75,724,854      26,777,815      18,662,567      95,573,949     119,946,648
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      28,359,137       1,581,322     108,935,535      13,361,586      27,386,709
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  104,083,991      28,359,137     127,598,102     108,935,535     147,333,357
                                           ==============  ==============  ==============  ==============   =============

                                              OppAggGro               OppCapAp
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           9,456         188,198          37,971
  Mortality and expense risk charges
    (note 2).............................        (119,282)       (871,318)       (174,030)
                                           --------------  --------------  --------------
    Net investment activity..............        (109,826)       (683,120)       (136,059)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       1,420,396       1,778,562         597,638
  Cost of mutual fund shares sold........      (1,460,125)     (1,466,097)       (673,390)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..         (39,729)        312,465         (75,752)
  Change in unrealized gain (loss)
    on investments.......................       1,711,620      36,882,889       4,326,733
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......       1,671,891      37,195,354       4,250,981
                                           --------------  --------------  --------------
  Reinvested capital gains...............          97,107       2,067,307         458,139
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       1,659,172      38,579,541       4,573,061
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      21,395,189      69,998,087      34,076,956
  Transfers between funds................       4,014,156      26,275,783       2,552,479
  Redemptions............................        (398,429)     (3,288,357)       (796,810)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (3,886)        (64,894)        (15,293)
  Adjustments to maintain reserves.......              66             822              (7)
                                           --------------  --------------  --------------
      Net equity transactions............      25,007,096      92,921,441      35,817,325
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      26,666,268     131,500,982      40,390,386
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         720,441      41,340,619         950,233
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....      27,386,709     172,841,601      41,340,619
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                     OppGrinc                       VEWrldEMkt                VEWrldHAs
                                           ------------------------------  ------------------------------   -------------
                                                 1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $       256,716         15,499             -            10,120          32,691
  Mortality and expense risk charges
    (note 2).............................        (821,624)       (226,980)       (135,165)        (30,563)        (47,094)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (564,908)       (211,481)       (135,165)        (20,443)        (14,403)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       2,205,547       1,051,542      49,595,652       1,437,687      33,912,002
  Cost of mutual fund shares sold........      (2,181,405)     (1,137,377)    (44,294,831)     (1,801,946)    (33,450,865)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..          24,142         (85,835)      5,300,821        (364,259)        461,137
  Change in unrealized gain (loss)
    on investments.......................      16,554,000        (156,268)      6,929,541        (898,926)        349,586
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      16,578,142        (242,103)     12,230,362      (1,263,185)        810,723
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         432,510         341,298               -           8,995               -
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      16,445,744        (112,286)     12,095,197      (1,274,633)        796,320
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      71,680,449      47,098,256       8,623,115       5,631,777       2,392,796
  Transfers between funds................       5,709,038       4,855,602      10,280,791        (119,473)      1,791,654
  Redemptions............................      (3,803,771)     (1,267,689)     (1,025,890)       (159,609)       (245,453)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (65,301)        (14,711)        (32,807)           (976)         (1,862)
  Adjustments to maintain reserves.......             129               6             621             120               5
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      73,520,544      50,671,464      17,845,830       5,351,839       3,937,140
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      89,966,288      50,559,178      29,941,027       4,077,206       4,733,460
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      51,643,553       1,084,375       4,734,742         657,536       2,047,555
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  141,609,841      51,643,553      34,675,769       4,734,742       6,781,015
                                           ==============  ==============  ==============  ==============   =============

                                              VEWrldHAs               VKMSRESec
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           2,513       1,176,823          10,631
  Mortality and expense risk charges
    (note 2).............................         (13,210)       (195,387)       (114,486)
                                           --------------  --------------  --------------
    Net investment activity..............         (10,697)        981,436        (103,855)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       1,320,656       8,332,839       1,342,798
  Cost of mutual fund shares sold........      (1,839,705)     (9,623,986)     (1,619,581)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..        (519,049)     (1,291,147)       (276,783)
  Change in unrealized gain (loss)
    on investments.......................         (85,920)       (722,279)     (1,172,272)
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......        (604,969)     (2,013,426)     (1,449,055)
                                           --------------  --------------  --------------
  Reinvested capital gains...............          61,720               -         104,608
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................        (553,946)     (1,031,990)     (1,448,302)
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       2,371,551       8,349,713      17,955,980
  Transfers between funds................         111,448      (3,211,414)        861,422
  Redemptions............................        (100,995)       (943,773)       (416,792)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................            (454)        (21,748)         (1,112)
  Adjustments to maintain reserves.......            (228)           (165)           (276)
                                           --------------  --------------  --------------
      Net equity transactions............       2,381,322       4,172,613      18,399,222
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       1,827,376       3,140,623      16,950,920
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         220,179      18,011,188       1,060,268
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       2,047,555      21,151,811      18,011,188
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                       VVIFDStk                        VVIFIQBd               VVIFSmCoOPP
                                            ------------------------------  ------------------------------   -------------
                                                 1999            1998            1999            1998            1999
                                            --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $       13,921               -          31,107               -           6,490
  Mortality and expense risk charges
    (note 2).............................           (7,664)              -          (1,470)              -            (889)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment activity..............            6,257               -          29,637               -           5,601
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..           79,603               -          18,422               -             291
  Cost of mutual fund shares sold........          (82,834)              -         (18,483)              -            (310)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..           (3,231)              -             (61)              -             (19)
  Change in unrealized gain (loss)
    on investments.......................          164,023               -         (32,432)              -          11,787
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......          160,792               -         (32,493)              -          11,768
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............                -               -               -               -               -
                                            --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................          167,049               -          (2,856)              -          17,369
                                            --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        3,821,737               -       1,758,972               -       1,359,026
  Transfers between funds................           65,984               -               -               -               -
  Redemptions............................          (13,451)              -          (1,445)              -               -
  Annuity benefits ......................                -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................             (305)              -             (43)              -               -
  Adjustments to maintain reserves.......           (3,436)              -         (22,296)              -          (5,256)
                                            --------------  --------------  --------------  --------------   -------------
      Net equity transactions............        3,870,529               -       1,735,188               -       1,353,770
                                            --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....        4,037,578               -       1,732,332               -       1,371,139
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................                -               -               -               -               -
                                            --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $    4,037,578               -       1,732,332               -       1,371,139
                                            ==============  ==============  ==============  ==============   =============

                                             VVIFSmCoOPP               WPGrinc
                                            --------------  ------------------------------
                                                1998             1999            1998
                                            --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                -         173,949         108,063
  Mortality and expense risk charges
    (note 2).............................                -        (178,005)        (65,537)
                                            --------------  --------------  --------------
    Net investment activity..............                -          (4,056)         42,526
                                            --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                -       5,363,260         492,211
  Cost of mutual fund shares sold........                -      (5,013,179)       (462,324)
                                            --------------  --------------  --------------
    Realized gain (loss) on investments..                -         350,081          29,887
  Change in unrealized gain (loss)
    on investments.......................                -        (232,251)        416,403
                                            --------------  --------------  --------------
    Net gain (loss) on investments.......                -         117,830         446,290
                                            --------------  --------------  --------------
  Reinvested capital gains...............                -         313,236               -
                                            --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................                -         427,010         488,816
                                            --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                -       8,990,039      11,279,862
  Transfers between funds................                -      (3,279,579)      1,072,048
  Redemptions............................                -        (785,224)       (178,134)
  Annuity benefits ......................                -               -               -
  Contingent deferred sales charges
    (note 2).............................                -          (8,341)         (1,134)
  Adjustments to maintain reserves.......                -         (17,238)           (786)
                                            --------------  --------------  --------------
      Net equity transactions............                -       4,899,657      12,171,856
                                            --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                -       5,326,667      12,660,672
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................                -      13,095,692         435,020
                                            --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                -      18,422,359      13,095,692
                                            ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                        WPIntEq                        WPPVenCap
                                            ------------------------------  ------------------------------
                                                 1999            1998            1999            1998
                                            --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $      323,682          82,563               -               -
  Mortality and expense risk charges
    (note 2).............................         (245,117)        (89,474)       (102,042)        (30,241)
                                            --------------  --------------  --------------  --------------
    Net investment activity..............           78,565          (6,911)       (102,042)        (30,241)
                                            --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..      158,927,167       2,101,509      20,338,944       1,184,605
  Cost of mutual fund shares sold........     (149,550,425)     (2,099,792)    (17,967,401)     (1,319,705)
                                            --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..        9,376,742           1,717       2,371,543        (135,100)
  Change in unrealized gain (loss)
    on investments.......................        4,764,159        (655,153)      4,746,233         268,939
                                            --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......       14,140,901        (653,436)      7,117,776         133,839
                                            --------------  --------------  --------------  --------------
  Reinvested capital gains...............                -               -               -               -
                                            --------------  --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       14,219,466        (660,347)      7,015,734         103,598
                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        7,668,878      14,240,840       3,304,912       5,338,928
  Transfers between funds................        5,802,849       1,644,029       5,171,722       1,058,670
  Redemptions............................       (1,105,825)       (211,060)       (382,170)       (134,332)
  Annuity benefits ......................                -               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (28,643)         (2,448)         (9,129)           (810)
  Adjustments to maintain reserves.......          (44,309)           (112)             86              15
                                            --------------  --------------  --------------  --------------
      Net equity transactions............       12,292,950      15,671,249       8,085,421       6,262,471
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       26,512,416      15,010,902      15,101,155       6,366,069
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       15,824,159         813,257       6,508,542         142,473
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $   42,336,575      15,824,159      21,609,697       6,508,542
                                            ==============  ==============  ==============  ==============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998


1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - European Equities Fund (DryEuroEq)

              Federated Insurance Series: Federated Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund ( Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc) Nationwide SAT - Global Equity Fund (NSATGlobEq) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)

                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Select Advisors Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                Oppenheimer VAF - Capital Appreciation Fund (OppCapAp)
                  (formerly Oppenheimer VAF - Growth Fund)
                Oppenheimer VAF - Main Street Growth & Income Fund (OppGrInc)
                  (formerly Oppenheimer VAF - Growth & Income Fund)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van
              Kampen LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolio of the Victory Variable Insurance Funds ( Victory VIF);
                Victory VIF - Diversified Stock Fund - Class A (VVIFDStk) Victory VIF - Investment Quality Bond Fund - Class A (VVIFIQBd) Victory VIF - Small Company Opportunity Fund - Class A (VVIFSmCoOpp)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

         On BOA Future, BOA V and BOA Choice contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On IVA contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on BOA Exclusive II contracts.

         No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     (b) Mortality and Expense Risk Charges

         The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation as follows:

         For the BOA Future contract, this charge ranges from an annual rate of .95% to a maximum of 2.65% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus.

         For the BOA Exclusive II contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.90% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the BOA V contract, this charge ranges from an annual rate of 1.10% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) five year CDSC; (b) CDSC waiver and (c) death benefit.

         For the BOA Choice contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the IVA contract, this charge ranges from an annual rate of 1.25% to a maximum of 1.45% if the death benefit option is utilized.

         The rider options and permissible combinations and related charges for the foregoing are described in the applicable product prospectus.

         The following table provides mortality and expense risk charges by asset fee rate for the year ended December 31, 1999:


                                    TOTAL       ACVPIncGr         ACVPInt        ACVPValue        DrySRGro
                             ------------    ------------    ------------     ------------    ------------
         0.95% ............. $ 21,757,026         530,318         491,566          169,162         435,760
         1.00% .............   14,345,607         320,932         302,747           83,416         294,442
         1.05% .............    2,884,191          53,209          53,182           21,258          52,669
         1.10% .............      336,355          19,660           3,060              625          32,335
         1.15% .............       88,576           4,321           1,274              193           5,557
         1.20% .............      686,547          23,828          16,105           11,432          17,405
         1.25% .............      131,921           5,332           3,969            3,047           2,554
         1.30% .............       27,305           1,049             307                1           2,523
         1.35% .............        1,720             146              14                -              48
         1.40% .............    2,453,510          68,402          74,241           15,312          30,250
         1.45% .............       13,227             146             375               14             496
         1.50% .............       26,101             383           1,200              215             505
         1.55% .............        1,890               -               3              114               5
         1.60% .............          301               -               -                -               5
         1.65% .............        4,975              82              21                6             141
         1.70% .............          695               7               1                -              12
         1.75% .............           94              20               -                2               2
         1.80% .............            2               -               -                -               -
                             ------------    ------------    ------------     ------------    ------------
            Total .......... $ 42,760,043       1,027,835         948,065          304,797         874,709
                             ============    ============    ============     ============    ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9



                                 DryStkix             DryCapAp           DryEuroEq            FedQualBd           FidVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $  3,016,838              589,617               1,284                9,265           1,404,837
         1.00% ............     2,024,620              363,958                 576                5,642           1,054,365
         1.05% ............       377,296               90,450                  24                  686             234,084
         1.10% ............        56,608               14,946                  13                  145              12,542
         1.15% ............        15,814                5,757                   -                   75               2,703
         1.20% ............        87,196               29,645                 242                  439              34,175
         1.25% ............        16,805                3,147                  45                    9              10,460
         1.30% ............         7,002                2,173                   3                    5               1,165
         1.35% ............           313                   57                   -                    -                  24
         1.40% ............       305,698               55,571                 275                3,590              86,918
         1.45% ............         1,705                  314                   -                    -               1,448
         1.50% ............         5,114                  775                   -                   58               1,192
         1.55% ............           251                    4                   -                    -                 210
         1.60% ............            71                    -                   -                    -                   -
         1.65% ............           196                   16                   -                   12                 143
         1.70% ............           148                    3                   -                    -                  46
         1.75% ............            28                    6                   -                    -                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  5,915,703            1,156,439               2,462               19,926           2,844,312
                             ============         ============        ============         ============        ============



                                FidVIPGrS            FidVIPHIS           FidVIPOvS           FidVIPConS         FidVIPGrOpS
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $  1,493,811              745,195             242,387            1,313,821             747,075
         1.00% ............     1,070,697              456,701             131,511              875,110             619,622
         1.05% ............       186,137              142,636              34,707              141,335             100,891
         1.10% ............        32,456                5,464                 974               28,621               4,981
         1.15% ............         9,401                1,244                 251                4,870                 636
         1.20% ............        80,167               13,927               9,541               67,792              24,590
         1.25% ............        12,973                3,815               2,593                7,593               3,367
         1.30% ............         1,883                  167                  35                2,627                 129
         1.35% ............           130                   13                  10                   56                   5
         1.40% ............       209,213               89,860              44,059              120,968              74,271
         1.45% ............         1,510                  115                  72                  391                  52
         1.50% ............         2,173                  393                 385                2,165                 664
         1.55% ............           231                   17                   3                  122                  95
         1.60% ............            73                    -                   -                    -                   -
         1.65% ............         2,216                    8                   9                  281                  13
         1.70% ............           200                    -                   2                   79                   3
         1.75% ............             3                    -                   -                   10                   -
         1.80% ............             1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  3,103,275            1,459,555             466,539            2,565,841           1,576,394
                             ============         ============        ============         ============        ============



                                  MSEmMkt              NSATBal           NSATCapAp            NSATEqInc         NSATGlobEq
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $     27,299              309,458           1,481,740               92,487             120,101
         1.00% ............        10,632              207,599             933,311               76,651              78,975
         1.05% ............         3,619               38,488             161,644               13,852              18,186
         1.10% ............            79                2,657              23,382                  325               1,292
         1.15% ............            25                  500              10,326                  128                 233
         1.20% ............         2,260                4,301              36,734                3,120               4,014
         1.25% ............            44                  666               5,016                  159               1,475
         1.30% ............             -                  381               1,371                    6                  26
         1.35% ............             -                   44                 125                    -                   1
         1.40% ............         3,278               13,748             110,388                3,561              19,763
         1.45% ............             -                   94                 539                   20                  27
         1.50% ............             -                  166                 610                  113                 140
         1.55% ............             -                    -                 115                    -                  54
         1.60% ............             -                    -                  63                    -                   -
         1.65% ............             4                   11                 722                   17                   -
         1.70% ............             -                    1                   1                    6                   -
         1.75% ............             -                    -                   -                    6                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $     47,240              578,114           2,766,087              190,451             244,287
                             ============         ============        ============         ============        ============



                                NSATGvtBd           NSATHIncBd           NSATMyMkt           NSATMSecBd          NSATMidCap
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    990,037              204,521           1,352,383              235,173              50,518
         1.00% ............       643,567              144,262             794,629              151,781              34,803
         1.05% ............       154,193               49,974             208,688               47,907               9,262
         1.10% ............         9,747                  598              10,654                  233                 512
         1.15% ............         5,137                  202               1,159                  274                  76
         1.20% ............        10,538                3,088              56,604                2,859                 891
         1.25% ............         4,554                  609               8,624                  239                  61
         1.30% ............           224                   11                  69                   19                   2
         1.35% ............             6                    -                 584                    -                   -
         1.40% ............        96,366               26,223             566,291               23,247               4,046
         1.45% ............           433                  118               1,006                   24                   -
         1.50% ............           583                  132               3,134                   28                  27
         1.55% ............             9                    5                   -                    -                  92
         1.60% ............             5                    3                   -                    -                   -
         1.65% ............             8                   48                 166                   61                   3
         1.70% ............             -                    -                   3                    -                   -
         1.75% ............             4                    -                   -                    -                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  1,915,411              429,794           3,003,994              461,845             100,293
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9



                               NSATSmCapG           NSATSmCapV            NSATSmCo           NSATStrGro          NSATStrVal
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............. $      8,888              254,795             307,391              158,226              82,767
         1.00% .............        4,485              127,478             192,099               77,342              35,717
         1.05% .............        1,287               33,249              35,675               12,673              12,621
         1.10% .............           44                2,654               1,852                2,093                 156
         1.15% .............            8                  618                 452                  430                  63
         1.20% .............          622                4,811               4,691                7,476                 742
         1.25% .............          211                1,208               1,319                2,035                 153
         1.30% .............            2                   60                  96                   60                   1
         1.35% .............            -                    5                   4                    -                   -
         1.40% .............        1,371               22,257              46,795               18,687               2,893
         1.45% .............           87                  139                  32                  207                 127
         1.50% .............          270                  260                 277                  547                 222
         1.55% .............            -                    -                   -                    2                   -
         1.60% .............            -                    2                   -                    4                   -
         1.65% .............            -                    -                   -                   38                   -
         1.70% .............            -                    -                   2                    8                   -
         1.75% .............            -                    -                   -                    -                   -
         1.80% .............            -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .......... $     17,275              447,536             590,685              279,828             135,462
                             ============         ============        ============         ============        ============



                                NSATTotRe           NBAMTGuard           NBAMTMCGr            NBAMTPart           OppAggGro
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............. $  2,108,337              236,980             248,428              624,656             295,789
         1.00% .............    1,452,523              185,756             158,289              449,076             162,366
         1.05% .............      227,585               42,007              38,476               71,153              32,685
         1.10% .............       38,153                4,898               5,110                2,579               4,818
         1.15% .............       10,041                  844                 698                  929               1,135
         1.20% .............       18,885               10,395              14,834                9,160              11,285
         1.25% .............        6,859                  675               1,521                3,516               4,384
         1.30% .............        3,288                  305                 333                  158                 347
         1.35% .............           95                    -                   1                    -                   2
         1.40% .............       71,871               26,977              18,251               19,974              47,983
         1.45% .............        1,957                   49                 204                  186                 498
         1.50% .............          671                  212                 411                  120                 677
         1.55% .............          336                    3                 105                   12                   3
         1.60% .............            -                    -                   -                    -                   -
         1.65% .............           31                    1                  17                   21                 101
         1.70% .............           51                    -                   7                    -                  25
         1.75% .............            5                    -                   -                    -                   -
         1.80% .............            1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .......... $  3,940,689              509,102             486,685            1,181,540             562,098
                             ============         ============        ============         ============        ============




                                 OppCapAp             OppGrinc          VEWrldEMkt            VEWrldHAs           VKMSRESec
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    453,566              404,018              73,513               25,572             116,110
         1.00% ............       293,967              285,168              35,483               12,580              57,784
         1.05% ............        51,851               65,935               9,350                3,386              11,719
         1.10% ............         6,885                3,782                 420                  141                 260
         1.15% ............         1,555                1,173                  69                   28                  74
         1.20% ............        19,500               18,378               3,124                1,337               3,074
         1.25% ............         3,703                5,683                 713                  161                 109
         1.30% ............         1,025                  295                  21                   37                  22
         1.35% ............            32                    5                   -                    -                   -
         1.40% ............        38,023               35,301              12,356                3,827               6,216
         1.45% ............            96                  598                 105                    8                   -
         1.50% ............           958                  835                  11                   17                  19
         1.55% ............             -                   95                   -                    -                   -
         1.60% ............            72                    -                   -                    -                   -
         1.65% ............            70                  282                   -                    -                   -
         1.70% ............             9                   75                   -                    -                   -
         1.75% ............             6                    1                   -                    -                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    871,318              821,624             135,165               47,094             195,387
                             ============         ============        ============         ============        ============


                                 VVIFDStk             VVIFIQBd         VVIFSmCoOpp              WPGrInc             WPintEq
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $          -                    -                   -              107,503             137,775
         1.00% ............             -                    -                   -               50,145              61,839
         1.05% ............             -                    -                   -               13,682              15,866
         1.10% ............             -                    -                   -                  129                 177
         1.15% ............             -                    -                   -                  122                 181
         1.20% ............         7,367                1,387                 850                1,775               3,193
         1.25% ............            73                   17                  14                  349               1,728
         1.30% ............             -                    -                   -                    -                   5
         1.35% ............             -                    -                   -                    -                   -
         1.40% ............             -                    -                   -                4,093              24,158
         1.45% ............             -                    -                   -                    -                  35
         1.50% ............           115                    5                  10                  196                 113
         1.55% ............             -                    -                   -                    4                   -
         1.60% ............             -                    -                   -                    -                   3
         1.65% ............           109                   61                  15                    -                  44
         1.70% ............             -                    -                   -                    6                   -
         1.75% ............             -                    -                   -                    1                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $      7,664                1,470                 889              178,005             245,117
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

                                WPPVenCap
                             ------------
         0.95% ............  $     58,059
         1.00% ............        22,961
         1.05% ............        10,614
         1.10% ............           295
         1.15% ............             -
         1.20% ............         2,768
         1.25% ............           334
         1.30% ............            72
         1.35% ............             -
         1.40% ............         6,938
         1.45% ............             -
         1.50% ............             -
         1.55% ............             -
         1.60% ............             -
         1.65% ............             1
         1.70% ............             -
         1.75% ............             -
         1.80% ............             -
                             ------------
            Total .........  $    102,042
                             ============


         The following table provides mortality and expense risk charges by asset fee rate for the year ended December 31, 1998:


                                    TOTAL            ACVPIncGr            ACVPint            ACVPValue            DrySRGro
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $  6,687,096              104,919             135,323               68,970              87,632
         1.00% ............     4,480,001               64,746              74,971               44,443              63,281
         1.05% ............     1,009,646               13,006              14,635                8,106              13,367
         1.10% ............           909                   46                   9                    4                  51
         1.15% ............           244                   14                   9                    -                  15
         1.20% ............         1,510                   19                   2                   24                  13
         1.25% ............           131                    -                   -                    2                  15
         1.30% ............            50                    -                   -                    -                   6
         1.35% ............            37                    -                   4                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $ 12,179,624              182,750             224,953              121,549             164,380
                             ============         ============        ============         ============        ============



                                 DryStkix             DryCapAp           FidVIPEIS            FidVIPGrS           FidVIPHIS
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    736,785              111,207             505,712              212,170             294,475
         1.00% ............       495,327               62,252             395,500              166,839             193,581
         1.05% ............       102,440               17,737              90,638               35,112              58,296
         1.10% ............           137                   62                  58                   51                  22
         1.15% ............            51                   27                   7                   10                   5
         1.20% ............           305                   19                  41                   99                  16
         1.25% ............            30                    -                  22                    6                   -
         1.30% ............             2                    4                  14                    1                   -
         1.35% ............             5                    4                   -                    -                   4
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  1,335,082              191,312             991,992              414,288             546,399
                             ============         ============        ============         ============        ============




                                FidVIPOvS           FidVIPCOnS         FidVIPGrOpS              MSEmMkt             NSATBal
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $     70,614              299,506             225,407               13,756              90,403
         1.00% ............        42,096              193,026             198,453                5,701              70,281
         1.05% ............        13,142               37,910              34,785                1,939              15,676
         1.10% ............             -                   67                  23                    -                  11
         1.15% ............             2                   15                   -                    -                   7
         1.20% ............            32                  115                   7                    8                   9
         1.25% ............             -                    -                   -                    1                   -
         1.30% ............             -                    2                   -                    -                   1
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    125,886              530,641             458,675               21,405             176,388
                             ============         ============        ============         ============        ============


                                NSATCapAp           NSATEqinc          NSATGlobEq            NSATGvtBd          NSATHIncBd
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    465,341               34,439              39,570              325,601              70,627
         1.00% ............       270,821               27,139              28,746              228,102              51,930
         1.05% ............        52,969                5,129               8,199               64,068              17,784
         1.10% ............            81                    -                   5                   51                   -
         1.15% ............            20                    1                   -                   13                   -
         1.20% ............            17                   18                   -                   11                  14
         1.25% ............             -                    -                   2                   14                   1
         1.30% ............             -                    -                   -                    1                   -
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    789,249               66,726              76,522              617,861             140,356
                             ============         ============        ============         ============        ============


                                NSATMyMkt           NSATMSecBd          NSATMidCap           NSATSmCapV            NSATSmCo
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    597,802               95,878              20,251               83,736             117,084
         1.00% ............       367,633               61,058              14,445               45,868              81,828
         1.05% ............       112,880               20,762               4,536                9,629              15,866
         1.10% ............            56                    2                   9                    7                   7
         1.15% ............             1                    -                   -                    4                   -
         1.20% ............           530                   20                   -                   35                   -
         1.25% ............             -                    1                   -                    2                   -
         1.30% ............             -                    1                   -                    -                   -
         1.35% ............            16                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  1,078,918              177,722              39,241              139,281             214,785
                             ============         ============        ============         ============        ============


                               NSATStrGro           NSATStrVal           NSATTotRe           NBAMTGuard           NBAMTMCGr
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $     27,226               41,771             790,615               72,339              60,842
         1.00% ............        13,699               23,731             504,264               65,593              55,230
         1.05% ............         3,029                7,171              88,737               12,071              11,986
         1.10% ............            12                    1                  65                   10                   1
         1.15% ............             -                    -                  29                    -                   -
         1.20% ............             -                    9                  28                    -                   4
         1.25% ............             -                    -                   9                    -                   -
         1.30% ............             1                    -                   8                    -                   -
         1.35% ............             -                    -                   4                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $     43,967               72,683           1,383,759              150,013             128,063
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9



                                NBAMTPart            OppAggGro            OppCapAp             OppGrinc          VEWrldEMkt
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    403,079               66,368              97,646              118,139              15,766
         1.00% ............       264,681               43,278              61,251               87,278              11,953
         1.05% ............        43,176                9,592              15,113               21,510               2,830
         1.10% ............            16                    7                   5                   18                   -
         1.15% ............             3                    2                   2                    5                   -
         1.20% ............            17                   26                   6                   26                  14
         1.25% ............             3                    5                   6                    -                   -
         1.30% ............             -                    4                   1                    4                   -
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    710,975              119,282             174,030              226,980              30,563
                             ============         ============        ============         ============        ============


                                VEWrldHAs            VKMSRESec             WPGrinc             WPIntEq           WPPVenCap
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $      8,058               67,026              39,367               53,651              17,995
         1.00% ............         3,644               39,789              19,708               28,614               9,221
         1.05% ............         1,503                7,635               6,454                7,209               3,019
         1.10% ............             5                    8                   2                    -                   -
         1.15% ............             -                    2                   -                    -                   -
         1.20% ............             -                   26                   -                    -                   -
         1.25% ............             -                    -                   6                    -                   6
         1.30% ............             -                    -                   -                    -                   -
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $     13,210              114,486              65,537               89,474              30,241
                             ============         ============        ============         ============        ============



(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999.


                                                                                                                ANNUAL
 Contract owners' equity represented by:                     UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
     Contracts in accumulation phase:

      Asset fee @ 0.95% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................   2,690,998               15.291612    41,149,697          17%
            Non-tax Qualified ..........................   2,833,886               15.291612    43,334,685          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................   2,425,184               19.282175    46,762,822          62%
            Non-tax Qualified ..........................   2,784,977               19.282175    53,700,414          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................     954,736               10.498316    10,023,120          (2)%
            Non-tax Qualified ..........................   1,026,271               10.498316    10,774,117          (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..............................   2,847,028               16.794438    47,814,235          29%
            Non-tax Qualified ..........................   2,125,519               16.794438    35,696,897          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ..............................  14,498,220               15.692141   227,508,112          19%
            Non-tax Qualified ..........................  15,265,955               15.692141   239,555,518          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..............................   2,549,775               14.595134    37,214,308          10%
            Non-tax Qualified ..........................   3,204,478               14.595134    46,769,786          10%

         Dreyfus VIF -
         European Equity Fund:
            Tax Qualified ..............................      41,766               12.898688       538,727          29%(a)
            Non-tax Qualified ..........................      54,269               12.898688       699,999          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ..............................     179,065                9.806807     1,756,056         (2)%(a)
            Non-tax Qualified ..........................     169,575                9.806807     1,662,989         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ..............................   7,672,595               12.021290    92,234,490           5%
            Non-tax Qualified ..........................   7,100,475               12.021290    85,356,869           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..............................   7,650,757               18.830990   144,071,329          36%
            Non-tax Qualified ..........................   7,754,684               18.830990   146,028,377          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ..............................   4,486,911               10.262325    46,046,139           7%
            Non-tax Qualified ..........................   4,783,500               10.262325    49,089,832           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Fidelity VIP - Overseas Portfolio -
      Service Class:
            Tax Qualified ...............................  1,153,906               15.589761    17,989,119          41%
            Non-tax Qualified ...........................  1,895,187               15.589761    29,545,512          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................  6,845,562               15.755094   107,852,473          23%
            Non-tax Qualified ...........................  6,862,565               15.755094   108,120,357          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................  3,626,724               13.235715    48,002,285           3%
            Non-tax Qualified ...........................  3,948,998               13.235715    52,267,812           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ...............................    177,847                9.477539     1,685,552          28%
            Non-tax Qualified ...........................    212,802                9.477539     2,016,839          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................  1,986,315               10.834304    21,520,341           0%
            Non-tax Qualified ...........................  1,732,414               10.834304    18,769,500           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................  7,218,822               13.808913    99,684,085           3%
            Non-tax Qualified ...........................  6,364,816               13.808913    87,891,190           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ...............................    416,097               13.600816     5,659,259          17%
            Non-tax Qualified ...........................    528,751               13.600816     7,191,445          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................    567,148               14.515197     8,232,265          22%
            Non-tax Qualified ...........................    697,119               14.515197    10,118,820          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................  6,202,151               10.583479    65,640,335         (3)%
            Non-tax Qualified ...........................  5,468,943               10.583479    57,880,443         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................  1,052,700               10.938415    11,514,869           2%
            Non-tax Qualified ...........................  1,171,631               10.938415    12,815,786           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................  8,459,558               10.909142    92,286,519           4%
            Non-tax Qualified ...........................  7,978,115               10.909142    87,034,389           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................  1,525,742               10.313452    15,735,667           1%
            Non-tax Qualified ...........................  1,426,549               10.313452    14,712,645           1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ...............................    287,257               13.078919     3,757,011          20%
            Non-tax Qualified ...........................    273,331               13.078919     3,574,874          20%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Tax Qualified ...............................    123,064               20.372476     2,507,118         104%(a)
            Non-tax Qualified ...........................    175,712               20.372476     3,579,689         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................  1,560,795               11.943543    18,641,422          27%
            Non-tax Qualified ...........................  1,724,288               11.943543    20,594,108          27%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................  1,832,595               13.720318    25,143,786          43%
            Non-tax Qualified ...........................  1,989,069               13.720318    27,290,659          43%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ...............................    992,231               21.195607    21,030,938          83%
            Non-tax Qualified ...........................  1,218,089               21.195607    25,818,136          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ...............................    349,117                9.687523     3,382,079         (4)%
            Non-tax Qualified ...........................    506,067                9.687523     4,902,536         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ............................... 12,724,239               12.689484   161,464,027           6%
            Non-tax Qualified ...........................  8,751,347               12.689484   111,050,078           6%

         Neuberger & Berman AMT -
            Guardian Portfolio:
            Tax Qualified ...............................    961,809               15.595438    14,999,833          14%
            Non-tax Qualified ...........................    980,827               15.595438    15,296,427          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ...............................  1,006,419               24.609353    24,767,320          52%
            Non-tax Qualified ...........................  1,117,405               24.609353    27,498,614          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ...............................  3,101,826               11.122733    34,500,782           6%
            Non-tax Qualified ...........................  2,953,135               11.122733    32,846,932           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ...............................  1,788,303               19.295630    34,506,433          82%
            Non-tax Qualified ...........................  1,959,307               19.295630    37,806,063          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................  2,455,900               16.935851    41,592,756          40%
            Non-tax Qualified ...........................  2,580,016               16.935851    43,694,767          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ...............................  2,722,872               12.826564    34,925,092          21%
            Non-tax Qualified ...........................  2,648,768               12.826564    33,974,592          21%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ...............................    710,892               11.409242     8,110,739          98%
            Non-tax Qualified ...........................    942,982               11.409242    10,758,710          98%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ..............................     220,914                7.358645     1,625,628          20%
            Non-tax Qualified ..........................     195,186                7.358645     1,436,304          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ..............................     685,816                8.662065     5,940,583         (4)%
            Non-tax Qualified ..........................     759,304                8.662065     6,577,141         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ..............................     378,228               12.124398     4,585,787           5%
            Non-tax Qualified ..........................     450,717               12.124398     5,464,672           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ..............................     686,977               14.993656    10,300,297          52%
            Non-tax Qualified ..........................     890,352               14.993656    13,349,632          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ..............................     336,738               16.833540     5,668,493          62%
            Non-tax Qualified ..........................     423,065               16.833540     7,121,682          62%

      Asset fee @ 1.00% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................   1,586,053               15.274980    24,226,928          17%
            Non-tax Qualified ..........................   1,607,606               15.274980    24,556,149          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................   1,533,035               19.261196    29,528,088          62%
            Non-tax Qualified ..........................   1,546,288               19.261196    29,783,356          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................     468,087               10.486868     4,908,767         (2)%
            Non-tax Qualified ..........................     477,945               10.486868     5,012,146         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..............................   1,646,571               16.776156    27,623,132          29%
            Non-tax Qualified ..........................   1,408,453               16.776156    23,628,427          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ..............................  10,096,625               15.675065   158,265,253          19%
            Non-tax Qualified ..........................   9,009,878               15.675065   141,230,423          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..............................   1,765,804               14.579248    25,744,094          10%
            Non-tax Qualified ..........................   1,673,895               14.579248    24,404,130          10%

         Dreyfus VIF -
         European Equity Fund:
            Tax Qualified ..............................      22,852               12.897004       294,722          29%(a)
            Non-tax Qualified ..........................      12,111               12.897004       156,196          29%(a)



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ..............................      84,481                9.803523       828,211         (2)%(a)
            Non-tax Qualified ..........................     137,958                9.803523     1,352,474         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ..............................   5,052,392               12.008202    60,670,144           5%
            Non-tax Qualified ..........................   5,482,699               12.008202    65,837,357           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..............................   5,450,461               18.810518   102,525,995          36%
            Non-tax Qualified ..........................   4,942,338               18.810518    92,967,938          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ..............................   2,467,569               10.251150    25,295,420           7%
            Non-tax Qualified ..........................   2,678,471               10.251150    27,457,408           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ..............................     754,434               15.572798    11,748,648          41%
            Non-tax Qualified ..........................     703,108               15.572798    10,949,359          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ..............................   4,360,828               15.737973    68,630,593          23%
            Non-tax Qualified ..........................   4,271,544               15.737973    67,225,444          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ..............................   2,904,875               13.221287    38,406,186           3%
            Non-tax Qualified ..........................   2,903,624               13.221287    38,389,646           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ..............................      82,636                9.467196       782,331          28%
            Non-tax Qualified ..........................      69,175                9.467196       654,893          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ..............................   1,274,299               10.822502    13,791,103           0%
            Non-tax Qualified ..........................   1,025,400               10.822502    11,097,394           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ..............................   4,491,316               13.793878    61,952,665           3%
            Non-tax Qualified ..........................   3,382,879               13.793878    46,663,020           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ..............................     328,594               13.586032     4,464,289          17%
            Non-tax Qualified ..........................     411,828               13.586032     5,595,108          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ..............................     331,568               14.499401     4,807,537          22%
            Non-tax Qualified ..........................     402,444               14.499401     5,835,197          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ..............................   3,887,245               10.571951    41,095,764         (3)%
            Non-tax Qualified ..........................   3,354,315               10.571951    35,461,654         (3)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ..............................     729,292               10.926498     7,968,608           2%
            Non-tax Qualified ..........................     771,554               10.926498     8,430,383           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ..............................   4,438,660               10.897217    48,369,041           4%
            Non-tax Qualified ..........................   4,647,437               10.897217    50,644,129           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ..............................     895,547               10.302225     9,226,127           1%
            Non-tax Qualified ..........................     867,916               10.302225     8,941,466           1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ..............................     180,877               13.064679     2,363,100          20%
            Non-tax Qualified ..........................     171,721               13.064679     2,243,480          20%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ..............................      78,533               20.365684     1,599,378         104%(a)
            Non-tax Qualified ..........................      81,709               20.365684     1,664,060         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ..............................     750,886               11.930542     8,958,477          27%
            Non-tax Qualified ..........................     704,595               11.930542     8,406,200          27%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ..............................   1,081,909               13.705373    14,827,966          43%
            Non-tax Qualified ..........................   1,081,295               13.705373    14,819,551          43%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ..............................     513,063               21.172544    10,862,849          83%
            Non-tax Qualified ..........................     614,259               21.172544    13,005,426          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ..............................     166,391                9.676976     1,610,162         (4)%
            Non-tax Qualified ..........................     222,806                9.676976     2,156,088         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ..............................   8,158,035               12.675660   103,408,478           6%
            Non-tax Qualified ..........................   6,056,435               12.675660    76,769,311           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ..............................     735,905               15.578481    11,464,282          14%
            Non-tax Qualified ..........................     627,956               15.578481     9,782,601          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ..............................     625,238               24.582570    15,369,957          52%
            Non-tax Qualified ..........................     647,732               24.582570    15,922,917          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ..............................   2,114,112               11.110632    23,489,120           6%
            Non-tax Qualified ..........................   2,074,401               11.110632    23,047,906           6%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ..............................     992,375               19.274630    19,127,661          82%
            Non-tax Qualified ..........................   1,028,055               19.274630    19,815,380          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ..............................   1,696,031               16.917425    28,692,477          40%
            Non-tax Qualified ..........................   1,605,365               16.917425    27,158,642          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ..............................   1,667,923               12.812596    21,370,424          20%
            Non-tax Qualified ..........................   1,778,201               12.812596    22,783,371          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ..............................     357,687               11.396847     4,076,504          98%
            Non-tax Qualified ..........................     359,944               11.396847     4,102,227          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ..............................     116,193                7.350618       854,090          20%
            Non-tax Qualified ..........................     100,478                7.350618       738,575          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ..............................     385,417                8.652617     3,334,866         (4)%
            Non-tax Qualified ..........................     264,581                8.652617     2,289,318         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ..............................     192,234               12.111181     2,328,181           5%
            Non-tax Qualified ..........................     262,414               12.111181     3,178,143           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ..............................     290,968               14.977312     4,357,919          52%
            Non-tax Qualified ..........................     329,905               14.977312     4,941,090          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ..............................     169,900               16.815230     2,856,908          62%
            Non-tax Qualified ..........................     133,486               16.815230     2,244,598          62%

      Asset fee @ 1.05% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................     198,463               15.258324     3,028,213          17%
            Non-tax Qualified ..........................     322,820               15.258324     4,925,692          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................     179,327               19.240268     3,450,300          62%
            Non-tax Qualified ..........................     314,342               19.240268     6,048,024          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................     100,979               10.475442     1,057,800         (2)%
            Non-tax Qualified ..........................     110,453               10.475442     1,157,044         (2)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ...............................    190,962               16.757880     3,200,118          29%
            Non-tax Qualified ...........................    323,823               16.757880     5,426,587          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ...............................  1,431,726               15.657978    22,417,934          19%
            Non-tax Qualified ...........................  1,815,547               15.657978    28,427,795          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ...............................    347,448               14.563385     5,060,019          10%
            Non-tax Qualified ...........................    488,188               14.563385     7,109,670          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified ...............................        888               12.895311        11,451          29%(a)
            Non-tax Qualified ...........................      1,301               12.895311        16,777          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ...............................     13,067                9.800240       128,060         (2)%(a)
            Non-tax Qualified ...........................     13,067                9.800240       128,060         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ...............................    828,159               11.995103     9,933,853           5%
            Non-tax Qualified ...........................  1,450,150               11.995103    17,394,699           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ...............................    624,895               18.790040    11,741,802          36%
            Non-tax Qualified ...........................    990,036               18.790040    18,602,816          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ...............................    763,280               10.239981     7,815,973           7%
            Non-tax Qualified ...........................    837,266               10.239981     8,573,588           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ...............................    146,217               15.555856     2,274,531          41%
            Non-tax Qualified ...........................    210,666               15.555856     3,277,090          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................    509,735               15.720833     8,013,459          23%
            Non-tax Qualified ...........................    791,505               15.720833    12,443,118          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................    427,715               13.206894     5,648,787           3%
            Non-tax Qualified ...........................    467,419               13.206894     6,173,153           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ...............................     20,165                9.456874       190,698          28%
            Non-tax Qualified ...........................     24,015                9.456874       227,107          28%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................    154,427               10.810714     1,669,466           0%
            Non-tax Qualified ...........................    230,363               10.810714     2,490,389           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................    619,838               13.778852     8,540,656           3%
            Non-tax Qualified ...........................    696,071               13.778852     9,591,059           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ...............................     59,154               13.571227       802,792          17%
            Non-tax Qualified ...........................     81,119               13.571227     1,100,884          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................     72,658               14.483618     1,052,351          22%
            Non-tax Qualified ...........................     93,078               14.483618     1,348,106          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................    632,014               10.560422     6,674,335         (3)%
            Non-tax Qualified ...........................    905,782               10.560422     9,565,440         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................    179,156               10.914588     1,955,414           2%
            Non-tax Qualified ...........................    286,727               10.914588     3,129,507           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................    936,225               10.885293    10,191,083           4%
            Non-tax Qualified ...........................  1,266,352               10.885293    13,784,613           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................    196,859               10.290997     2,025,875           0%
            Non-tax Qualified ...........................    314,788               10.290997     3,239,482           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ...............................     42,315               13.050437       552,229          20%
            Non-tax Qualified ...........................     46,779               13.050437       610,486          20%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ...............................      7,378               20.358893       150,208         104%(a)
            Non-tax Qualified ...........................     26,356               20.358893       536,579         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................    133,437               11.917534     1,590,240          26%
            Non-tax Qualified ...........................    226,896               11.917534     2,704,041          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................    135,871               13.690433     1,860,133          43%
            Non-tax Qualified ...........................    236,341               13.690433     3,235,611          43%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ...............................     64,464               21.149503     1,363,382          83%
            Non-tax Qualified ...........................     96,599               21.149503     2,043,021          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ...............................     38,395                9.666432       371,143         (4)%
            Non-tax Qualified ...........................     82,657                9.666432       798,998         (4)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Total Return Fund:
            Tax Qualified .............................    1,030,024               12.661861    13,042,021           6%
            Non-tax Qualified .........................    1,055,012               12.661861    13,358,415           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified .............................       89,533               15.561518     1,393,269          14%
            Non-tax Qualified .........................      196,408               15.561518     3,056,407          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .............................      103,766               24.555839     2,548,061          52%
            Non-tax Qualified .........................      174,869               24.555839     4,294,055          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .............................      278,907               11.098514     3,095,453           6%
            Non-tax Qualified .........................      352,606               11.098514     3,913,403           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .............................      138,526               19.253639     2,667,130          82%
            Non-tax Qualified .........................      196,300               19.253639     3,779,489          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .............................      256,505               16.898986     4,334,674          40%
            Non-tax Qualified .........................      294,848               16.898986     4,982,632          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .............................      277,065               12.798619     3,546,049          20%
            Non-tax Qualified .........................      459,069               12.798619     5,875,449          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified .............................       66,888               11.384426       761,481          98%
            Non-tax Qualified .........................       80,175               11.384426       912,746          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified .............................       33,535                7.342607       246,234          20%
            Non-tax Qualified .........................       19,917                7.342607       146,243          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified .............................       52,923                8.643190       457,424         (4)%
            Non-tax Qualified .........................       80,562                8.643190       696,313         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified .............................       21,640               12.098010       261,801           5%
            Non-tax Qualified .........................      101,514               12.098010     1,228,117           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified .............................       69,477               14.961024     1,039,447          52%
            Non-tax Qualified .........................       84,777               14.961024     1,268,351          52%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified...............................      39,482               16.796919       663,176          62%
            Non-tax Qualified...........................      65,236               16.796919     1,095,764          62%

      Asset fee @ 1.10% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified...............................     222,417               14.608384     3,249,153          17%
            Non-tax Qualified...........................      29,546               14.608384       431,619          17%

         American Century VP -
         American Century VP International:
            Tax Qualified...............................      41,404               19.569739       810,265          62%
            Non-tax Qualified...........................      14,836               19.569739       290,337          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified...............................      11,136              11.060928       123,174         (2)%
            Non-tax Qualified...........................       4,147              11.060928        45,870         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified...............................     465,748              16.447766     7,660,514          29%
            Non-tax Qualified...........................      42,230              16.447766       694,589          29%

         Dreyfus Stock Index Fund:
            Tax Qualified...............................     779,350              14.867150    11,586,713          19%
            Non-tax Qualified...........................     110,264              14.867150     1,639,311          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified...............................     194,676               13.657521     2,658,792          10%
            Non-tax Qualified...........................      19,399               13.657521       264,942          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified...............................         101               12.893630         1,302          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified...............................       2,380                9.796953        23,317         (2)%(a)
            Non-tax Qualified...........................       3,679                9.796953        36,043         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified...............................     168,053               12.410474     2,085,617           5%
            Non-tax Qualified...........................      60,188               12.410474       746,962           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified...............................     396,464               17.534950     6,951,976          36%
            Non-tax Qualified...........................      82,691               17.534950     1,449,983          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified...............................      97,542               11.255695     1,097,903           7%
            Non-tax Qualified...........................      12,538               11.255695       141,124           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Fidelity VIP - Overseas Portfolio -
      Service Class:
            Tax Qualified ................................    16,652               17.171657       285,942          41%
            Non-tax Qualified ............................     7,383               17.171657       126,778          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................   357,916               15.712599     5,623,791          23%
            Non-tax Qualified ............................    53,716               15.712599       844,018          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................    60,701               12.683293       769,889           3%
            Non-tax Qualified ............................    18,169               12.683293       230,443           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ................................     1,189               14.580968        17,337          28%
            Non-tax Qualified ............................       167               14.580968         2,435          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................    32,797               10.651741       349,345           0%
            Non-tax Qualified ............................     9,454               10.651741       100,702           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ................................   286,356               12.829034     3,673,671           3%
            Non-tax Qualified ............................    73,395               12.829034       941,587           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................     5,677               13.882376        78,810          17%
            Non-tax Qualified ............................     1,067               13.882376        14,812          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ................................    20,185               14.846771       299,682          22%
            Non-tax Qualified ............................     4,952               14.846771        73,521          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................   163,660                9.515930     1,557,377         (3)%
            Non-tax Qualified ............................    38,632                9.515930       367,619         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ................................     9,774               10.552305       103,138           2%
            Non-tax Qualified ............................     1,849               10.552305        19,511           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ................................   181,296               10.468792     1,897,950           4%
            Non-tax Qualified ............................    44,218               10.468792       462,909           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ................................     2,820               10.290756        29,020           0%
            Non-tax Qualified ............................     1,818               10.290756        18,709           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................     6,679               14.654661        97,878          20%
            Non-tax Qualified ............................       310               14.654661         4,543          20%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ................................     1,653               20.352098        33,642         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ................................    47,149               16.391038       772,821          26%
            Non-tax Qualified ............................     3,348               16.391038        54,877          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ................................    27,603               17.267747       476,642          42%
            Non-tax Qualified ............................     3,714               17.267747        64,132          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................    34,606               23.148836       801,089          83%
            Non-tax Qualified ............................     7,117               23.148836       164,750          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ................................     3,117               12.489739        38,931         (4)%
            Non-tax Qualified ............................       419               12.489739         5,233         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................   502,732               12.684916     6,377,113           6%
            Non-tax Qualified ............................   114,438               12.684916     1,451,636           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................    58,521               14.648600       857,251          14%
            Non-tax Qualified ............................     5,523               14.648600        80,904          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................    57,486               21.426404     1,231,718          52%
            Non-tax Qualified ............................     6,612               21.426404       141,671          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................    32,593               12.591929       410,409           6%
            Non-tax Qualified ............................     6,025               12.591929        75,866           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................    60,543               23.954947     1,450,304          82%
            Non-tax Qualified ............................    13,307               23.954947       318,768          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................    89,709               18.556149     1,664,654          40%
            Non-tax Qualified ............................    17,465               18.556149       324,083          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................    45,934               14.854438       682,324          20%
            Non-tax Qualified ............................    16,741               14.854438       248,678          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     5,224               25.026598       130,739          98%
            Non-tax Qualified ............................     1,848               25.026598        46,249          98%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified...............................       1,570               11.869689        18,635          20%
            Non-tax Qualified...........................          44               11.869689           522          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified...............................       3,839                9.949557        38,196         (4)%
            Non-tax Qualified...........................         223                9.949557         2,219         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified...............................       2,110               12.499772        26,375           5%
            Non-tax Qualified...........................         136               12.499772         1,700           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified...............................       2,131               17.529681        37,356          52%
            Non-tax Qualified...........................         201               17.529681         3,523          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified...............................       1,939               20.760969        40,256          62%
            Non-tax Qualified...........................       1,102               20.760969        22,879          62%

      Asset fee @ 1.15% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified...............................      41,838               14.599165       610,800          17%
            Non-tax Qualified...........................         872               14.599165        12,730          17%

         American Century VP -
         American Century VP International:
            Tax Qualified...............................      13,984               19.557409       273,491          62%
            Non-tax Qualified...........................       1,685               19.557409        32,954          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified...............................         780               11.053935         8,622          (2)%
            Non-tax Qualified...........................       2,303               11.053935        25,457          (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified...............................      73,377               16.437396     1,206,127          29%
            Non-tax Qualified...........................       7,945               16.437396       130,595          29%

         Dreyfus Stock Index Fund:
            Tax Qualified...............................     191,388               14.857773     2,843,599          19%
            Non-tax Qualified...........................      30,346               14.857773       450,874          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified...............................      66,469               13.648909       907,229          10%
            Non-tax Qualified...........................       5,722               13.648909        78,099          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified...............................          82                9.793677           803         (2)%(a)
            Non-tax Qualified...........................       3,439                9.793677        33,680         (2)%(a)



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .................................   30,049               12.402631       372,687           5%
            Non-tax Qualified .............................    9,774               12.402631       121,223           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .................................   99,919               17.523903     1,750,971          36%
            Non-tax Qualified .............................   22,750               17.523903       398,669          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .................................   22,133               11.248584       248,965           7%
            Non-tax Qualified .............................    4,648               11.248584        52,283           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .................................    3,415               17.160838        58,604          41%
            Non-tax Qualified .............................      252               17.160838         4,325          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................   60,592               15.702687       951,457          23%
            Non-tax Qualified .............................    9,052               15.702687       142,141          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................    9,541               12.675276       120,935           3%
            Non-tax Qualified .............................    5,617               12.675276        71,197           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .................................      110               14.571756         1,603          28%
            Non-tax Qualified .............................      191               14.571756         2,783          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .................................    6,878               10.645005        73,216           0%
            Non-tax Qualified .............................      443               10.645005         4,716           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .................................  126,187               12.820934     1,617,835           3%
            Non-tax Qualified .............................   19,193               12.820934       246,072           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified .................................    1,743               13.873607        24,182          17%
            Non-tax Qualified .............................      835               13.873607        11,584          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified .................................    5,296               14.837408        78,579          22%
            Non-tax Qualified .............................      277               14.837408         4,110          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .................................   71,434                9.509925       679,332         (3)%
            Non-tax Qualified .............................   15,177                9.509925       144,332         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified .................................      958               10.545637        10,103           2%
            Non-tax Qualified .............................      428               10.545637         4,514           2%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Money Market Fund:
            Tax Qualified ................................    14,690               10.462170       153,689           4%
            Non-tax Qualified ............................     3,569               10.462170        37,339           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ................................     1,562               10.284262        16,064           0%
            Non-tax Qualified ............................     2,287               10.284262        23,520           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................       927               14.645409        13,576          20%
            Non-tax Qualified ............................        30               14.645409           439          20%

         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Tax Qualified ................................       346               20.345317         7,039         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ................................     9,141               16.380692       149,736          26%
            Non-tax Qualified ............................     1,774               16.380692        29,059          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ................................     3,239               17.256864        55,895          42%
            Non-tax Qualified ............................     6,788               17.256864       117,140          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................     5,918               23.134244       136,908          83%
            Non-tax Qualified ............................       626               23.134244        14,482          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ................................     1,129               12.481871        14,092         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................   109,816               12.676933     1,392,130           6%
            Non-tax Qualified ............................    30,070               12.676933       381,195           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................    11,569               14.639366       169,363          14%
            Non-tax Qualified ............................     1,080               14.639366        15,811          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     8,306               21.412911       177,856          52%
            Non-tax Qualified ............................       271               21.412911         5,803          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................    12,897               12.583972       162,295           6%
            Non-tax Qualified ............................       416               12.583972         5,235           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................    15,859               23.939845       379,662          81%
            Non-tax Qualified ............................     2,162               23.939845        51,758          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................    22,240               18.544459       412,429          40%
            Non-tax Qualified ............................     6,950               18.544459       128,884          40%




                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................    13,715               14.845060       203,600          20%
            Non-tax Qualified ............................     3,367               14.845060        49,983          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     1,298               25.010854        32,464          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................       749               11.862189         8,885          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................       955                9.943271         9,496         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................     1,740               12.491882        21,736           5%
            Non-tax Qualified ............................     1,140               12.491882        14,241           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ................................        39               17.518646           683          52%
            Non-tax Qualified ............................     2,167               17.518646        37,963          52%

   Asset fee @ 1.20% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................   390,363               14.495483     5,658,500          17%
            Non-tax Qualified ............................   453,751               14.495483     6,577,340          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................   310,968               17.674116     5,496,085          62%
            Non-tax Qualified ............................   776,659               17.674116    13,726,761          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................   144,253               11.263216     1,624,753         (2)%
            Non-tax Qualified ............................   206,988               11.263216     2,331,351         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................   211,081               16.397708     3,461,245          29%
            Non-tax Qualified ............................   352,551               16.397708     5,781,028          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................ 1,214,481               14.736468    17,897,160          19%
            Non-tax Qualified ............................ 2,733,494               14.736468    40,282,047          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................   248,570               13.442893     3,341,500          10%
            Non-tax Qualified ............................   529,646               13.442893     7,119,975          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified ................................     9,327               12.890242       120,227          29%(a)
            Non-tax Qualified ............................    14,047               12.890242       181,069          29%(a)


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................    37,796                9.790385       370,037         (2)%(a)
            Non-tax Qualified ............................    71,657                9.790385       701,550         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................   490,730               12.440601     6,104,976           5%
            Non-tax Qualified ............................ 1,018,907               12.440601    12,675,815           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................ 1,060,518               17.653733    18,722,102          36%
            Non-tax Qualified ............................ 2,167,614               17.653733    38,266,479          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................   394,597               11.087928     4,375,263           7%
            Non-tax Qualified ............................ 1,947,554               11.087928    21,594,339           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ................................   228,568               15.900927     3,634,443          41%
            Non-tax Qualified ............................   472,612               15.900927     7,514,969          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................   753,984               15.457984    11,655,073          23%
            Non-tax Qualified ............................ 1,358,802               15.457984    21,004,340          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................   300,684               12.785954     3,844,532           3%
            Non-tax Qualified ............................   782,813               12.785954    10,009,011           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ................................    21,613               14.572201       314,949          28%
            Non-tax Qualified ............................    44,276               14.572201       645,199          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................   104,760               10.735723     1,124,674           0%
            Non-tax Qualified ............................   158,605               10.735723     1,702,739           0%

         Nationwide SAT -
            Capital Appreciation Fund:
            Tax Qualified ................................   288,532               12.767993     3,683,975           3%
            Non-tax Qualified ............................   668,662               12.767993     8,537,472           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................    31,013               13.963829       433,060          17%
            Non-tax Qualified ............................    66,421               13.963829       927,491          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ................................    58,262               14.267173       831,234          21%
            Non-tax Qualified ............................   151,804               14.267173     2,165,814          21%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ............................       446,335                9.816007     4,381,227         (4)%
            Non-tax Qualified ........................     1,049,111                9.816007    10,298,081         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ............................        71,728               10.764664       772,128           2%
            Non-tax Qualified ........................       141,476               10.764664     1,522,942           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ............................     1,603,815               10.489614    16,823,400           4%
            Non-tax Qualified ........................     5,432,154               10.489614    56,981,199           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ............................        83,987               10.510552       882,750           0%
            Non-tax Qualified ........................       292,600               10.510552     3,075,388           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ............................        26,844               14.644558       393,119          19%
            Non-tax Qualified ........................        56,268               14.644558       824,020          19%

         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Tax Qualified ............................        29,934               20.338511       608,813         103%(a)
            Non-tax Qualified ........................        40,321               20.338511       820,069         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ............................        73,887               15.896867     1,174,572          26%
            Non-tax Qualified ........................       228,412               15.896867     3,631,035          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ............................       105,198               17.099098     1,798,791          42%
            Non-tax Qualified ........................       624,875               17.099098    10,684,799          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ............................        96,278               22.750997     2,190,420          83%
            Non-tax Qualified ........................       201,108               22.750997     4,575,408          83%

      Nationwide SAT - Strategic Value Fund:
            Tax Qualified ............................        16,167               11.949113       193,181         (4)%
            Non-tax Qualified ........................        23,436               11.949113       280,039         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ............................       347,616               12.646339     4,396,070           6%
            Non-tax Qualified ........................       697,017               12.646339     8,814,713           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ............................       127,606               13.976229     1,783,451          14%
            Non-tax Qualified ........................       282,638               13.976229     3,950,213          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ............................       124,678               20.834304     2,597,579          52%
            Non-tax Qualified ........................       324,267               20.834304     6,755,877          52%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ...............................     93,733               12.539993     1,175,411           6%
            Non-tax Qualified ...........................    219,432               12.539993     2,751,676           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ...............................     87,884               23.512658     2,066,386          81%
            Non-tax Qualified ...........................    858,422               23.512658    20,183,783          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................    202,090               17.848621     3,607,028          40%
            Non-tax Qualified ...........................    434,906               17.848621     7,762,472          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ...............................    231,091               14.609212     3,376,057          20%
            Non-tax Qualified ...........................    615,542               14.609212     8,992,584          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ...............................     48,845               23.947713     1,169,726          98%
            Non-tax Qualified ...........................    117,449               23.947713     2,812,635          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ...............................     37,006               12.649846       468,120          20%
            Non-tax Qualified ...........................     53,488               12.649846       676,615          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ...............................     41,224               10.253920       422,708         (5)%
            Non-tax Qualified ...........................    113,232               10.253920     1,161,072         (5)%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Tax Qualified ...............................     69,363               10.060160       697,803           1%(a)
            Non-tax Qualified ...........................    219,452               10.060160     2,207,722           1%(a)

         Victory VIF - Investment Quality Bond
         Fund - Class A:
            Tax Qualified ...............................     21,371                9.930934       212,234         (1)%(a)
            Non-tax Qualified ...........................     50,141                9.930934       497,947         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Tax Qualified ...............................      2,419                9.896766        23,940         (1)%(a)
            Non-tax Qualified ...........................     33,474                9.896766       331,284         (1)%(a)

         Warburg Pincus Trust -
         Growth & Income Portfolio:
         Tax Qualified ..................................     40,679               12.269490       499,111           5%
            Non-tax Qualified ...........................     35,459               12.269490       435,064           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ...............................     56,396               16.374564       923,460          52%
            Non-tax Qualified ...........................    319,083               16.374564     5,224,845          52%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ................................    23,863               20.579437       491,087          62%
            Non-tax Qualified ............................    51,497               20.579437     1,059,779          62%

      Asset fee @ 1.25% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................    32,451               14.485724       470,076          17%
            Non-tax Qualified ............................    73,685               14.485724     1,067,381          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................    16,086               17.662250       284,115          62%
            Non-tax Qualified ............................    39,926               17.662250       705,183          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................    10,844               11.255628       122,056         (2)%
            Non-tax Qualified ............................    28,843               11.255628       324,646         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................    23,551               16.386683       385,923          28%
            Non-tax Qualified ............................    24,892               16.386683       407,897          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................   115,398               14.726559     1,699,415          19%
            Non-tax Qualified ............................   168,383               14.726559     2,479,702          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................    17,550               13.433832       235,764          10%
            Non-tax Qualified ............................    32,907               13.433832       442,067          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified ................................     2,408               12.888550        31,036          29%(a)
            Non-tax Qualified ............................        83               12.888550         1,070          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................       407                9.787093         3,983         (2)%(a)
            Non-tax Qualified ............................       441                9.787093         4,316         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................    53,847               12.432231       669,438           5%
            Non-tax Qualified ............................   113,198               12.432231     1,407,304           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................    67,791               17.641868     1,195,960          36%
            Non-tax Qualified ............................   131,571               17.641868     2,321,158          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................    21,064               11.080460       233,399           7%
            Non-tax Qualified ............................    37,233               11.080460       412,559           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Fidelity VIP - Overseas Portfolio -
      Service Class:
            Tax Qualified .................................    6,292               15.890221        99,981          41%
            Non-tax Qualified .............................   47,996               15.890221       762,667          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................   46,664               15.447579       720,846          23%
            Non-tax Qualified .............................   87,382               15.447579     1,349,840          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................   21,257               12.777351       271,608           3%
            Non-tax Qualified .............................   33,643               12.777351       429,868           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .................................      164               14.562396         2,388          28%
            Non-tax Qualified .............................      315               14.562396         4,587          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .................................    3,364               10.728485        36,091           0%
            Non-tax Qualified .............................   12,442               10.728485       133,484           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .................................   44,120               12.759401       562,945           3%
            Non-tax Qualified .............................   38,127               12.759401       486,478           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified .................................    1,513               13.954430        21,113          17%
            Non-tax Qualified .............................    2,255               13.954430        31,467          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified .................................    1,280               14.257588        18,250          21%
            Non-tax Qualified .............................   16,120               14.257588       229,832          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .................................   31,768                9.809384       311,625         (4)%
            Non-tax Qualified .............................   45,842                9.809384       449,682         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified .................................    2,505               10.757403        26,947           2%
            Non-tax Qualified .............................    9,925               10.757403       106,767           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified .................................  114,913               10.482530     1,204,579           4%
            Non-tax Qualified .............................   84,738               10.482530       888,269           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified .................................      182               10.503468         1,912           0%
            Non-tax Qualified .............................    3,903               10.503468        40,995           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified .................................       82               14.634711         1,200          19%
            Non-tax Qualified .............................    3,058               14.634711        44,753          19%




                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ..................................     681               20.331712        13,846         103%(a)
            Non-tax Qualified ..............................   3,667               20.331712        74,556         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ..................................   8,738               15.886176       138,813          26%
            Non-tax Qualified ..............................   7,074               15.886176       112,379          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ..................................   5,336               17.087592        91,179          42%
            Non-tax Qualified ..............................  15,997               17.087592       273,350          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ..................................  10,320               22.735718       234,633          82%
            Non-tax Qualified ..............................  26,153               22.735718       594,607          82%

         Nationwide SAT - Strategic Value Fund:
            Non-tax Qualified ..............................   6,717               11.941061        80,208         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ..................................  60,863               12.637807       769,175           6%
            Non-tax Qualified ..............................  40,210               12.637807       508,166           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ..................................   5,731               13.966839        80,044          13%
            Non-tax Qualified ..............................   8,235               13.966839       115,017          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ..................................   7,129               20.820318       148,428          52%
            Non-tax Qualified ..............................  21,720               20.820318       452,217          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ..................................   5,718               12.531553        71,655           6%
            Non-tax Qualified ..............................  31,254               12.531553       391,661           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ..................................  13,081               23.496887       307,363          81%
            Non-tax Qualified ..............................  35,413               23.496887       832,095          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ..................................  15,853               17.836627       282,764          40%
            Non-tax Qualified ..............................  38,019               17.836627       678,131          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ..................................  26,462               14.599387       386,329          20%
            Non-tax Qualified ..............................  74,917               14.599387     1,093,742          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ..................................   2,640               23.931619        63,179          98%
            Non-tax Qualified ..............................   7,039               23.931619       168,455          98%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................        57               12.641312           721          19%
            Non-tax Qualified ............................       695               12.641312         8,786          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................     1,283               10.247016        13,147         (5)%
            Non-tax Qualified ............................       557               10.247016         5,708         (5)%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Non-tax Qualified ............................     4,891               10.057633        49,192           1%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Non-tax Qualified ............................       883                9.928452         8,767         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Non-tax Qualified ............................       772                9.894290         7,638         (1)%(a)

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................     3,436               12.261224        42,130           5%
            Non-tax Qualified ............................     1,916               12.261224        23,493           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ................................    18,145               16.363554       296,917          52%
            Non-tax Qualified ............................     7,363               16.363554       120,485          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ................................     3,938               20.565582        80,987          61%
            Non-tax Qualified ............................       175               20.565582         3,599          61%

      Asset fee @ 1.30% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................   107,904               14.475981     1,562,016          16%
            Non-tax Qualified ............................   108,159               14.475981     1,565,708          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................    72,753               17.650383     1,284,118          62%
            Non-tax Qualified ............................   110,844               17.650383     1,956,439          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................    12,775               11.248045       143,694         (2)%
            Non-tax Qualified ............................    28,730               11.248045       323,156         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................    66,205               16.375662     1,084,151          28%
            Non-tax Qualified ............................    61,114               16.375662     1,000,782          28%


                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Dreyfus Stock Index Fund:
            Tax Qualified .............................      684,723               14.716647    10,076,827          19%
            Non-tax Qualified .........................    1,041,506               14.716647    15,327,476          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified .............................      124,739               13.424790     1,674,595          10%
            Non-tax Qualified .........................      114,009               13.424790     1,530,547          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified .............................        1,134               12.886864        14,614          29%(a)
            Non-tax Qualified .........................        3,490               12.886864        44,975          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified .............................       19,483                9.783812       190,618          (2)%(a)
            Non-tax Qualified .........................       15,280                9.783812       149,497          (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .............................      173,109               12.423854     2,150,681           5%
            Non-tax Qualified .........................      182,235               12.423854     2,264,061           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .............................      348,114               17.630000     6,137,250          36%
            Non-tax Qualified .........................      551,381               17.630000     9,720,847          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .............................      132,077               11.072984     1,462,487           7%
            Non-tax Qualified .........................      147,420               11.072984     1,632,379           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .............................       86,682               15.879549     1,376,471          41%
            Non-tax Qualified .........................      124,203               15.879549     1,972,288          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .............................      198,360               15.437189     3,062,121          23%
            Non-tax Qualified .........................      274,482               15.437189     4,237,231          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .............................       89,914               12.768758     1,148,090           3%
            Non-tax Qualified .........................      105,265               12.768758     1,344,103           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .............................        3,978               14.552579        57,890          28%
            Non-tax Qualified .........................        6,216               14.552579        90,459          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .............................       17,631               10.721257       189,026           0%
            Non-tax Qualified .........................       45,688               10.721257       489,833           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .............................      104,562               12.750810     1,333,250           3%
            Non-tax Qualified .........................      341,164               12.750810     4,350,117           3%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Equity Income Fund:
            Tax Qualified .............................        7,226               13.945030       100,767          17%
            Non-tax Qualified .........................       19,226               13.945030       268,107          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified .............................       46,323               14.247974       660,009          21%
            Non-tax Qualified .........................       71,266               14.247974     1,015,396          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .............................      247,182                9.802780     2,423,071         (4)%
            Non-tax Qualified .........................      321,361                9.802780     3,150,231         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified .............................       46,078               10.750149       495,345           2%
            Non-tax Qualified .........................       70,255               10.750149       755,252           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified .............................    1,182,057               10.475448    12,382,577           3%
            Non-tax Qualified .........................    1,157,296               10.475448    12,123,194           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified .............................       48,359               10.496386       507,595           0%
            Non-tax Qualified .........................       61,675               10.496386       647,365           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified .............................        2,041               14.624858        29,849          19%
            Non-tax Qualified .........................        8,874               14.624858       129,781          19%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified .............................        4,379               20.324927        89,003         103%(a)
            Non-tax Qualified .........................        8,148               20.324927       165,608         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified .............................       30,908               15.875478       490,679          26%
            Non-tax Qualified .........................       61,322               15.875478       973,516          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified .............................       21,696               17.076087       370,483          42%
            Non-tax Qualified .........................       31,159               17.076087       532,074          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified .............................       57,952               22.720430     1,316,694          82%
            Non-tax Qualified .........................      103,969               22.720430     2,362,220          82%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified .............................        8,003               11.933031        95,500         (4)%
            Non-tax Qualified .........................        9,946               11.933031       118,686         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified .............................      180,091               12.629301     2,274,423           6%
            Non-tax Qualified .........................      176,065               12.629301     2,223,578           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified .............................       61,265               13.957433       855,102          13%
            Non-tax Qualified .........................       40,640               13.957433       567,230          13%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ...............................     29,312               20.806301       609,874          52%
            Non-tax Qualified ...........................     44,345               20.806301       922,655          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ...............................     47,275               12.523110       592,030           6%
            Non-tax Qualified ...........................     36,245               12.523110       453,900           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ...............................     45,369               23.481073     1,065,313          81%
            Non-tax Qualified ...........................     63,400               23.481073     1,488,700          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................    155,303               17.824624     2,768,218          40%
            Non-tax Qualified ...........................    170,308               17.824624     3,035,676          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ...............................     75,394               14.589572     1,099,966          20%
            Non-tax Qualified ...........................    111,371               14.589572     1,624,855          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ...............................     11,607               23.915562       277,588          98%
            Non-tax Qualified ...........................     22,452               23.915562       536,952          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
         Tax Qualified ..................................     21,175               12.632809       267,500          19%
            Non-tax Qualified ...........................     15,744               12.632809       198,891          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ...............................      3,301               10.240102        33,803         (5)%
            Non-tax Qualified ...........................     10,725               10.240102       109,825         (5)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ...............................      2,960               12.252980        36,269           5%
            Non-tax Qualified ...........................     12,757               12.252980       156,311           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ...............................      3,141               16.352558        51,363          51%
            Non-tax Qualified ...........................     15,682               16.352558       256,441          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ...............................      5,441               20.551766       111,822          61%
            Non-tax Qualified ...........................      2,687               20.551766        55,223          61%

      Asset fee @ 1.35% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ...............................     21,978               14.562313       320,051          16%
            Non-tax Qualified ...........................     41,898               14.562313       610,132          16%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         American Century VP -
         American Century VP International:
            Tax Qualified .............................        4,011               19.508116        78,247          62%
            Non-tax Qualified .........................       11,717               19.508116       228,577          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified .............................        2,318               11.026014        25,558         (2)%
            Non-tax Qualified .........................        4,673               11.026014        51,525         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified .............................       24,037               16.395915       394,109          28%
            Non-tax Qualified .........................       17,768               16.395915       291,323          28%

         Dreyfus Stock Index Fund:
            Tax Qualified .............................       65,993               14.820270       978,034          19%
            Non-tax Qualified .........................      129,850               14.820270     1,924,412          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified .............................          987               13.614453        13,437          10%
            Non-tax Qualified .........................        9,554               13.614453       130,072          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified .............................        1,169               12.885161        15,063          29%(a)
            Non-tax Qualified .........................          520               12.885161         6,700          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified .............................        1,186                9.780523        11,600         (2)%(a)
            Non-tax Qualified .........................        4,341                9.780523        42,457         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .............................       16,260               12.371310       201,158           5%
            Non-tax Qualified .........................       53,639               12.371310       663,585           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .............................       31,835               17.479679       556,466          35%
            Non-tax Qualified .........................       80,540               17.479679     1,407,813          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .............................       15,278               11.220168       171,422           7%
            Non-tax Qualified .........................       31,375               11.220168       352,033           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .............................       16,878               17.117558       288,910          41%
            Non-tax Qualified .........................       15,165               17.117558       259,588          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .............................       14,384               15.663065       225,298          22%
            Non-tax Qualified .........................       65,942               15.663065     1,032,854          22%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................      4,087               12.643267        51,673           3%
            Non-tax Qualified ...........................     32,098               12.643267       405,824           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Non-tax Qualified ...........................        676               14.534982         9,826          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................      7,484               10.618109        79,466           0%
            Non-tax Qualified ...........................     10,580               10.618109       112,340           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................     30,426               12.788549       389,104           3%
            Non-tax Qualified ...........................     21,206               12.788549       271,194           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ...............................        898               13.838584        12,427          17%
            Non-tax Qualified ...........................      3,836               13.838584        53,085          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................      5,540               14.799960        81,992          21%
            Non-tax Qualified ...........................      8,676               14.799960       128,404          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................     21,775                9.485894       206,555         (4)%
            Non-tax Qualified ...........................     88,782                9.485894       842,177         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................      7,431               10.519004        78,167           2%
            Non-tax Qualified ...........................      8,672               10.519004        91,221           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................     53,049               10.435669       553,602           3%
            Non-tax Qualified ...........................    206,770               10.435669     2,157,783           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................      4,503               10.258279        46,193           0%
            Non-tax Qualified ...........................     10,846               10.258279       111,261           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ...............................      1,785               14.608445        26,076          19%
            Non-tax Qualified ...........................      1,200               14.608445        17,530          19%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ...............................        373               20.318124         7,579         103%(a)
            Non-tax Qualified ...........................         63               20.318124         1,280         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................      1,206               16.339365        19,705          26%
            Non-tax Qualified ...........................     11,351               16.339365       185,468          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................      6,539               17.213333       112,558          42%
            Non-tax Qualified ...........................      6,103               17.213333       105,053          42%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................       427               23.075929         9,853          82%
            Non-tax Qualified ............................     7,750               23.075929       178,838          82%

         Nationwide SAT - Strategic Value Fund:
            Non-tax Qualified ............................     5,161               12.450334        64,256         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................    23,816               12.644908       301,151           5%
            Non-tax Qualified ............................    35,963               12.644908       454,749           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................     5,332               14.602403        77,860          13%
            Non-tax Qualified ............................     8,307               14.602403       121,302          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     3,548               21.358908        75,781          52%
            Non-tax Qualified ............................     7,645               21.358908       163,289          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................     5,745               12.552194        72,112           6%
            Non-tax Qualified ............................    27,019               12.552194       339,148           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................     1,068               23.879534        25,503          81%
            Non-tax Qualified ............................     1,635               23.879534        39,043          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................     7,034               18.497677       130,113          40%
            Non-tax Qualified ............................    35,537               18.497677       657,352          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................     4,550               14.807604        67,375          20%
            Non-tax Qualified ............................    11,754               14.807604       174,049          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     4,785               24.947866       119,376          98%
            Non-tax Qualified ............................     5,229               24.947866       130,452          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................       362               11.832203         4,283          19%
            Non-tax Qualified ............................     3,217               11.832203        38,064          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................       439                9.918143         4,354         (5)%
            Non-tax Qualified ............................     2,722                9.918143        26,997         (5)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Non-tax Qualified ............................       666               12.460330         8,299           5%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ..............................         631               17.474463        11,026          51%
            Non-tax Qualified ..........................       3,077               17.474463        53,769          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ..............................       1,481               20.695562        30,650          61%
            Non-tax Qualified ..........................       1,853               20.695562        38,349          61%

      Asset fee @ 1.40% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................       6,866               14.553111        99,922          16%
            Non-tax Qualified ..........................       1,803               14.553111        26,239          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................       5,609               19.495801       109,352          62%
            Non-tax Qualified ..........................       2,055               19.495801        40,064          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................       5,362               11.019041        59,084         (2)%
            Non-tax Qualified ..........................       2,563               11.019041        28,242         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..............................       2,832               16.385550        46,404          28%
            Non-tax Qualified ..........................       4,225               16.385550        69,229          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ..............................      58,371               14.810885       864,526          19%
            Non-tax Qualified ..........................      14,182               14.810885       210,048          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..............................      19,504               13.605834       265,368          10%
            Non-tax Qualified ..........................       3,244               13.605834        44,137          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ..............................           8                9.777237            78         (2)%(a)
            Non-tax Qualified ..........................         174                9.777237         1,701         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ..............................      12,284               12.363474       151,873           5%
            Non-tax Qualified ..........................       7,210               12.363474        89,141           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..............................      33,817               17.468631       590,737          35%
            Non-tax Qualified ..........................      11,807               17.468631       206,252          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ..............................       1,729               11.213084        19,387           7%
            Non-tax Qualified ..........................       5,530               11.213084        62,008           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ..............................         730               17.106743        12,488          40%
            Non-tax Qualified ..........................       1,826               17.106743        31,237          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ..............................      13,606               15.653161       212,977          22%
            Non-tax Qualified ..........................       5,351               15.653161        83,760          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ..............................       8,255               12.635267       104,304           3%
            Non-tax Qualified ..........................       2,412               12.635267        30,476           3%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ..............................       2,247               10.611396        23,844         (1)%
            Non-tax Qualified ..........................         317               10.611396         3,364         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ..............................      31,154               12.780450       398,162           3%
            Non-tax Qualified ..........................      15,231               12.780450       194,659           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ..............................         654               13.829829         9,045          17%
            Non-tax Qualified ..........................       1,566               13.829829        21,658          17%

         Nationwide SAT - Global Equity Fund:
            Non-tax Qualified ..........................       1,502               14.790595        22,215          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ..............................       5,335                9.479885        50,575         (4)%
            Non-tax Qualified ..........................       2,731                9.479885        25,890         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ..............................       2,780               10.512337        29,224           2%
            Non-tax Qualified ..........................          84               10.512337           883           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ..............................       4,154               10.429048        43,322           3%
            Non-tax Qualified ..........................       1,374               10.429048        14,330           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ..............................         935               10.251777         9,585           0%
            Non-tax Qualified ..........................          68               10.251777           697           0%

         Nationwide SAT -
            Select Advisers Mid Cap Fund:
            Tax Qualified ..............................         871               14.599208        12,716          19%

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ..............................       1,066               16.329040        17,407          26%
            Non-tax Qualified ..........................       1,813               16.329040        29,605          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ..............................       1,566               17.202461        26,939          42%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................     2,853               23.061361        65,794          82%
            Non-tax Qualified ............................       540               23.061361        12,453          82%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ................................     2,417               12.442449        30,073         (4)%
            Non-tax Qualified ............................       981               12.442449        12,206         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................    53,495               12.636905       676,011           5%
            Non-tax Qualified ............................    17,353               12.636905       219,288           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................     1,157               14.593171        16,884          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     4,508               21.345408        96,225          52%
            Non-tax Qualified ............................     1,022               21.345408        21,815          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................     4,022               12.544255        50,453           6%
            Non-tax Qualified ............................       752               12.544255         9,433           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................     2,253               23.864429        53,767          81%
            Non-tax Qualified ............................     2,302               23.864429        54,936          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................    11,468               18.485985       211,997          40%
            Non-tax Qualified ............................     6,224               18.485985       115,057          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................    16,970               14.798240       251,126          20%
            Non-tax Qualified ............................     5,156               14.798240        76,300          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     1,166               24.932117        29,071          97%
            Non-tax Qualified ............................       592               24.932117        14,760          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................     2,497               11.824722        29,526          19%
            Non-tax Qualified ............................       221               11.824722         2,613          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................       250                9.911855         2,478         (5)%
            Non-tax Qualified ............................       889                9.911855         8,812         (5)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................     4,826               12.452445        60,095           5%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURNL(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ................................       451               17.463426         7,876          51%
            Non-tax Qualified ............................       202               17.463426         3,528          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ................................       980               20.682481        20,269          61%
            Non-tax Qualified ............................       179               20.682481         3,702          61%

      Asset fee @ 1.45% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................       414               14.543892         6,021          16%
            Non-tax Qualified ............................     2,924               14.543892        42,526          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................     2,509               19.483474        48,884          62%
            Non-tax Qualified ............................     3,787               19.483474        73,784          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................     1,405               11.012072        15,472         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     4,973               16.375184        81,434          28%
            Non-tax Qualified ............................    12,145               16.375184       198,877          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................    24,817               14.801530       367,330          19%
            Non-tax Qualified ............................    33,993               14.801530       503,148          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................     4,035               13.597232        54,865          10%
            Non-tax Qualified ............................     2,220               13.597232        30,186          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................        52                9.773948           508         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................     6,732               12.355641        83,178           5%
            Non-tax Qualified ............................    20,584               12.355641       254,329           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................    11,174               17.457597       195,071          35%
            Non-tax Qualified ............................    11,399               17.457597       198,999          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................     1,302               11.205978        14,590           7%
            Non-tax Qualified ............................     1,902               11.205978        21,314           7%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ...............................      1,185               17.095933        20,259          40%
            Non-tax Qualified ...........................        320               17.095933         5,471          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................      5,156               15.643260        80,657          22%
            Non-tax Qualified ...........................      2,495               15.643260        39,030          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................        848               12.627255        10,708           3%
            Non-tax Qualified ...........................        635               12.627255         8,018           3%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................      3,235               10.604669        34,306         (1)%
            Non-tax Qualified ...........................      1,697               10.604669        17,996         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................      5,318               12.772360        67,923           3%
            Non-tax Qualified ...........................      8,223               12.772360       105,027           3%

         Nationwide SAT - Equity Income Fund:
            Non-tax Qualified ...........................        230               13.821079         3,179          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................      1,409               14.781243        20,827          21%
            Non-tax Qualified ...........................        298               14.781243         4,405          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................      2,805                9.473867        26,574         (4)%
            Non-tax Qualified ...........................     25,195                9.473867       238,694         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................      1,761               10.505688        18,501           2%
            Non-tax Qualified ...........................        522               10.505688         5,484           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................     17,714               10.422427       184,623           3%
            Non-tax Qualified ...........................      9,674               10.422427       100,827           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................        332               10.245290         3,401           0%
            Non-tax Qualified ...........................        414               10.245290         4,242           0%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ...............................      1,671               20.304522        33,929         103%(a)
            Non-tax Qualified ...........................        199               20.304522         4,041         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................      2,229               16.318704        36,374          26%
            Non-tax Qualified ...........................        722               16.318704        11,782          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................        735               17.191574        12,636          42%
            Non-tax Qualified ...........................        107               17.191574         1,839          42%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified .................................    4,278               23.046789        98,594          82%
            Non-tax Qualified .............................      909               23.046789        20,950          82%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified .................................    2,281               12.434581        28,363         (4)%
            Non-tax Qualified .............................      644               12.434581         8,008         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified .................................   15,219               12.628895       192,199           5%
            Non-tax Qualified .............................   29,418               12.628895       371,517           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified .................................    1,068               14.583938        15,576          13%
            Non-tax Qualified .............................      416               14.583938         6,067          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .................................    1,230               21.331920        26,238          52%
            Non-tax Qualified .............................    1,717               21.331920        36,627          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .................................    4,900               12.536312        61,428           6%
            Non-tax Qualified .............................    1,254               12.536312        15,721           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .................................    1,448               23.849355        34,534          81%
            Non-tax Qualified .............................   24,213               23.849355       577,464          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .................................    3,780               18.474301        69,833          40%
            Non-tax Qualified .............................      167               18.474301         3,085          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .................................    6,006               14.788879        88,822          20%
            Non-tax Qualified .............................    5,080               14.788879        75,128          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Non-tax Qualified .............................   15,963               24.916384       397,740          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified .................................      175               11.817233         2,068          19%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified .................................      576               17.452381        10,053          51%
            Non-tax Qualified .............................      160               17.452381         2,792          51%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Asset fee @ 1.50% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................     3,663               14.534695        53,241          16%
            Non-tax Qualified ............................     6,265               14.534695        91,060          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................     8,561               19.471172       166,693          62%
            Non-tax Qualified ............................    26,531               19.471172       516,590          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................     3,088               11.005082        33,984         (2)%
            Non-tax Qualified ............................     4,545               11.005082        50,018         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     4,710               16.364824        77,078          28%
            Non-tax Qualified ............................     6,899               16.364824       112,901          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................    23,916               14.792159       353,769          19%
            Non-tax Qualified ............................   161,203               14.792159     2,384,540          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................     4,670               13.588614        63,459          10%
            Non-tax Qualified ............................    13,830               13.588614       187,931          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................       836                9.770666         8,168         (2)%(a)
            Non-tax Qualified ............................       709                9.770666         6,927         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................     6,909               12.347825        85,311           5%
            Non-tax Qualified ............................    22,337               12.347825       275,813           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................    14,697               17.446540       256,412          35%
            Non-tax Qualified ............................    48,559               17.446540       847,187          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................     5,498               11.198884        61,571           6%
            Non-tax Qualified ............................     5,829               11.198884        65,278           6%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ................................     5,314               17.085125        90,790          40%
            Non-tax Qualified ............................     5,076               17.085125        86,724          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................    13,326               15.633362       208,330          22%
            Non-tax Qualified ............................    46,095               15.633362       720,620          22%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................     1,253               12.619265        15,812           3%
            Non-tax Qualified ............................    10,842               12.619265       136,818           3%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................     1,182               10.597955        12,527         (1)%
            Non-tax Qualified ............................     5,274               10.597955        55,894         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ................................     8,204               12.764281       104,718           3%
            Non-tax Qualified ............................    21,195               12.764281       270,539           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................     3,142               13.812331        43,398          17%
            Non-tax Qualified ............................       506               13.812331         6,989          17%

         Nationwide SAT - Global Equity Fund:
            Non-tax Qualified ............................     2,864               14.771891        42,307          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................       594                9.467860         5,624         (4)%
            Non-tax Qualified ............................    15,319                9.467860       145,038         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ................................     1,397               10.499020        14,667           2%
            Non-tax Qualified ............................     4,971               10.499020        52,191           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ................................    27,321               10.415808       284,570           3%
            Non-tax Qualified ............................    71,293               10.415808       742,574           3%

        Nationwide SAT -
         Multi Sector Bond Fund:
            Non-tax Qualified ............................       510               10.238786         5,222           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................        95               14.580726         1,385          19%
            Non-tax Qualified ............................       828               14.580726        12,073          19%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Non-tax Qualified ............................    15,068               20.297724       305,846         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ................................     1,330               16.308373        21,690          26%
            Non-tax Qualified ............................    12,715               16.308373       207,361          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ................................     1,878               17.180698        32,265          42%
            Non-tax Qualified ............................     5,539               17.180698        95,164          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................     2,548               23.032196        58,686          82%
            Non-tax Qualified ............................    14,951               23.032196       344,354          82%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Strategic Value Fund:
            Tax Qualified .................................    6,036               12.426696        75,008         (5)%
            Non-tax Qualified .............................      415               12.426696         5,157         (5)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified .................................    4,117               12.620906        51,960           5%
            Non-tax Qualified .............................   13,709               12.620906       173,020           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified .............................    4,796               14.574691        69,900          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .................................    2,024               21.318413        43,148          52%
            Non-tax Qualified .............................    5,716               21.318413       121,856          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .................................       14               12.528364           175           6%
            Non-tax Qualified .............................    3,727               12.528364        46,693           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .................................    1,951               23.834283        46,501          81%
            Non-tax Qualified .............................   21,397               23.834283       509,982          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .................................   10,109               18.462618       186,639          40%
            Non-tax Qualified .............................   11,501               18.462618       212,339          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .................................    6,327               14.779520        93,510          20%
            Non-tax Qualified .............................   11,838               14.779520       174,960          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Non-tax Qualified .............................      338               24.900624         8,416          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Non-tax Qualified .............................      296               11.809742         3,496          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Non-tax Qualified .............................      414                9.899304         4,098         (5)%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Tax Qualified .................................    1,414               10.045034        14,204           0%(a)
            Non-tax Qualified .............................    3,685               10.045034        37,016           0%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Tax Qualified .................................      390                9.916014         3,867         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Tax Qualified .................................      208                9.881888         2,055         (1)%(a)
            Non-tax Qualified .............................      638                9.881888         6,305         (1)%(a)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified .................................       88               12.436688         1,094           5%
            Non-tax Qualified .............................    3,500               12.436688        43,528           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified .................................      455               17.441358         7,936          51%
            Non-tax Qualified .............................    1,102               17.441358        19,220          51%

      Asset fee @ 1.55% rate:

         American Century VP -
         American Century VP International:
            Non-tax Qualified .............................      175               19.458849         3,405          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified .................................    3,076               10.998104        33,830         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified .................................       90               16.354471         1,472          28%
            Non-tax Qualified .............................       90               16.354471         1,472          28%

         Dreyfus Stock Index Fund:
            Tax Qualified .................................    2,465               14.782794        36,440          19%
            Non-tax Qualified .............................    1,115               14.782794        16,483          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Non-tax Qualified .............................      337               13.580004         4,576          10%

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .................................    2,679               12.339995        33,059           5%
            Non-tax Qualified .............................    3,242               12.339995        40,006           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .................................    2,316               17.435504        40,381          35%
            Non-tax Qualified .............................      405               17.435504         7,061          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Non-tax Qualified .............................      718               11.191773         8,036           6%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Non-tax Qualified .............................      190               17.074312         3,244          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................    3,468               15.623458        54,182          22%
            Non-tax Qualified .............................      873               15.623458        13,639          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................    3,980               12.611273        50,193           3%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ................................     4,822               12.756184        61,510           3%
            Non-tax Qualified ............................     1,555               12.756184        19,836           3%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ................................     2,000               14.762540        29,525          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................       139                9.461864         1,315         (4)%
            Non-tax Qualified ............................       426                9.461864         4,031         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Non-tax Qualified ............................       327               10.492359         3,431           2%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................     2,028               14.571500        29,551          19%

         Nationwide SAT - Strategic Growth Fund:
            Non-tax Qualified ............................        69               23.017640         1,588          82%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................     7,634               12.612898        96,287           5%
            Non-tax Qualified ............................       582               12.612898         7,341           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified ............................     1,377               14.565469        20,057          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     1,708               21.304943        36,389          52%
            Non-tax Qualified ............................       235               21.304943         5,007          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Non-tax Qualified ............................       293               12.520433         3,668           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Non-tax Qualified ............................       144               23.819210         3,430          81%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................     3,469               14.770155        51,238          20%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Non-tax Qualified ............................       366               12.428801         4,549           5%

      Asset fee @ 1.60% rate:

         American Century VP -
         American Century VP International:
            Non-tax Qualified ............................        15               19.446544           292          61%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Non-tax Qualified ............................       160               16.344103         2,615          28%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------

         Dreyfus Stock Index Fund:
            Non-tax Qualified ............................     1,231               14.773416        18,186          19%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Non-tax Qualified ............................     1,135               17.424460        19,777          35%

         Nationwide SAT -
         Capital Appreciation Fund:
            Non-tax Qualified ............................     1,104               12.748099        14,074           3%

         Nationwide SAT -
         Government Bond Fund:
            Non-tax Qualified ............................       213                9.455873         2,014         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Non-tax Qualified ............................       131               10.485712         1,374           2%

         Nationwide SAT - Small Cap Value Fund:
            Non-tax Qualified ............................        68               16.287722         1,108          26%

         Nationwide SAT - Strategic Growth Fund:
            Non-tax Qualified ............................        74               23.003080         1,702          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Non-tax Qualified ............................     1,078               18.439240        19,878          39%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Non-tax Qualified ............................        78               17.419297         1,359          51%

      Asset fee @ 1.65% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................       158               14.507084         2,292          16%
            Non-tax Qualified ............................     3,473               14.507084        50,383          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................     1,878               19.434239        36,498          61%
            Non-tax Qualified ............................       469               19.434239         9,115          61%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................     3,221               10.984159        35,380         (2)%
            Non-tax Qualified ............................     1,409               10.984159        15,477         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     6,744               16.333747       110,155          28%
            Non-tax Qualified ............................       779               16.333747        12,724          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................     4,680               14.764046        69,096          19%
            Non-tax Qualified ............................     5,396               14.764046        79,667          19%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified .................................       75               13.562791         1,017          10%
            Non-tax Qualified .............................      234               13.562791         3,174          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Non-tax Qualified .............................      594                9.760781         5,798         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .................................    3,726               12.324339        45,920           5%
            Non-tax Qualified .............................    6,993               12.324339        86,184           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .................................   23,480               17.413426       408,867          35%
            Non-tax Qualified .............................   30,916               17.413426       538,353          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .................................    2,133               11.177582        23,842           6%
            Non-tax Qualified .............................    1,087               11.177582        12,150           6%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .................................      594               17.052691        10,129          40%
            Non-tax Qualified .............................      277               17.052691         4,724          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................    1,471               15.603664        22,953          22%
            Non-tax Qualified .............................   12,941               15.603664       201,927          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................    1,795               12.595275        22,609           2%
            Non-tax Qualified .............................    3,112               12.595275        39,196           2%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .................................      388               14.479873         5,618          27%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .................................    1,116               10.577794        11,805         (1)%
            Non-tax Qualified .............................       60               10.577794           635         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .................................    8,335               12.740010       106,188           3%
            Non-tax Qualified .............................   11,336               12.740010       144,421           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified .................................       32               13.786084           441          17%
            Non-tax Qualified .............................      658               13.786084         9,071          17%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .................................   10,206                9.449856        96,445         (4)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         High Income Bond Fund:
            Non-tax Qualified .............................    1,098               10.479056        11,506           1%

         Nationwide SAT - Money Market Fund:
            Tax Qualified .................................    3,546               10.395950        36,864           3%
            Non-tax Qualified .............................   10,669               10.395950       110,914           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Non-tax Qualified .............................    1,554               10.219313        15,881           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified .................................      120               14.553031         1,746          19%

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified .................................      872               16.277398        14,194          26%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified .................................      228               22.988509         5,241          82%
            Non-tax Qualified .............................      428               22.988509         9,839          82%
         Nationwide SAT - Strategic Value Fund:
            Non-tax Qualified .............................      195               12.403079         2,419         (5)%
         Nationwide SAT - Total Return Fund:
            Tax Qualified .................................      495               12.596911         6,235           5%
            Non-tax Qualified .............................    1,567               12.596911        19,739           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified .............................      156               14.547000         2,269          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .................................      271               21.277954         5,766          51%
            Non-tax Qualified .............................      256               21.277954         5,447          51%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .................................      380               12.504542         4,752           6%
            Non-tax Qualified .............................      845               12.504542        10,566           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .................................    3,311               23.789077        78,766          81%
            Non-tax Qualified .............................    2,068               23.789077        49,196          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .................................      235               18.427568         4,330          39%
            Non-tax Qualified .............................    1,733               18.427568        31,935          39%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .................................   17,731               14.751442       261,558          20%
            Non-tax Qualified .............................    1,074               14.751442        15,843          20%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................       616               24.853443        15,310          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................       423               11.787279         4,986          19%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Non-tax Qualified ............................     1,948               10.037475        19,553           0%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Non-tax Qualified ............................       750                9.908553         7,431         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Non-tax Qualified ............................       432                9.874460         4,266         (1)%(a)

         Warburg Pincus Trust -
         International Equity Portfolio:
            Non-tax Qualified ............................       531               17.408242         9,244          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Non-tax Qualified ............................        23               20.617144           474          61%

      Asset fee @ 1.70% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................        48               10.894734           523           9%
            Non-tax Qualified ............................       169               10.894734         1,841           9%

         American Century VP -
         American Century VP International:
            Non-tax Qualified ............................        48               15.314929           735          53%

         American Century VP -
         American Century VP Value:
            Non-tax Qualified ............................        49                8.780117           430        (12)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................       256               11.868131         3,038          19%
            Non-tax Qualified ............................       330               11.868131         3,916          19%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................     2,986               10.794215        32,232           8%
            Non-tax Qualified ............................       508               10.794215         5,483           8%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................       584               10.184154         5,948           2%
            Non-tax Qualified ............................        38               10.184154           387           2%

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................       305                9.309967         2,840         (7)%
            Non-tax Qualified ............................       459                9.309967         4,273         (7)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................     5,243               12.322268        64,606          23%
            Non-tax Qualified ............................       474               12.322268         5,841          23%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Non-tax Qualified ............................       254               13.058898         3,317          31%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................     2,571               11.278366        28,997          13%
            Non-tax Qualified ............................       455               11.278366         5,132          13%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................       122                9.869824         1,204         (1)%
            Non-tax Qualified ............................        68                9.869824           671         (1)%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................        77                9.481422           730         (5)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Non-tax Qualified ............................       110                9.707627         1,068         (3)%

         Nationwide SAT - Equity Income Fund:
            Non-tax Qualified ............................       102               10.778958         1,099           8%

         Nationwide SAT - Money Market Fund:
            Non-tax Qualified ............................       599               10.209430         6,115           2%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Non-tax Qualified ............................        12               20.270503           243         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Non-tax Qualified ............................        20               11.697140           234          17%

         Nationwide SAT - Small Company Fund:
            Non-tax Qualified ............................       237               14.124755         3,348          41%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................         5               14.658438            73          47%
            Non-tax Qualified ............................       121               14.658438         1,774          47%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................       298                9.851989         2,936         (1)%
            Non-tax Qualified ............................       146                9.851989         1,438         (1)%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified ............................        22                9.968645           219           0%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................        19               15.264119           290          53%
            Non-tax Qualified ............................        99               15.264119         1,511          53%


                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Neuberger & Berman AMT -
         Partners Portfolio:
            Non-tax Qualified ..............................      23                9.504551           219         (5)%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ..................................     429               16.070617         6,894          61%
            Non-tax Qualified ..............................      15               16.070617           241          61%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ..................................     485               12.759449         6,188          28%
            Non-tax Qualified ..............................     176               12.759449         2,246          28%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ..................................   2,487               10.784586        26,821           8%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Non-tax Qualified ..............................      16               15.596564           250          56%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Non-tax Qualified ..............................      23                9.987144           230           0%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Non-tax Qualified ..............................     125                9.340613         1,168         (7)%

      Asset fee @ 1.75% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..................................     375               10.891060         4,084           9%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..................................     132                8.777154         1,159        (12)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..................................     194               11.864126         2,302          19%

         Dreyfus Stock Index Fund:
            Tax Qualified ..................................     820               10.790571         8,848           8%
            Non-tax Qualified ..............................   1,372               10.790571        14,805           8%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..................................     192               10.180717         1,955           2%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..................................     205               12.318116         2,525          23%
            Non-tax Qualified ..............................   7,228               12.318116        89,035          23%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ..................................     153               11.274564         1,725          13%
            Non-tax Qualified ..............................     625               11.274564         7,047          13%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................       133                9.866489         1,312         (1)%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................       191               10.775320         2,058           8%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................       235                9.731842         2,287         (3)%

         Nationwide SAT - Money Market Fund:
            Non-tax Qualified ............................     3,456               10.205942        35,272           2%

         Nationwide SAT - Small Company Fund:
            Non-tax Qualified ............................     1,202               14.120006        16,972          41%

         Nationwide SAT - Total Return Fund:
            Non-tax Qualified ............................     1,503                9.848668        14,803         (2)%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Non-tax Qualified ............................       424               16.065210         6,812          61%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................       183               12.755147         2,334          28%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................        41               10.780952           442           8%
            Non-tax Qualified ............................       504               10.780952         5,434           8%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Non-tax Qualified ............................     1,471                9.009528        13,253        (10)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................        53                9.337456           495         (7)%

      Asset fee @ 1.80% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................     2,334               10.887381        25,411           9%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     2,591               11.860138        30,730          19%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................     3,195               10.786928        34,464           8%
            Non-tax Qualified ............................     1,636               10.786928        17,647           8%

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................       646                9.303685         6,010         (7)%
            Non-tax Qualified ............................     3,863                9.303685        35,940         (7)%


                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                  ANNUAL
                                                             UNITS                UNIT VALUE                     RETURN(b)
                                                           ---------              -----------                    ---------
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ...............................      5,519               12.313961          67,961          23%
            Non-tax Qualified ...........................        268               12.313961           3,300          23%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................        378               11.270766           4,260          13%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................      1,929                9.863165          19,026          (1)%
            Non-tax Qualified ...........................        311                9.863165           3,067          (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................      3,065                9.701077          29,734          (3)%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................        308               14.115240           4,347          41%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ...............................        995                8.542404           8,500         (15)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ...............................         30                9.845340             295          (2)%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................      5,062               12.750840          64,545          28%
            Non-tax Qualified ...........................        270               12.750840           3,443          28%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Non-tax Qualified ...........................      1,312               10.777319          14,140           8%

         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Initial funding by depositor ................    100,000               20.501257       2,050,126         105%(a)

         Victory VIF - Diversified Stock Fund -
         Class A:
            Initial funding by depositor ................    100,000               10.120885       1,012,088           1%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Initial funding by depositor ................    100,000               10.020857       1,002,086           2%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Initial funding by depositor ................    100,000                9.956513         995,651          (4)%(a)
                                                           =========              ==========  --------------

      Reserves for annuity contracts in payout phase:
            Non-tax qualified ...........................                                             17,085
                                                                                              --------------
                                                                                              $6,530,166,060
                                                                                              ==============

(a) Non-annualized. The return was computed for the period 9/27/99, 5/03/99, 5/03/99, 7/01/99, 7/01/99 and 7/01/99 (effective dates) through 12/31/99 for Dreyfus VIF - European Equities Fund, Federated Insurance Series:
     Federated Quality Bond Fund II, Nationwide SAT - Select Advisors Small Cap Growth Fund, Victory VIF - Diversified Stock Fund - Class A, Victory VIF - Investment Quality Bond Fund - Class A and Victory VIF - Small Company Opportunity Fund - Class A, respectively.

(b) The annual return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements:

              (1)  Financial statements included in Prospectus.
                   (Part A):
                   Condensed Financial Information.
                   in Part B:
                   Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus(Part A).

              Nationwide Variable Account-9:

                   Independent Auditors' Report.

                   Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 1999.

                   Statements of Operations for the years ended December 31, 1999 and 1998.

                   Statements of Changes in Contract Owners' Equity for the years ended December 31, 1999 and 1998.

                   Notes to Financial Statements.

              Nationwide Life Insurance Company and subsidiaries:

                   Independent Auditors' Report.

                   Consolidated Balance Sheets as of December 31, 1999 and 1998.

                   Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

                   Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.

                   Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.

                   Notes to Consolidated Financial Statements.

Item 24.  (b) Exhibits

                    (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.
                    (2)  Not Applicable
                    (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.
                    (4) The form of the variable annuity contract - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.
                    (5) Variable Annuity Application - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.
                    (6) Articles of Incorporation of Depositor - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.
                    (7)  Not Applicable
                    (8)  Not Applicable
                    (9) Opinion of Counsel - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.
                    (10) Not Applicable
                    (11) Not Applicable
                    (12) Not Applicable
                    (13) Performance Advertising Calculation
                         Schedule - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.



Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                 NAME AND PRINCIPAL                        POSITIONS AND OFFICES
                  BUSINESS ADDRESS                            WITH DEPOSITOR

                  Lewis J. Alphin                                Director
                  519 Bethel Church Road
                  Mount Olive, NC  28365-6107

                  A. I. Bell                                     Director
                  4121 North River Road West
                  Zanesville, OH  43701


                  Nancy C. Breit                                 Director

                  1767D Westwood Avenue
                  Alliance, OH  44601


                  Yvonne M. Curl                                 Director

                  Xerox Corporation
                  Suite 200
                  1401 H Street NW
                  Washington, DC 20005-2110


                 NAME AND PRINCIPAL                        POSITIONS AND OFFICES
                  BUSINESS ADDRESS                            WITH DEPOSITOR
                  Kenneth D. Davis                               Director
                  7229 Woodmansee Road
                  Leesburg, OH  45135

                  Keith W. Eckel                                 Director
                  1647 Falls Road
                  Clarks Summit, PA 18411

                  Willard J. Engel                               Director
                  301 East Marshall Street
                  Marshall, MN  56258

                  Fred C. Finney                                 Director
                  1558 West Moreland Road
                  Wooster, OH  44691

                  Joseph J. Gasper                         President and Chief Operating Officer
                  One Nationwide Plaza                                 and Director
                  Columbus, OH  43215


                  W. G. Jurgensen                                 Chief Executive Officer
                  One Nationwide Plaza                                 and Director
                  Columbus, OH  43215


                  Dimon R. McFerson                                    Chairman and
                  One Nationwide Plaza                                   Director
                  Columbus, OH  43215

                  David O. Miller                           Chairman of the Board and Director
                  115 Sprague Drive
                  Hebron, OH  43025

                  Ralph M. Paige                                         Director
                  Federation of Southern
                  Cooperatives/Land Assistance Fund
                  2769 Church Street
                  East Point, GA  30344

                  James F. Patterson                                     Director
                  8765 Mulberry Road
                  Chesterland, OH  44026

                  Arden L. Shisler                                       Director
                  1356 North Wenger Road
                  Dalton, OH  44618

                  Robert L. Stewart                                      Director
                  88740 Fairview Road
                  Jewett, OH  43986

                  Richard D. Headley                             Executive Vice President
                  One Nationwide Plaza
                  Columbus, OH 43215


                 NAME AND PRINCIPAL                        POSITIONS AND OFFICES
                  BUSINESS ADDRESS                            WITH DEPOSITOR

                  Michael S. Helfer                             Executive Vice President -
                  One Nationwide Plaza                              Corporate Strategy
                  Columbus, OH  43215



                  Donna A James                                 Executive Vice President -
                  One Nationwide Plaza                         Chief Administrative Officer
                  Columbus, OH  43215


                  Robert A. Oakley                              Executive Vice President -
                  One Nationwide Plaza                            Chief Financial Officer
                  Columbus, OH  43215

                  Robert J. Woodward, Jr.                       Executive Vice President -
                  One Nationwide Plaza                           Chief Investment Officer
                  Columbus, OH  43215

                  Charles A. Bryan                               Senior Vice President -
                  One Nationwide Plaza                     Chief Actuary - Property and Casualty
                  Columbus, OH 43215

                  John R. Cook, Jr.                              Senior Vice President -
                  One Nationwide Plaza                         Chief Communications Officer
                  Columbus, OH  43215

                  Thomas L. Crumrine                               Senior Vice President
                  One Nationwide Plaza
                  Columbus, OH 43215

                  David A. Diamond                               Senior Vice President -
                  One Nationwide Plaza                             Corporate Controller
                  Columbus, OH 43215

                  Philip C. Gath                                 Senior Vice President -
                  One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                  Columbus, OH  43215

                  Patricia R. Hatler                              Senior Vice President,
                  One Nationwide Plaza                         General Counsel and Secretary
                  Columbus, OH 43215

                  David K. Hollingsworth                         Senior Vice President -
                  One Nationwide Plaza                           Business Development and
                  Columbus, OH 43215                                 Sponsor Relations


                  David R. Jahn                                  Senior Vice President -
                  One Nationwide Plaza                              Project Management
                  Columbus, OH 43215


                  Richard A. Karas                           Senior Vice President - Sales -
                  One Nationwide Plaza                              Financial Services
                  Columbus, OH  43215


                 NAME AND PRINCIPAL                        POSITIONS AND OFFICES
                  BUSINESS ADDRESS                            WITH DEPOSITOR
                  Gregory S. Lashutka                            Senior Vice President -
                  One Nationwide Plaza                              Corporate Relations
                  Columbus, OH 43215

                  Edwin P. McCausland, Jr.                       Senior Vice President -
                  One Nationwide Plaza                            Fixed Income Securities
                  Columbus, OH 43215


                  Mark D. Phelan                                 Senior Vice President -
                  One Nationwide Plaza                           Chief Technology Officer
                  Columbus, OH 43215


                  Douglas C. Robinette                           Senior Vice President -
                  One Nationwide Plaza                                    Claims
                  Columbus, OH  43215

                  Mark R. Thresher                               Senior Vice President -
                  One Nationwide Plaza                        Finance - Nationwide Financial
                  Columbus, OH 43215

                  Richard M. Waggoner                            Senior Vice President -
                  One Nationwide Plaza                                  Operations
                  Columbus, OH 43215

                  Susan A. Wolken                             Senior Vice President - Product
                  One Nationwide Plaza                          Management and Nationwide
                  Columbus, OH  43215                               Financial Marketing


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** other subsidiaries


                COMPANY                      STATE/COUNTRY OF         NO. VOTING              PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)
The 401(k) Companies, Inc.               Texas                                        Holding Company

The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                      plans
401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                      SEC

401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer

Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                      insurance & annuity products through
                                                                                      financial institutions
Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                      insurance & annuity products through
                                                                                      financial institutions
AID Finance Services, Inc.               Iowa                                         Holding Company

ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                      lines broker for property & casualty
                                                                                      insurance products
ALLIED Group, Inc.                       Iowa                                         Property & casualty holding company

ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
Company                                                                               casualty insurance products

ALLIED Group Merchant Banking            Iowa                                         Broker-Dealer
Corporation

ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property &
Company                                                                               casualty insurance

Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                      insurance organizations
AMCO Insurance Company                   Iowa                                         Underwrites general property &
                                                                                      casualty insurance
American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                      and bulk insurance
Auto Direkt Insurance Company            Germany                                      Insurance Company

Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm

CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                      traditional agent producers of CalFarm
                                                                                      Insurance Company

CalFarm Insurance Company                California                                   Multi-line insurance company

Caliber Funding                          Delaware                                     A limited purpose corporation

Colonial County Mutual Insurance         Texas                                        Insurance Company
Company

Columbus Insurance Brokerage and         Germany                                      General service insurance broker
Service GmbH


                COMPANY                      STATE/COUNTRY OF         NO. VOTING              PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)
Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                      services commercial insurance
Depositors Insurance Company             Iowa                                         Underwrites property & casualty
                                                                                      insurance

eNationwide, LLC                         Ohio                                         A limited liability company to provide
                                                                                      administrative services to
                                                                                      Nationwide's direct operations

Excaliber Funding Corporation            Delaware                                     Limited purpose corporation

F&B, Inc.                                Iowa                                         Insurance Agency

Farmland Mutual Insurance Company        Iowa                                         Mutual Insurance Company

Financial Horizons Distributors Agency   Alabama                                      Insurance agency marketing life
of Alabama, Inc.                                                                      insurance and annuity products through
                                                                                      financial institutions
Financial Horizons Distributors Agency   Ohio                                         Insurance marketing life insurance and
of Ohio, Inc.                                                                         annuity products through financial
                                                                                      institutions

Financial Horizons Distributors Agency   Oklahoma                                     Insurance marketing life insurance and
of Oklahoma, Inc.                                                                     annuity products through financial
                                                                                      institutions

Financial Horizons Distributors Agency   Texas                                        Insurance marketing life insurance and
of Texas, Inc.                                                                        annuity products through financial
                                                                                      institutions

*Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                      company
Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                           solely in the financial institution
                                                                                      market

GatesMcDonald Health Plus Inc.           Ohio                                         Managed Care Organization

Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                      workers' and unemployment compensation
                                                                                      matters

Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                      examinations and data processing
                                                                                      services

Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
Inc.                                                                                  claims administration services to
                                                                                      employers with exposure in New York
Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                      property & casualty brokerage services
Irvin L. Schwartz and Associates, Inc.   Ohio                                         Insurance Agency

Landmark Financial Services of New       New York                                     Insurance agency marketing life
York, Inc.                                                                            insurance and annuity products through
                                                                                      financial institutions
Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail


                COMPANY                      STATE/COUNTRY OF         NO. VOTING              PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)
Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                      automobile and motorcycle insurance
                                                                                      for Colonial Mutual Insurance Company

MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                      services for workers compensation,
                                                                                      automobile injury and disability claims

Midwest Printing Services, Ltd.          Iowa                                         General printing services

Morley & Associates, Inc.                Oregon                                       Insurance brokerage

Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                      money management
Morley Financial Services, Inc.          Oregon                                       Holding Company

Morley Research Associates, Ltd.         Delaware                                     Credit research consulting

**MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                      facility

**National Casualty Company              Wisconsin                                    Insurance Company

National Casualty Company of America,    England                                      Insurance Company
Ltd.

National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                      plans for public employees
**National Premium and Benefit           Delaware                                     Provides third-party administration
Administration Company                                                                services

Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                      investment management and
                                                                                      administrative services
**Nationwide Agency, Inc.                Ohio                                         Insurance Agency

Nationwide Agribusiness Insurance        Iowa                                         Provides property & casualty insurance
Company                                                                               primarily to agricultural business

Nationwide Arena, LLC                    Ohio                                         A limited liability company related to
                                                                                      arena development
*Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company

Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                      and motorcycle insurance
Nationwide Cash Management Company       Ohio                                         Investment Securities Agent


                COMPANY                      STATE/COUNTRY OF         NO. VOTING              PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)
Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                      affiliated with Nationwide Mutual
                                                                                      Insurance Company

Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
Company, LLC                                                                          agency support services to Nationwide
                                                                                      exclusive agents

Nationwide Financial Assignment Company  Ohio                                         An assignment company to administer
                                                                                      structured settlement business

Nationwide Financial Institution         Delaware                                     Insurance Agency
Distributors Agency, Inc.

Nationwide Financial Institution         New Mexico                                   Insurance Agency
Distributors Agency, Inc. of New Mexico

Nationwide Financial Institution         Massachusetts                                Insurance Agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
(Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                      products to persons outside the U.S. &
                                                                                      Bermuda

Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
Trust                                                                                 securities & uses proceeds to acquire
                                                                                      debentures

Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
Trust II                                                                              securities & uses proceeds to acquire
                                                                                      debentures

Nationwide Financial Services, Inc.      Delaware                                     Holding Company for entities
                                                                                      associated with Nationwide Mutual
                                                                                      Insurance Company
Nationwide Foundation                    Ohio                                         Not-for profit corporation

Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                      insurance to select customers
Nationwide Global Finance, LLC           Ohio                                         Act as a support company for
                                                                                      Nationwide Global Holdings, Inc. & its
                                                                                      international capitalization efforts
Nationwide Global Funds                  Cayman Islands                               Exempted company with limited
                                                                                      liability for purpose of issuing
                                                                                      investment shares to segregated asset
                                                                                      accounts of Nationwide Financial
                                                                                      Services (Bermuda) Ltd. and to
                                                                                      non-U.S. resident investors

Nationwide Global Holdings, Inc.         Ohio                                         Holding Company for Nationwide
                                                                                      Insurance Enterprise international
                                                                                      operations

Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyze European market of life
Luxembourg Branch                        Luxembourg                                   insurance


                COMPANY                      STATE/COUNTRY OF         NO. VOTING              PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)
Nationwide Global Holdings-Hong Kong,    Hong Kong                                    Primarily a holding company for
Limited                                                                               Nationwide Global Holdings, Inc. Asian
                                                                                      operations

Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
Participacoes LTDA

Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization

Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor

*Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                      from Nationwide Mutual Insurance

                                                                                      Company and other insurers within the
                                                                                      Nationwide Insurance Enterprise
Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                      underwriter of property & casualty
                                                                                      insurance
Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                      except life insurance
Nationwide Insurance Golf Charities,     Ohio                                         Not-for-profit corporation
Inc.
Nationwide International Underwriters    California                                   Special risks, excess & surplus lines
                                                                                      underwriting manager
Nationwide Investing Foundation          Michigan                                     Provide investors with continuous
                                                                                      source of investment under management
                                                                                      of trustees
*Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                      company
Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
Corporation

Nationwide Investors Services, Inc.      Ohio                                         Stock Transfer Agent

**Nationwide Life and Annuity            Ohio                                         Life Insurance Company
Insurance Company

**Nationwide Life Insurance Company      Ohio                                         Life Insurance Company

Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas

Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                      products and related services
Nationwide Mutual Fire Insurance         Ohio                                         Mutual Insurance Company
Company

*Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                      company

Nationwide Mutual Insurance Company      Ohio                                         Mutual Insurance Company


                COMPANY                      STATE/COUNTRY OF         NO. VOTING              PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)
Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                      and real estate investments

Nationwide Property and Casualty         Ohio                                         Insurance Company
Insurance Company

Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                      and real estate investments
Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                      compensation plans for public employees
Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
of Alabama                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
of Arizona                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
of Arkansas                                                                           compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
of Montana                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
of Nevada                                                                             compensation plans for public employees

Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
of New Mexico                                                                         compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
of Ohio                                                                               members of the National Education
                                                                                      Association in the state of Ohio
Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
of Oklahoma                                                                           members of the National Education
                                                                                      Association in the state of Oklahoma
Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
of South Dakota                                                                       compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
of Texas                                                                              compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
of Wyoming                                                                            members of the National Education
                                                                                      Association in the state of Wyoming


                COMPANY                      STATE/COUNTRY OF         NO. VOTING              PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)
Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
Insurance Agency Inc.                                                                 compensation plans for public employees

Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health & life
                                                                                      insurance; private open pension and
                                                                                      wealth concession plans
*Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                      company
Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                      company performing shared services
                                                                                      functions for the Nationwide Insurance
                                                                                      Enterprise

Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                      Office of Thrift Supervision in U.S.
                                                                                      Department of Treasury to exercise
                                                                                      custody & fiduciary powers
Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                      Insurance Group
Neckura Insurance Company                Germany                                      Insurance Company

Neckura Life Insurance Company           Germany                                      Life and health insurance company

Nevada Independent                       Nevada                                       Workers' compensation administrative
Companies-Construction                                                                services to Nevada employers in the
                                                                                      construction industry
Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
and Nonprofit                                                                         services to Nevada employers in health
                                                                                      & nonprofit industries
Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                      hospitality & entertainment industries
Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
Manufacturing, Transportation and                                                     services to Nevada employers in the
Distribution                                                                          manufacturing, transportation and
                                                                                      distribution industries
NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                      Financial Services, Inc. distribution
                                                                                      companies
NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                      Nationwide Global Holdings, Inc.
                                                                                      European operations
NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                      companies


                COMPANY                      STATE/COUNTRY OF         NO. VOTING              PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)
NGH UK, Ltd.                             United Kingdom                               Assist Nationwide Global Holdings,
                                                                                      Inc. with European operations and
                                                                                      marketing

Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                      investments

PanEuroLife                              Luxembourg                                   Life Insurance company providing
                                                                                      individual life insurance primarily in
                                                                                      the UK, Belgium and France

Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                      keeping services

Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer

Premier Agency, Inc.                     Iowa                                         Insurance Agency

Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                      licensed insurance agency with the
                                                                                      Texas Department of Insurance

Scottsdale Indemnity Company             Ohio                                         Insurance Company

Scottsdale Insurance Company             Ohio                                         Insurance Company

Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
Company                                                                               insurance coverage on a non-admitted
                                                                                      basis

SVM Sales GmbH, Neckura Insurance Group  Germany                                      Recruits and supervises external sales
                                                                                      partners who obtain new business for
                                                                                      the Neckura Group as well as to offer
                                                                                      financial services

Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers

Villanova Capital, Inc.                  Delaware                                     Holding Company

Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                      investment advisor

Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                      investment advisor

Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                      of property and casualty insurance


                COMPANY                      STATE/COUNTRY OF         NO. VOTING              PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)
*   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

*   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

*   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

    Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

*   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

*   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

*   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account

*   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account

*   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account


*   Nationwide VA Separate Account-D                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account


*   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

*   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

*   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

*   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

*   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

*   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

*   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
    Account                                                       Account

*   Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

*   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

*   Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account

    Nationwide Variable Account-11                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account


                COMPANY                      STATE/COUNTRY OF         NO. VOTING              PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)
*   Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies

    Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies

*   Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies

*   Nationwide VL Separate Account -D               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies

*   Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies

*   Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies

*   Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies

*   Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies

    Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   CARIBBEAN ALLIANCE    |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|                         |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 1,900,000  |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|99.99%       $19,000,000 |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |NHMC-100%     $11,000     |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |    ADVANCED BUSINESS    |   |   |          WESTERN         |
                                      |      SERVICES, INC.     |   |   |    HERITAGE INSURANCE    |
                                      |                         |   |   |          COMPANY         |
                                      |Common Stock: 1,000      |   |   |                          |
                                      |------------  Shares     |   |   |Common Stock: 4,776,076   |--------------------------------
                                      |                         |---|   |------------- Shares      |
                                      |              Cost       |       |                          |
                                      |              ----       |       |              Cost        |
                                      |AGI-100%      $1,500,000 |       |              ----        |
                                      |                         |       |SIC-100%      $57,000,000 |
                                      ---------------------------       ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GMBH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GMBH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,000        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.3%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,182,959,447 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    111,835,185 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16%     $91,600           |
  |     |                              |     |    |                              |       |     |Fire-16%         $91,742           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             -------------------------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             -------------------------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             -------------------------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             -------------------------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |      Liability Company        |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |eNat-100%                     |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2000

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                       |--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
|                           |  |  |                           |  ||  |                           | |  ||  |        INC          |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC   |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |  ASSET ALLOCATION TRUST   |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |..|  |    OHIO BUSINESS TRUST    |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |      |               Cost        | |  ||  |                     |
| NW Life-70%               |  |  |                           |      |               ----        | |  ||  |                     |
| NW Mutual-30%             |  |  |                           |      | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------      ----------------------------- |  ||  -----------------------
                               |                                                                   |  ||
-----------------------------  |                                     ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |                                     |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |                                     |                           | |  ||  |                     |
|                           |  |                                     |                           | |  ||  |                     |
| Units:                    |..|                                     | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |                                        | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |                                        |                           | |  ||  |    OF TEXAS, INC    |
|                           |                                        |               Cost        | |  ||  |                     |
| NW Life-97.6%             |                                        |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |                                        | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------                                        ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
                                                                     |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
                                                                     |       INC. OF MASS.       | |  ||  |                     |
                                                                     |                           |--  ====|Common Stock: 750    |
                                                                     |Common Stock: 100 Shares   | |      |------------  Shares |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |NFIDAI-100%          |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |  INSURANCE AGENCY, INC.   | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,182,959,447 |
                                                  |FIRE            649,510    111,385,185 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |CLASS B      NW CORP-100%  |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|-------------------------|--------------------------|-------------------------|
           |                         |                         |                          |                         |
-----------|------------ ------------|------------ ------------|------------ -------------|------------ ------------|-------------
|NFS DISTRIBUTORS, INC.| |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
|       (NFSDI)        | |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
|                      | |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
|                      | |                       | |------------- Shares   | |                        | |NFS-96%                 |
|                      | |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
|NFS-100%              | |                       | |              ----     | |              ----      | |---------------  Shares |
|                      | | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
-----------|------------ ------------------------- ------------------------- -------------------------- ------------|-------------
           |                                                                                                        |
-----------|---------|----------------|--------------------------|                        |-------------------------|---------------
-----------|-------- | ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
|NATIONAL DEFERRED | | |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
|COMPENSATION, INC.| | |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
|                  | | |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
|                  | | |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
|                  | | |-------------   -------   | |                        | |                       | |                       |
|NFSDI-100%        | | |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
|                  | | |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
---||--------------- | -----------|---------------- -------------|------------ -----------------|------- -----------|-------------
   ||                |            |                              |                              |                   |
   ||                |            |                              |                              |                   |------------|
   ||                |            |                              |                              |                                |
   ||  --------------|------------|----------------------------  |  --------------------------  |  ----------------------------  |
   ||  |    IRVIN L. SCHWARTZ    |||   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
   ||  |   AND ASSOCIATES, INC.  |||SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
   ||  |                         |||                          |  |  |      NEW MEXICO        |  |  |                          |  |
   ||  |Common Stock:  Control:  |||Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
=====  |-------------  --------  |||------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
       |Class A        Other-100%|||              Cost        |  |  |               Cost     |  |  |              Cost        |  |
       |Class B        NFSDI-100%|||              ----        |  |  |               ----     |  |  |              ----        |  |
       |                         |||NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
                                  |                              |                              |                                |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
       |    401(k) INVESTMENT    |||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
       |      SERVICES, INC.     |||SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
       |                         |||                          |  |  |      SO. DAKOTA        |  |  |                          |  |
       |Common Stock: 1,000,000  |||Common Stock: 1,000       |  |  |Common Stock: 1,000     |  |  |                          |  |
       |------------  Shares     |-|------------- Shares      |--|--|------------- Shares    |  |==|     LUXEMBOURG SICAV     |  |--
       |                         |||              Cost        |  |  |               Cost     |  |  |                          |  |
       |               Cost      |||              ----        |  |  |               ----     |  |  |                          |  |
       |               ----      |||NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |  |  |                          |  |
       |401(k)-100%    $7,800    ||----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------|                              |                              |                                |
                                  |----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------||   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
       |    401(k) INVESTMENT    |||    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
       |      ADVISORS, INC.     |||         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
       |                         |||Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
       |Common Stock:  1,000     |||------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
       |------------   Shares    |-|              Cost        |  |  |              Cost      |  |  |              Cost        |  |
       |                         |||              ----        |  |  |              ----      |  |  |              ----        |  |
       |               Cost      |||NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
       |               ----      ||----------------------------  |  --------------------------  |  ----------------------------  |
       |401(k)-100%    $1,000    ||                              |                              |                                |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
                                  ||   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   VILLANOVA FINANCIAL    |  |
       ---------------------------||      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |       GROUP, INC.        |  |
       |   THE 401(k) COMPANY    |||       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
       |                         |||Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
       |Common Stock: 855,000    |||------------- Shares      |--|==|                        |  |--|Series A Preferred:100,000|  |--
       |------------  Shares     |||                          |  |  |                        |     |------------------ Shares |  |
       |                         |||              Cost        |  |  |                        |     |                   Cost   |  |
       |              Cost       |||              ----        |  |  |                        |     |                   ----   |  |
       |              ----       |-|NRS-100%      $1,000      |  |  |                        |     |VSA-100%       $10,000,000|  |
       |401(k)-100%   $1,000     ||----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------|                              |                                                               |
                                  |----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     |    PORTLAND INVESTMENT   |  |
       |                         |||SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |       SERVICES, INC.     |  |
       |                         |||                          |  |  |        OKLAHOMA        |     |                          |  |
       |  RIVERVIEW AGENCY, INC. |||Common Stock: 500         |  |  |                        |     |Common Stock: 1,000       |  |
       |                         |||------------- Shares      |--|==|                        |     |------------- Shares      |--|--
       |                         |||              Cost        |  |  |                        |     |              Cost        |  |
       |                         |=|              ----        |  |  |                        |     |              ----        |  |
       |                         | |NRS-100%      $500        |  |  |                        |     |Morley-100%   $25,000     |  |
       --------------------------- ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|     |         MORLEY &         |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |     |     ASSOCIATES, INC.     |  |
                                   |                          |  |  |      OF TEXAS          |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 3,500       |--|--
                                   |------------- Shares      |     |                        |     |------------- Shares      |
                                   |              Cost        |     |                        |     |              Cost        |
                                   |              ----        |     |                        |     |              ----        |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $1,000      |
                                   ----------------------------     --------------------------     ----------------------------

                                                                                                                            (Right)
















-----------------------------------------------------------------------------------------------
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   ------------------------------- |      ----------------------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $506,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $14,603,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             | |  |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          | |  |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          | |  |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    | |  |   |-------------             |
    |    |                            | | |                             | |  |   |               Cost       |
    |    |                            | | |                             | |  |   |               ----       |
    |    |                            | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |                                   --|                             | |  |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 | |      |------------              |
    |    |        CAPITAL LLC         | | |               Cost          | |      |               Cost       |
    |    |                            | | |               ----          | |      |               ----       |
    |----|                            | | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
         |                            | | ------------------------------- |      ----------------------------
         |                            | |                                 |
         |                            | | ------------------------------- |      ----------------------------
         |VILLANOVA CAPITAL, INC.-65% | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         ------------------------------ | |     COMPANY OF NEVADA       | |      |                          |
                                        --|                             | -------|Common Stock:  1 Shares   |
         ------------------------------ | |Common Stock:  40 Shares     |        |------------              |
         |     EXCALIBER FUNDING      | | |------------                 |        |               Cost       |
         |        CORPORATION         | | |               Cost          |        |               ----       |
---------|Common Stock: 1,000 Shares  | | |               ----          |        |NW Corp.-100%  $7,000,000 |
         |-------------               | | |Gates-100%     $93,750       |        ----------------------------
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
         ------------------------------ | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
         |     UNION BOND & TRUST     | --|         ENTERTAINMENT       |       Contractual Association   - Double Line
         |           COMPANY          |   |                             |       Limited Liability Company - Dotted Line
         |                            |   |Common Stock:  1,000 Shares  |
---------|Common Stock:  2,000 Shares |   |------------                 |
         |------------                |   |                             |
         |               Cost         |   |Gates-100%                   |       September 30, 2000
         |               ----         |   -------------------------------
         |Morley-100%    $50,000      |
         ------------------------------
                                                                                                                    Page 2

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |       MARENWOOD, LTD. (FKA)     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |      GARTMORE FUND MANAGERS     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |----|          (FAR EAST) LTD.        |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GISL - 50%                      |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GNL - 50%                       |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE FUND MANAGERS     |   |   |    GARTMORE INVESTMENT MGMT.    |
      |       HOLDINGS PLC           |  |    |    |       INTERNATIONAL LIMITED     |   |   |  (CHANNEL ISLAND) LTD. (GIMCIL) |
      |          (AMH)               |  |    |    |              (GFMI)             |   |   |  (FKA) NATWEST INVESTMENT MGMT. |
      |                              |  |    |----|                                 |   |---|      CHANNEL ISLANDS LIMITED    |
      |                              |  |         | GISL - 99.99%                   |   |   | FTL - 99.99%                    |
      | NUKHCL - 100%                |  |         | GSL - .01%                      |   |   | Corp Share Ltd. - .01%          |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
                      |                 |                          |                    |
                      |                 |                          |                    |
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |    GARTMORE INVESTMENT       |  |         |        GARTMORE NOMINEES        |   |   |    GARTMORE SECURITIES LTD.     |
      |       MANAGEMENT PLC         |  |         |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (GIM)               |  |         |                                 |   |   |                                 |
      |                              |--|         | GFMI - 94%                      |   |---|                                 |
      | AMH - 99.99%                 |            | GSL - 3%                        |       | GIM - 99.99%                    |
      | GNL - .01%                   |            | GIM - 3%                        |       | GNL - .01%                      |
      --------------------------------            -----------------------------------       -----------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | Casualty  12,992,922   $1,182,959,447 |
                                           | Fire         649,510      111,835,185 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $506,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. Z.O.O.     |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    GARTMORE SCOTLAND LTD.    |
                |       |           (GIL)              |        |       |           (GSCL)             |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GNL - 50%                    |        |       | GNL - .01%                   |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 98.46%                 |        |       | GIM - 50%                    |
                |       | GIM - 1.54%                  |        |       | GSCL - 50%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSCL - .01%                  |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSCL - 1%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSCL - 50%                   |
                        --------------------------------                --------------------------------

                                                                                                                        (Right side)































----------------------|---------------------|----------------------|------------------------------------------|
                      :                     |                      :                                          |
       ---------------|----------------     |      ----------------|------------------       -----------------|-----------------
       |     NATIONWIDE GLOBAL        |     |      |     NATIONWIDE TOWARZYSTWO      |       |   NATIONWIDE GLOBAL HOLDINGS,   |
       |       FINANCE, LLC           |     |      |     UBEZPIECZEN NA ZYCIE SA     |       |    INC. - LUXEMBOURG BRANCH     |
       |                              |     |      |                                 |       |            (BRANCH)             |
       |    Single Member Limited     |     |      | Common Stock: 1,952,000 Shares  |       |                                 |
       |      Liability Company       |     |      | ------------                    |       |                                 |
       |                              |     |      |                                 |       |                                 |
       | NGH - 100%                   |     |      | NGH - 100%                      |       | Endowment Capital - $1,000,000  |
       --------------------------------     |      ----------------|------------------       -----------------|-----------------
                                            |                      |                                          |
---|                                        |                      |                                          |
   |                                        |                      |                                          |
   |   --------------------------------     |      ----------------|------------------       -----------------------------------
   |   |        VICPIC LTD.           |     |      |       PIONEER NATIONWIDE        |       |         NGH LUXEMBOURG S.A.     |
   |   |                              |     |      |            SP. Z.O.O.           |       |              (LUX SA)           |
   |   |                              |     |      |                                 |       |                                 |
   |---|                              |     |      |                                 |   |---| Common Stock:      5,894 Shares |
   |   |                              |     |      | Common Stock: 40,950 Shares     |   |   | ------------                    |
   |   |                              |     |      | ------------                    |   |   |                    Cost         |
   |   | GIM - 99.99%                 |     |      |                                 |   |   |                    -----        |
   |   | GSCL - .01%                  |     |      | NGH - 70%                       |   |   | BRANCH - 99.98%    $115,470,723 |
   |   --------------------------------     |      -----------------------------------   |   -----------------------------------
   |                                        |                                            |
   |                                        |                                            |
   |   --------------------------------     |      -----------------------------------   |   -----------------------------------
   |   |    GARTMORE EUROPE LTD.      |     |      |        SIAM AR-NA-KHET          |   |   |            NGH UK, LTD.          |
   |   |                              |     |      |      COMPANY LTD. (SIAM)        |   |   |                                  |
   |---|                              |     |......|                                 |   |---|                                  |
   |   | GIM - 50%                    |            |                                 |   |   |                                  |
   |   | GSL - 50%                    |            | NGH - 48.99%                    |   |   | LUX SA - 100%                    |
   |   --------------------------------            ----------------|------------------   |   -----------------------------------
   |                                                               :                     |
   |                                                               :                     |
   |   --------------------------------            ----------------|------------------   |   -----------------------------------
   |   |        GARTMORE CAPITAL      |            |          THAI PRASIT            |   |   |     NATIONWIDE GLOBAL HOLDINGS  |
   |   |         MANAGEMENT LTD.      |            |      NATIONWIDE COMPANY LTD.    |   |   |     - NGH BRASIL PARTICIPACOES  |
   |   |             (GCM)            |            |                                 |   |   |         LTDA (NGH BRASIL)       |
   |---|                              |            |                                 |   |---|                                 |
       |                              |            |                                 |   |   |          Shares      Cost       |
       |                              |            |                                 |   |   |          ------      -----      |
       | GIM - 99.99%                 |            | NGH - 24.3%                     |   |   | LUX SA   6,164,899   R6,164,889 |
       | GSL - .01%                   |            | SIAM - 37.7%                    |   |   | NGH      1           R1         |
       ---------------|----------------            -----------------------------------   |   -----------------|-----------------
                      |                                                                  |                    |
                      |                                                                  |                    |
       ---------------|----------------            -----------------------------------   |   -----------------|-----------------
       |      GARTMORE U.S. LTD.      |            |        PANEUROLIFE (PEL)        |   |   |     NATIONWIDE SEGURADORA S.A.  |
       |           (GUS)              |            |                                 |   |   |                                 |
       |                              |            | Common Stock: 1,300,000 Shares  |   |   |          Shares      Cost       |
       |                              |            | -------------     Cost          |---|   |          ------      -----      |
       |                              |            |                   ----          |       | NGH                             |
       |                              |            | LUX SA - 100%     3,817,832,685 |       | BRASIL   9,999,999   R9,999,999 |
       | GCM - 100%                   |            | LUF                             |       | LUX SA   1           R1         |
       ---------------|----------------            -----------------|-----------------       -----------------------------------
                      |                                             |
                      |                                             |
       ---------------|----------------            -----------------|-----------------
       |       GARTMORE GLOBAL        |            |           VERTBOIS, SA          |
       |          PARTNERS            |            |                                 |  Subsidiary Companies-- Solid Line
       |                              |            |                                 |  Contractual Association-- Double Line
       |                              |            |                                 |  Limited Liability Company-- Dotted Line
       |                              |            | PEL - 99.99%                    |
       | GUS - 50%                    |            | LUX SA - .01%                   |  September 30, 2000                   Page 3
       --------------------------------            -----------------------------------

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2000 was 791 and 2,028, respectively.

Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VA Separate Account-D, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and the Nationwide VLI Separate Account-5, Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.

              (b)    NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS


                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 Joseph J. Gasper                                                  Chairman of the Board and
 One Nationwide Plaza                                                       Director
 Columbus, OH 43215

 Dimon R. McFerson                                                Chairman and Chief Executive
 One Nationwide Plaza                                                 Officer and Director
 Columbus, OH 43215

 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215

 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215

 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215

 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215

 Robert A. Oakley                                                  Executive Vice President -
 One Nationwide Plaza                                               Chief Financial Officer
 Columbus, OH 43215

 Robert J. Woodward, Jr.                                           Executive Vice President -
 One Nationwide Plaza                                               Chief Investment Officer
 Columbus, OH 43215

 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215

 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215

 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 Glenn W. Soden                                                       Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

                   NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS


                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 Duane M. Campbell                                                    Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215


(c)
NAME OF PRINCIPAL               NET UNDERWRITING        COMPENSATION ON         BROKERAGE       COMPENSATION
  UNDERWRITER                   DISCOUNTS AND           REDEMPTION OR           COMMISSIONS
                                COMMISSIONS             ANNUITIZATION
Nationwide Investment           N/A                     N/A                     N/A             N/A
Services Corporation

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                       KPMG LLP


Columbus, Ohio
April 26, 2000

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 8 and has caused this Post-Effective Amendment No. 8 to be signed on its behalf in the City of Columbus, and State of Ohio, on this 13th day of December, 2000.


                                                                     NATIONWIDE VARIABLE ACCOUNT-9
                                                     ---------------------------------------------------------------
                                                                            (Registrant)

                                                                   NATIONWIDE LIFE INSURANCE COMPANY
                                                     ---------------------------------------------------------------
                                                                            (Depositor)

                                                                        By/s/STEVEN SAVINI, ESQ.
                                                     ---------------------------------------------------------------
                                                                           Steven Savini, Esq.


As required by the Securities Act of 1933, Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 13th day of December, 2000.



               SIGNATURE                                 TITLE

LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

NANCY C. BREIT                                         Director
----------------------------------------
Nancy C. Breit

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                                  Chief Executive Officer
----------------------------------------             and Director
W.G. Jurgensen

DIMON R. MCFERSON                                      Chairman
----------------------------------------             and Director
Dimon R. McFerson

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

ZJAMES F. PATTERSON                                    Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                         By /s/ STEVEN SAVINI
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                            Steven Savini
                                                                                          Attorney-in-Fact
ROBERT L. STEWART                                      Director
----------------------------------------
Robert L. Stewart